PIMCO Funds Shareholder Update


This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the semi-annual report for the PIMCO Funds Pacific Investment Management Series.

                            [ARTWORK APPEARS HERE]

Investors searching for yield in today's bond market will want to consider the opportunities discussed on page 4.


September 30, 1998

PIMCO Funds Pacific Investment Management Series Class D Shares

Short-Term
Low Duration
Real Return Bond
Total Return
Total Return Mortgage
High Yield
Municipal Bond
Foreign Bond
Strategic Balanced
StocksPLUS

Inside this update:
--------------------------------------------------------------------------------
Page 2     Letter From PIMCO Funds Chairman
--------------------------------------------------------------------------------
Page 3     Stock/Bond Update
--------------------------------------------------------------------------------
Page 4     Today's Investor

Searching for Yield in Today's Market
--------------------------------------------------------------------------------
Page 6     Manager Spotlight

Bill Gross of Pacific Investment Management
--------------------------------------------------------------------------------
Page 7     In the News: Recent News on the PIMCO Funds
--------------------------------------------------------------------------------
Page 7     Investor Services: PIMCO Funds is on the Web
--------------------------------------------------------------------------------
Page 8     Fund Spotlight: PIMCO Tax-Efficient Equity Fund
--------------------------------------------------------------------------------
Page 9     Overview: The PIMCO Funds Family
--------------------------------------------------------------------------------
Page 10 PIMCO Funds Pacific Investment Management Series September 30, 1998 Semi-Annual Report

                                              [LOGO OF PIMCO FUNDS APPEARS HERE]

Chairman's Letter
Dear Fellow Shareholder:


Despite the negative impact of foreign events during the third quarter of 1998, for the one-year period ended September 30, 1998 stocks were up 9.0% (as measured by the Standard & Poor's 500 Index of stocks). The bond market actually benefited from international unrest, as long-term Treasury securities reached historically low yields and the overall market, as measured by the Lehman Brothers Aggregate Bond Index, posted an 8.3% increase.

Overall, the funds in the PIMCO Funds Pacific Investment Management Series also did well in this environment. For a complete analysis of each Fund's performance and the related financial statements, turn to page 10.

In addition to this important shareholder information from the Trustees, this update includes stock and bond market commentary from PIMCO Funds portfolio managers, an interview with PIMCO's Bill Gross and a number of bond market investment strategies that you may want to discuss with your financial advisor.

As always, we appreciate the trust you have placed in us through your investments. We will continue to work hard to help you meet your financial objectives. If you have any questions regarding your investment, please contact your financial advisor, or call us at 1-800-426-0107. Or, visit our Web site at www.pimcofunds.com.



Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board

October 23, 1998

Market Review
The Bond Market

Good Times for Bonds


Six months ago in our annual report to shareholders we predicted the yield on long-term U.S. Treasury bonds could drop to 5%. This target was reached, and then late in the third quarter yields went on to fall below 5% for the first time since 1967. And, as bond prices move in the opposite direction of yields, prices of Treasuries soared.

The Treasury market benefited from continued global turmoil. Asian financial woes spread to Russia, and concern grew over problems in Brazil and Latin America. Investor confidence was further unsettled by the unwillingness of the International Monetary Fund to step in and buoy the failing Russian economy. These uncertain conditions led to a massive flight to quality, as investors around the world sought safety by pouring assets into U.S. Treasuries.

While Treasuries prospered, some other sectors of the fixed income market missed out on the rally. For example, investment grade corporate bonds, along with high yield bonds, were hurt by fears that global problems would affect U.S. corporate earnings and growth. Although the municipal bond market did not benefit from the global flight to quality, the sector is currently experiencing a resurgence, with some non-taxable yields actually higher than Treasuries.

Going forward, we expect to see more troubled countries acting to defend their currencies. Many will hike up interest rates, as Brazil has done. This typically leads to slowing growth. Other countries may favor the route taken by Malaysia--imposing capital controls--which hurts liquidity. In either case, we expect to see an increase in financial uncertainties around the world. For additional details on our view of the global economy please refer to the interview with Bill Gross on page 6.

Domestically, we expect the economy to continue to slow. We believe the Federal Reserve will need to act in order to buoy the U.S. economy and increase global liquidity. As such, we expect further interest rate cuts, reducing the Fed Funds rate to the 4-4.5% range in the coming year. If inflation remains in its current low range, as we expect, the real rate of return on bonds should continue to be historically high, making this a relatively attractive opportunity for bond investors.

Plunging interest rates led to strong gains in the prices of bonds.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

30-Year Treasury Rates

        9/97            6.295
                        6.431
                        6.44
                        6.274
                        6.154
                        6.156
                        6.114
                        6.034
                        6.055
                        6.085
                        5.926
                        5.923
                        5.901
                        5.839
                        5.729
                        5.81
                        5.971
                        5.801
                        5.921
                        5.85
                        5.872
                        5.924
                        6.02
                        5.894
                        5.886
                        5.959
                        5.795
                        5.882
                        5.877
                        5.946
                        5.934
                        5.978
                        5.973
                        5.901
                        5.803
                        5.788
                        5.663
                        5.67
                        5.633
                        5.6
                        5.626
                        5.747
                        5.687
                        5.714
                        5.632
                        5.541
                        5.434
                        5.339
                        5.289
                        5.23
                        5.148
        9/98            5.11

The Stock Market

Equities Slow Down

After continuing its run in the first two quarters of 1998, the bull market finally hit a speed bump in the third quarter. From a peak of 9337 on July 17, the Dow Jones Industrial Average closed on September 30 at 7842. Though this has been a significant short-term drop, the Dow has done very well relative to where it was when the seven-year bull market began in October 1991. At that point the Dow stood at a mere 2365.

This decline has been anticipated for several years, as the dramatic returns of this decade have been unprecedented. But what precipitated the decline was perhaps surprising: a global economic crisis that began in Asia last year and spread to Russia and potentially Latin America and Canada as well.

The Asian currency crisis first appeared in 1997, causing a domestic stock market correction last October, as investors feared Asian woes and cheap imports would affect United States GDP. The market quickly recovered and continued to rise through the second quarter of 1998, as investors' fears of `Asian contagion' subsided. But, in the third quarter, the spread of the crisis to other economies was not well received by investors--nor were reduced earnings expectations for many corporations, especially those with international exposure.

As a result, third quarter results were lackluster. Few sectors performed well, with the exception of non-cyclical stocks such as health care and consumer staples. Utility stocks declined only modestly, as they are considered a safer harbor in volatile markets, and gold stocks rose.

Large-cap stocks, despite more international exposure, outperformed small-caps. Internationally, most regions saw poor performance. Asia, Europe and Latin America were all hard hit, with a few country-specific exceptions.

Looking ahead, we believe the long-anticipated decline will ultimately prove to be healthy for the stock market. This descent could serve to temper runaway P/E ratios and the "irrational exuberance" that Federal Reserve Chairman Alan Greenspan warned against. We see a continued lowering of interest rates in the near-term and believe that, currently, fundamentals remain sound for many domestic companies. We also believe the correction has served to underscore the importance of portfolio diversification and long-term investing.

Foreign economic unrest led to a sharp decline in the price of stocks.

[LINE GRAPH APPEARS HERE]

S&P 500 Index

        9/97            965.04
                        966.98
                        944.16
                        941.64
                        914.62
                        927.51
                        928.35
                        963.09
                        955.4
                        983.79
                        953.39
                        946.78
                        936.46
                        975.04
                        927.69
                        961.51
                        957.59
                        980.28
                       1012.46
                       1020.09
                       1034.21
                       1049.34
                       1055.69
                       1068.61
                       1099.16
                       1095.44
                       1122.7
                       1110.67
                       1122.72
                       1107.9
                       1121
                       1108.14
                       1108.73
                       1110.47
                       1090.82
                       1113.86
                       1098.84
                       1100.65
                       1133.2
                       1146.42
                       1164.33
                       1186.75
                       1140.8
                       1120.67
                       1089.45
                       1062.75
                       1081.18
                       1027.14
                        973.89
                       1009.6
                       1020.09
        9/98           1044.75

Today's
Investor          Searching for Yield in Today's Bond Market


[ARTWORK APPEARS HERE]

While international uncertainties have shaken the stock market dramatically for the past year, they have greatly benefited the bond market. Around the world, many nervous stock investors re-allocated their assets, searching for a more secure place to invest. Most of these assets were invested in what is perceived as the safest haven of all, U.S. Treasury securities. As a result, the bond market has thus far had a strong 1998. As global turmoil grew and money flew into Treasuries, prices went up and yields--which move in the opposite direction of price--came down to historic lows. This rally has benefited bond funds that seek total return, as the overall value of their assets has gone up. However, bond investors primarily seeking current income may be concerned. Should investors expect yields to bounce back up again? If not, where are the best yield opportunities going forward?

[ARTWORK APPEARS HERE]

Set Realistic Expectations

It is time for all investors--stock and bond alike--to adjust their expectations. The U.S. can't remain immune to the problems plaguing the global economy, and we are already seeing the effects in our financial markets. Therefore, rather than comparing your returns and yields with what you earned on investments over the last few years, you should start evaluating them relative to long-term historical averages.

Focus on "Real" Yield

While today's bond yields may appear low, the "real" yield is actually quite high. "Real" yield is the yield after taking into account the effect of inflation. For example, a bond fund might yield 8%, but if inflation is 4%, an investor's "real" yield would only be 4% (yield - inflation = real yield). Today's 1-2% inflation is so low that "real" yields are very attractive when compared to historical averages. For Treasury bonds, the historical average for real yields is 1.8%--yet today, real yields are 3-5%. In addition, many expect inflation to continue dropping to the 0-1% level.

--------------------------------------------------------------------------------
Calculating Real Total Returns
--------------------------------------------------------------------------------

                          1926-1997                    September 30, 1998
--------------------------------------------------------------------------------
  Bond Yield                 5.3%                              5.0%
--------------------------------------------------------------------------------
  Inflation                  3.1%                              1.5%
--------------------------------------------------------------------------------
  "Real Yield"               2.2%                              3.5%

"Real yield" based on yield of 30-year Treasury bonds, less the rate of inflation (represented by the CPI). Yields are not representative of any PIMCO Fund. Source: Ibbotson Associates. Past performance is no indication of future results.

Today's Bond Market Options

Wherever bond investors turn, there is potential for attractive "real" yields. In particular, there are several segments of the bond market offering timely opportunities. Investors who can withstand some principal risk may want to consider mutual funds that invest in municipal bonds, select corporate bonds, "higher quality" below investment-grade bonds, and short-term bonds instead of cash.

Municipal Market

Municipal bonds can offer investors higher after-tax yields than Treasuries at still-attractive prices. Historically, muni bonds provided yields that were between 82-85% of the yields on comparable U.S. Treasuries--and the yield from municipal bonds and municipal bond funds is tax free.* Today, municipals look even better. As of September 30, 1998, municipal bonds were yielding an exceptionally high average of 98% of Treasuries. That means that you earn government bond-like yields--for income which is not subject to federal income taxes.

The municipal bond sector is currently experiencing opportunities due to several factors. First of all, foreign investors seeking quality in U.S. Treasuries bypassed municipal bonds, as these investors don't benefit from the tax-free status. Secondly, the low interest rate environment has spurred state and local governments to issue new bonds, creating an oversupply of municipal bonds. These factors have helped hold down municipal bond prices and buoy yields to these high relative levels.

High-Quality Corporates

For investors who are willing to take on additional credit risk, higher yields can be found in the corporate bond market. As of the end of September, the spread for the yield on BB-rated industrial company bonds over the yield on 10-year U.S. Treasuries was 390 basis points (3.9%)--as wide as it has been since December 1991. This spread obviously reflects the increased risk associated with corporates, but some market analysts believe the spread is more than warranted by fundamentals and that there are excellent opportunities among quality companies.

The Spread Widens

The difference in treasury vs. corporate yields has expanded during the past three years

                           [LINE GRAPH APPEARS HERE]

        SPREAD
        WIDENS
     PLOT POINTS        TREASURY       CORPORATE
     -----------        --------       ---------
         9/95            6.2            8.83
                         5.71           8.59
                         6.27           8.86
                         6.91           9.11
                         6.83           8.85
                         6.3            8.51
                         6.69           8.79
                         6.49           8.28
                         6.21           8
                         5.81           8.1
                         5.65           8.14
                         5.5            8.4
         9/98            4.81           8.71

Source: Bloomberg for the three-year period ended 9/30/98. Treasury yield based on 10-year Treasury bond yield. Corporate yield based on BB-rated corporate bond yield. Past performance is no guarantee of future results. Yields are not representative of any PIMCO Fund.

High Yield Market

The high yield market has been hit hard by market volatility and investor fears, leading to some widely publicized disappointments from certain high yield bond funds. But this market has recently moved back into more reasonable valuations, and there appear to be opportunities for the careful investor. Keep in mind that security selection and sector allocation will likely be the keys to positive performance going forward.

Rather than over-reaching for yield and taking on too much risk, many financial advisors recommend considering a mutual fund that takes a more conservative approach to this higher risk market. Therefore, a fund that emphasizes higher quality below-investment grade securities could be a prudent strategy. While this more cautious approach may not provide the yields of recent years, it could help protect against potential downturns.

Short-Term Bonds

For your cash requirements, shorter-term bond funds can be a more attractive investment because they generally offer higher yields than money markets and guaranteed CDs. Investing in shorter-term bond funds can also help temper the volatility of more aggressive investments. For example, short-term bond funds generally are much more stable in terms of net asset value (NAV) than long-term bond funds and stock funds.

While the yields on one- and two-year Treasuries have declined, resulting in good price appreciation for these bonds, they remain higher than the yields on most CDs and money market accounts. It's important to note that, unlike CDs, short-term bond funds are not guaranteed as to repayment of principal and interest. In addition, their share prices can fluctuate, either up or down, depending on market conditions.

Outperforming CDs

Short-term bond funds have delivered higher yields than CDs

                          [LINE GRAPH APPEARS HERE]

     OUTPERFORMING CDS
        PLOT POINTS          SHORT-TERM BOND FUNDS         CDS
     ------------------      ---------------------         ---
            9/93                      5.15                 2.69
                                      5.14                 2.73
                                      5.19                 3
                                      5.29                 3.5
                                      5.69                 3.89
                                      6.22                 5.1
                                      5.98                 4.84
                                      6.1                  4.79
                                      6.95                 4.6
                                      6.21                 4.75
                                      5.95                 4.4
                                      5.82                 4.65
                                      5.7                  4.7
                                      6.03                 4.7
                                      5.87                 4.7
                                      5.88                 4.8
                                      5.87                 4.7
                                      6.33                 4.8
                                      5.83                 4.65
                                      5.62                 4.6
            9/98                      5.45                 4.5

Source: Lipper Analytical Services, Inc. and Banxquote Money Market for 6-month CD yield. Short-term bond fund yield based on Lipper Short-Term Fund Average and is calculated by Lipper Analytical Services. It does not take into account any sales charges. Past performance is no guarantee of future results. Yields are not representative of any PIMCO Fund.

Today's bond investor will most likely not see the yields they have in recent years, but there are still plenty of attractive opportunities in virtually every sector of the bond market. What is important to keep in mind is that on a "real," or after-inflation basis, yields are at historically high levels. Now could be the ideal time to consult with your financial advisor and re-evaluate your bond portfolio holdings.

* Income from federal municipal bonds is subject to state and local taxes, and may, at times, be subject to the alternative minimum tax.

Manager
Spotlight


Managing Director and Founder of Pacific Investment Management Company
Bill Gross


Bill Gross is a Managing Director and founder of Pacific Investment Management Company, a PIMCO Advisors institutional investment firm. He is also the portfolio manager of the highly-rated PIMCO Total Return and Low Duration Funds, and is leader of the team that manages the Short-Term, Strategic Balanced and StocksPLUS Funds. Mr. Gross' views on the financial markets are regularly featured in The Wall Street Journal, Barron's, Money magazine and The New York Times. We recently spoke with him regarding his latest outlook for the economy and the bond market.

Q: What do you see as the biggest threat to the U.S. economy?

A: Deflation. Simply stated, deflation is an annual price decrease in goods and services, often accompanied by recession. This is a threat that most Americans have only read about in their history books. But in the 1930s, deflation led the U.S.--and much of the world--to bread lines and 25% unemployment. Once it was overcome, many thought we would never see it again.

[PHOTO APPEARS HERE]

Q: What is the current condition of the global economy with regard to deflation?

A: While the U.S. is just now beginning to experience the symptoms of deflation, much of the global economy has been bedridden for some time. Japan has been "deflating" for nearly five years, and Southeast Asia caught the bug in mid-1997. Since that time, one nation after another has succumbed to its ravages, with Russia being its most recent victim. Not only was Russia forced to devalue the ruble, but it defaulted on hundreds of billions of dollars of debt, threatening countries in continents as far away as South America. North America may be next.

Q: After an absence of more than fifty years, what caused deflation to return?

A: The germ of deflation was bred in an atmosphere of idyllic capitalistic optimism after the fall of the Iron Curtain. Not only did Eastern Europe turn capitalist, but Asia, South America and even Mexico took on a new glow that promised expanding markets and escalating profits.

Hundreds of billions of dollars in loans poured out of U.S., Japanese and European banks to finance nascent capitalism in emerging markets. The problem was that there were limits to the ability of economic societies, especially those in capitalistic infancy, to absorb new production. For example, only so many cars can be bought in the short run because emerging nations have so few roads on which to drive them.

When the collective global economy finally discovered it was producing too many things for too few customers, it held a "garage sale." Prices came down, inventory was sold and some of the bills were paid off. But under deflationary conditions, the inventory did not sell at a high enough price to pay off all the debts. In fact, because many emerging nations borrowed money denominated in U.S. dollars instead of their own local currencies, their debts have skyrocketed as the dollar has risen and their own currencies have done nothing but sink. This is deflation at its worst, as country after country crumbles under the burden of too much supply, sinking prices and an overarching burden of too much debt.

Q: But how does this affect the United States?

A: We are part of a global economy, and if an increasing number of countries are effectively bankrupt, we have fewer and fewer potential customers. Keep in mind that our stock market is fed by global profits and our consumers are increasingly fed by our stock market. And that is the reason why the stock market has been down--it smells a decline in corporate profits, if not the economy itself, brought on by worldwide deflation that is difficult to reverse.

Q: How can we reverse deflation?

A: What's required is a dose of lower interest rates in the U.S. and Europe, as well as a reversal of fiscal attitudes that stress the necessity for balanced budgets at all costs and under all circumstances. That, of course, requires strong political leadership and strong central bank policy. The world desperately needs new policies, new solutions and strong leaders in order to combat deflation in a global economy.

The views of Mr. Gross are not indicative of any future performance of any PIMCO Fund.

In The
News


Recent News on PIMCO Funds

The PIMCO Funds and their institutional portfolio managers are regularly featured in the press. Here is a sample of some recent articles.

 . Pacific Investment Management Company, PIMCO Advisors' institutional bond management firm, was featured in the June 6th issue of Morningstar Mutual Funds. It said the firm has "made strategic use of emerging markets and high yield issues within an overall strategy of risk control" and it is "in the best position to wring whatever excess returns are available out of the market." Also in June, Barron's said the firm is "one of the world's leading money management companies, with a terrific long-term record."

 . In August 1998, Morningstar praised the PIMCO High Yield Fund, saying it had "superior performance achieved with less credit risk."

 . In a review of PIMCO Short-Term Fund, Morningstar (8/98) said it "has one of the (ultra-short bond) category's better risk/reward profiles" and that "investors will be hard put to find a more attractive ultra-short vehicle."

 . Of the Low Duration Fund, Morningstar (8/98) said, "this offering is easily one of the (short-term bond) category's most attractive options...it has managed to consistently rank near the top of the category, and its trailing returns are all excellent."

 . The press is taking notice of the high-tech PIMCO Innovation Fund. In June, Business Week, Barron's and SmartMoney featured the Fund and portfolio manager Tony Rizza. And in May, Morningstar praised the Fund, saying its "aggressive tendencies have fueled strong performance during technology rallies. What's surprising, though, is that the Fund has also performed decently when tech has hit a pothole."

 . The insights of Bill Gross, manager of the PIMCO Total Return, Low Duration, Short-Term, Strategic Balanced and StocksPLUS Funds, continue to be sought out by the press. During the last quarter, his views appeared in The Wall Street Journal, Barron's, Business Week, SmartMoney, and on CNN, CNBC and the Fox News Network.

--------------------------------------------------------------------------------
Investor
Services


PIMCO Funds Is on the Web
www.pimcofunds.com

Have you had an opportunity to visit the PIMCO Funds Web site?
If not, you're missing the ability to access the most timely and comprehensive information available on all of the PIMCO Funds. In addition, the site includes daily market commentary from our fund managers, with insights on the economy and other factors affecting the financial markets. We can be found on the worldwide web at www.pimcofunds.com.

Portfolio Manager Information

In the site's Investment Insight section you can learn about each of the PIMCO Fund's institutional investment managers. You'll find details on a manager's investment process and strategy, biographies on individual portfolio managers, and timely updates regarding the managers' views on how the financial markets are affecting fund performance.

[GRAPHIC APPEARS HERE]

Fund Information

The Fund Information section of the site contains daily share prices and profiles on all of the PIMCO Funds. Profiles include performance data, a summary of a fund's portfolio, Morningstar ratings and Lipper rankings, fund statistics and much more.

Track Your Portfolio

A new feature of the site is "My Portfolio"--which enables you to track the market value of your investment portfolio. In addition to your PIMCO Funds investments, you can track other funds, stocks, futures and options. To access this unique service simply click on "My Portfolio" on the Home page.

Questions?

We're sure you'll find the PIMCO Funds Web site to be an invaluable tool. If you have any comments or questions about the site, please call us today at 1-800-426-0107. Or, use the e-mail feature of the site.

Fund
Spotlight


PIMCO Funds recently introduced a new stock fund, the Tax-Efficient Equity Fund. Here are some details on this offering.

PIMCO Tax-Efficient Equity Fund:
Tax-Bite Protection


With the financial markets posting such strong gains over the past several years, many people have not spent a lot of time considering how taxes can take a bite out of their investment returns. But taxes, more than almost any other factor, can play a dramatic role in a mutual fund's performance.

[GRAPHIC APPEARS HERE]

    That's why PIMCO Funds launched its Tax-Efficient Equity Fund. The Fund seeks to provide investors with the benefits of stock fund investing while lessening investment taxes. The Fund is managed by PIMCO Advisors' Parametric Portfolio Associates. Parametric is a specialist in privately managed, tax-efficient portfolios for taxable endowments, trusts and high net worth individuals.

    The firm has developed an innovative approach to tax-sensitive investing, which it utilizes in managing the Tax-Efficient Equity Fund.

    Parametric starts by identifying stocks using its proprietary computer ranking program. First, it seeks to identify companies that appear able to provide sustained growth. Then it ranks these organizations based on a number of factors, such as a company's past growth, current valuations, financial soundness and volatility. Once the portfolio is in place, Parametric employs numerous tax management techniques. These include using a low investment turnover strategy, matching profits to losses when buying and selling securities, and utilizing a low-dividend bias. To learn more about this Fund call 1-800-426-0107.


TAX-EFFICIENT EQUITY QUICK FACTS
--------------------------------------------------------------------------------
Objective:
Maximum after-tax growth of capital

Primary Portfolio:
A broadly diversified portfolio of large-cap stocks

PIMCO Advisors Manager:
Parametric Portfolio Associates

Proposed Symbol:
D Shares: PXTDX

--------------------------------------------------------------------------------

Morningstar Inc., an independent organization, provides investors with information regarding a wide range of investment products. One service offered by Morningstar is assigning star ratings to the mutual funds it tracks. Funds begin to be rated once they have a three-year record. The highest Morningstar rating is five-stars, and the lowest rating is one-star. Following are the PIMCO Fund family's five- and four-star rated Funds as of September 30, 1998.

----------------------------------------------------------------------------------------------------------------------
   PIMCO STOCK FUNDS                Overall                   3 Year                5 Year                10 Year
----------------------------------------------------------------------------------------------------------------------
   Equity Income                    ****                      4                     4                     -
   StocksPLUS                       *****                     5                     5                     -
   Capital Appreciation             ****                      4                     4                     -

----------------------------------------------------------------------------------------------------------------------
   PIMCO BOND FUNDS                 Overall                   3 Year                5 Year                10 Year
----------------------------------------------------------------------------------------------------------------------
   Foreign Bond                     *****                      5                     5                     -
   High Yield                       *****                      5                     5                     -
   Total Return                     *****                      5                     4                     5
   Low Duration                     *****                      5                     5                     5
   Short-Term                       *****                      5                     5                     5

The chart above is based on September 30, 1998 Morningstar ratings. During the 3-, 5- and 10-year periods there were 2,678, 1,584 and 713 domestic equity funds and 1,491,940 and 346 taxable bond funds rated, respectively.

Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to monthly changes. Therefore, past ratings are not a guarantee of future results. Overall ratings are calculated from a fund's 3-, 5- and 10-year (if applicable) average annual total returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. Ratings are based on institutional class shares. Class D shares, which were initially offered in April 1998, have not yet been rated by Morningstar. Had Class D shares been in existence for the same time period as the institutional class shares, they may have received different ratings due to Class D shares' higher expenses. 5-star ratings are limited to the top 10% of funds in an investment category and the next 22.5% earn 4 stars. Institutional class shares generally have a $5 million minimum investment. Under special circumstances, institutional shares may be available. Call for details.

The PIMCO Funds Family

PIMCO Funds offers unique access to the institutional investment capabilities of PIMCO Advisors L.P., manager of over $226 billion. PIMCO Advisors owns seven independent investment firms, each seeking the highest caliber performance in a specific discipline. Six of these firms currently manage PIMCO Funds. Together, their superior standard of expertise has attracted many prestigious clients, including 46 of the 100 largest U.S. corporations.


Stock Funds          Objective                         Primary Portfolio Composition                       PIMCO Advisors Manager
------------------------------------------------------------------------------------------------------------------------------------

Strategic            Total return                      S&P 500 Index stock futures backed by a portfolio   Pacific Investment
Balanced                                               of short-term, fixed income securities, and inter-  Management Company mediate-term investment grade bonds
------------------------------------------------------------------------------------------------------------------------------------

Equity Income        Current income and long-term      Stocks of companies with below-average P/Es         NFJ Investment Group
                     growth                            and above-average dividends
------------------------------------------------------------------------------------------------------------------------------------

Value                Long-term growth of capital       Stocks of companies with below-average P/Es         NFJ Investment Group
                     and income
------------------------------------------------------------------------------------------------------------------------------------

Renaissance          Long-term growth of capital       Stocks of companies with below-average              Columbus Circle
                     and income                        valuations                                          Investors
------------------------------------------------------------------------------------------------------------------------------------

Tax-Efficient Equity Maximum after-tax growth of       A broadly diversified portfolio of at least 250     Parametric Portfolio
                     capital                           common stocks of companies with larger              Associates
                                                       market capitalizations
------------------------------------------------------------------------------------------------------------------------------------

StocksPLUS           Total return exceeding the        S&P 500 Index stock index futures backed by a       Pacific Investment
                     S&P 500 Index                     portfolio of short-term, fixed-income securities    Management Company
------------------------------------------------------------------------------------------------------------------------------------

Capital Appreciation Growth of capital                 Stocks of larger-capitalized companies             Cadence Capital Management
                                                       the manager believes are reasonably priced
------------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Growth       Growth of capital                 Stocks of medium-capitalized companies             Cadence Capital Management
                                                       the manager believes are reasonably priced
------------------------------------------------------------------------------------------------------------------------------------

Innovation           Capital appreciation              Stocks of technology-related companies              Columbus Circle Investors


Bond Funds           Objective                         Primary Portfolio Composition                       PIMCO Advisors Manager
------------------------------------------------------------------------------------------------------------------------------------

Short-Term           Maximum current income            Money market securities and                         Pacific Investment
                     consistent with                   short-term bonds (up to 1 year duration)            Management Company
                     preservation of capital
                     and daily liquidity
------------------------------------------------------------------------------------------------------------------------------------

Low Duration         Maximum total return             Shorter-term, investment grade bonds                 Pacific Investment
                                                      (1-3 year duration)                                  Management Company
------------------------------------------------------------------------------------------------------------------------------------

Real Return Bond     Maximum real return              Inflation-indexed government bonds                   Pacific Investment
                                                                                                           Management Company
------------------------------------------------------------------------------------------------------------------------------------

Total Return         Maximum total return             Intermediate-term, investment grade bonds            Pacific Investment
                                                      (3-6 year duration)                                  Management Company
------------------------------------------------------------------------------------------------------------------------------------

Total Return         Maximum total return             Mortgage-related securities                          Pacific Investment
Mortgage                                              (2-6 year duration)                                  Management Company
------------------------------------------------------------------------------------------------------------------------------------

High Yield           Maximum total return             High-yield bonds (2-6 year duration)                 Pacific Investment
                                                                                                           Management Company
------------------------------------------------------------------------------------------------------------------------------------

Municipal Bond       High current income exempt from  Investment grade municipal bonds                     Pacific Investment
                     federal income tax               (3-10 year duration)                                 Management Company
------------------------------------------------------------------------------------------------------------------------------------

Foreign Bond         Maximum total return             Intermediate-term, investment grade foreign bonds   Pacific Investment
                                                      (3-7 year duration)                                 Management Company

PIMCO Funds Financial Information


We are pleased to present an in-depth review of the PIMCO Funds as of September 30, 1998. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.


Page 11-20  Fund Summary
A summary of a Fund's performance record and portfolio composition, and a review by the Fund's investment manager.

Page 22-64  Schedule of Investments
The schedule of investments includes a listing of securities in the Fund's portfolio as of September 30, 1998, including the number of shares or principal amount and value as of that date.

                                                                                   Schedule of
Bond Funds                                   Fund Summary                          Investments
Short-Term Fund                              Page 11                               Page 22
Low Duration Fund                            Page 12                               Page 24
Real Return Fund                             Page 13                               Page 30
Total Return Fund                            Page 14                               Page 32
Total Return Mortgage Fund                   Page 15                               Page 48
High Yield Fund                              Page 16                               Page 49
Municipal Bond Fund                          Page 17                               Page 53
Foreign Bond Fund                            Page 18                               Page 56
Strategic Balanced Fund                      Page 19                               Page 60
StocksPLUS Fund                              Page 20                               Page 62

Page 65  Financial Highlights
This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total return, the chart reports distributions, asset size, expense ratios and portfolio turnover rate.

Page 66-67  Statement of Assets and Liabilities
This is a "balance sheet" of a Fund as of the last day of the reporting period. It includes the Fund's Class level NAVs per share by dividing the Fund's Class level net assets (assets minus liabilities) by the number of Class level shares outstanding.

Page 68-69  Statement of Operations
This statement lists a Fund's income, expenses, and gains and losses from securities and currency transactions, and from appreciation or depreciation on portfolio holdings.

Page 70-72  Statement of Changes in Net Assets
This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 73  Statement of Cash Flows
For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 74-80  Notes to Financial Statements
These contain a description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

September 30, 1998          PIMCO Short-Term Fund


OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.


PORTFOLIO:

Primarily short-term investment grade bonds.


DURATION RANGE:

0-1 years


FUND INCEPTION DATE:

10/7/87


TOTAL NET ASSETS:

$402 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return     For periods ended 9/30/98

                  D Shares      Lipper Ultra-        Lipper Money
                                Short Obligation     Market
                                Fund Avg.            Index
--------------------------------------------------------------------------------
1 year            5.5%          5.7%                 5.2%
5 years           5.9%          5.4%                 4.8%
10 years          6.2%          5.5%                 5.4%
Inception         6.2%          --                   --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]



                                                                   LIPPER
                                    PIMCO                       MONEY MARKET
MONTH                            SHORT-TERM D                      INDEX
=====                            ============                  ============
10/31/87                          10,000.00                     10,000.00
11/30/87                          10,056.00                     10,056.01
12/31/87                          10,114.32                     10,114.33
01/31/88                          10,181.08                     10,170.97
02/29/88                          10,221.80                     10,222.84
03/31/88                          10,275.98                     10,277.02
04/30/88                          10,330.44                     10,327.38
05/31/88                          10,386.23                     10,382.12
06/30/88                          10,443.35                     10,439.22
07/31/88                          10,494.52                     10,499.76
08/31/88                          10,559.59                     10,565.92
09/30/88                          10,627.17                     10,632.48
10/31/88                          10,717.50                     10,700.52
11/30/88                          10,787.17                     10,767.94
12/31/88                          10,848.65                     10,842.24
01/31/89                          10,924.59                     10,920.30
02/28/89                          10,999.97                     10,993.46
03/31/89                          11,093.47                     11,078.12
04/30/89                          11,175.56                     11,161.20
05/31/89                          11,275.03                     11,250.49
06/30/89                          11,358.46                     11,334.87
07/31/89                          11,451.60                     11,418.75
08/31/89                          11,511.15                     11,499.82
09/30/89                          11,588.27                     11,578.02
10/31/89                          11,694.89                     11,659.06
11/30/89                          11,770.90                     11,736.02
12/31/89                          11,836.82                     11,814.65
01/31/90                          11,892.45                     11,894.98
02/28/90                          11,963.81                     11,966.36
03/31/90                          12,041.57                     12,044.14
04/30/90                          12,089.74                     12,122.43
05/31/90                          12,202.17                     12,203.65
06/30/90                          12,280.27                     12,280.53
07/31/90                          12,363.77                     12,361.58
08/31/90                          12,428.06                     12,441.93
09/30/90                          12,508.85                     12,516.58
10/31/90                          12,602.66                     12,597.94
11/30/90                          12,702.22                     12,676.05
12/31/90                          12,802.57                     12,755.91
01/31/91                          12,893.47                     12,833.72
02/28/91                          12,961.81                     12,899.17
03/31/91                          13,020.13                     12,966.25
04/30/91                          13,099.56                     13,031.08
05/31/91                          13,171.60                     13,094.93
06/30/91                          13,219.02                     13,152.55
07/31/91                          13,295.69                     13,215.68
08/31/91                          13,379.45                     13,276.47
09/30/91                          13,451.70                     13,333.56
10/31/91                          13,528.38                     13,392.23
11/30/91                          13,560.85                     13,445.80
12/31/91                          13,615.09                     13,500.93
01/31/92                          13,665.47                     13,550.88
02/29/92                          13,691.43                     13,592.88
03/31/92                          13,716.07                     13,636.38
04/30/92                          13,772.31                     13,678.65
05/31/92                          13,813.63                     13,719.69
06/30/92                          13,867.50                     13,759.48
07/31/92                          13,922.97                     13,799.38
08/31/92                          13,957.78                     13,835.26
09/30/92                          13,994.07                     13,868.46
10/31/92                          14,008.06                     13,901.75
11/30/92                          14,024.87                     13,933.72
12/31/92                          14,065.54                     13,968.56
01/31/93                          14,111.96                     14,002.08
02/28/93                          14,148.65                     14,031.48
03/31/93                          14,213.74                     14,063.76
04/30/93                          14,262.06                     14,094.70
05/31/93                          14,317.68                     14,124.29
06/30/93                          14,373.52                     14,155.37
07/31/93                          14,425.27                     14,186.52
08/31/93                          14,462.77                     14,219.14
09/30/93                          14,498.93                     14,250.42
10/31/93                          14,549.68                     14,281.77
11/30/93                          14,603.51                     14,313.19
12/31/93                          14,672.15                     14,346.12
01/31/94                          14,697.09                     14,379.11
02/28/94                          14,713.26                     14,409.31
03/31/94                          14,689.72                     14,443.89
04/30/94                          14,713.22                     14,480.00
05/31/94                          14,723.52                     14,520.54
06/30/94                          14,791.25                     14,562.66
07/31/94                          14,860.77                     14,607.80
08/31/94                          14,918.72                     14,657.47
09/30/94                          14,935.13                     14,707.30
10/31/94                          14,973.96                     14,761.71
11/30/94                          14,985.94                     14,817.81
12/31/94                          15,050.38                     14,881.53
01/31/95                          15,125.63                     14,948.50
02/28/95                          15,264.79                     15,011.28
03/31/95                          15,298.37                     15,081.83
04/30/95                          15,462.07                     15,149.70
05/31/95                          15,618.23                     15,222.42
06/30/95                          15,669.77                     15,292.44
07/31/95                          15,763.79                     15,362.79
08/31/95                          15,836.30                     15,431.92
09/30/95                          15,983.58                     15,499.81
10/31/95                          16,098.66                     15,569.56
11/30/95                          16,248.38                     15,636.51
12/31/95                          16,386.49                     15,705.31
01/31/96                          16,465.15                     15,774.41
02/29/96                          16,494.79                     15,835.94
03/31/96                          16,547.57                     15,899.28
04/30/96                          16,625.34                     15,962.87
05/31/96                          16,711.79                     16,028.32
06/30/96                          16,803.71                     16,090.84
07/31/96                          16,850.76                     16,158.42
08/31/96                          16,956.92                     16,226.28
09/30/96                          17,119.71                     16,289.57
10/31/96                          17,256.66                     16,356.35
11/30/96                          17,411.97                     16,421.78
12/31/96                          17,479.88                     16,490.74
01/31/97                          17,583.01                     16,560.01
02/28/97                          17,662.13                     16,621.28
03/31/97                          17,670.97                     16,689.43
04/30/97                          17,771.69                     16,757.85
05/31/97                          17,899.65                     16,829.92
06/30/97                          18,017.78                     16,900.60
07/31/97                          18,158.32                     16,973.27
08/31/97                          18,212.80                     17,046.26
09/30/97                          18,334.82                     17,117,85
10/31/97                          18,376.99                     17,191.46
11/30/97                          18,459.69                     17,263.66
12/31/97                          18,563.06                     17,339.62
01/31/98                          18,672.59                     17,415.92
02/28/98                          18,737.94                     17,483.84
03/31/98                          18,863.48                     17,559.02
04/30/98                          18,950.26                     17,631.01
05/31/98                          19,035.53                     17,706.82
06/30/98                          19,100.25                     17,779.42
07/31/98                          19,214.86                     17,855.87
08/31/98                          19,222.54                     17,932.65
09/30/98                          19,351.33                     18,006.18

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 21 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

------------------------------------
1 year or less                69%
------------------------------------
1-5 years                     30%
------------------------------------
5-10 years                     0%
------------------------------------
10-20 years                    1%
------------------------------------
Duration                0.5 years
------------------------------------


Sector Breakdown

------------------------------------
Mortgage-Backed Securities  54.4%
------------------------------------
Corporate Bonds and Notes   22.8%
------------------------------------
Short-Term Instruments       8.0%
------------------------------------
Asset-Backed Securities      5.6%
------------------------------------
U.S. Government Agencies     4.5%
------------------------------------
Other                        4.7%
------------------------------------


Quality Breakdown

------------------------------------
AAA                           70%
------------------------------------
AA                             2%
------------------------------------
A                             15%
------------------------------------
BBB                            7%
------------------------------------
BB                             6%
------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1998, the Short-Term Fund posted a return of 2.6%. Over the long term the fund outperformed the Lipper Ultra-Short Obligation Fund Average for the 3-, 5-, 10-year and since inception periods ended September 30, 1998.

     As of September 30, 1998, the Fund's standardized yield was 5.6%+. This yield outpaced the 7-day money market yield of 3.4% and outperformed the average six-month CD yield of 4.5%, according to Banxquote Money Market. When comparing these yields, however, shareholders should keep in mind that money market funds attempt to maintain a fixed-share price and that CDs are guaranteed as to repayment of principal and interest. The Fund's shares, on the other hand, are not guaranteed and its share price can fluctuate, either up or down, depending on market conditions.

     Holdings in mortgage-backed securities helped boost returns in the second quarter, offering a higher yield than government securities of similar durations. During the more challenging third quarter, however, the Fund benefited from the diversified nature of its sector strategy. Small holdings of dollar-denominated Latin American bonds, predominantly from Argentina and Mexico, buffered the Fund from increased volatility and disappointing results in the high yield sector.

     The Fund's interest rate strategy also added to performance, as its above-average duration helped it benefit from an anticipated Federal Reserve easing and declining interest rate environment. The Fund was also successful with its focus on high quality issues rated AA or better.

     Looking ahead, the Fund manager anticipates maintaining its focus on quality and above-index duration as it expects an ongoing slowdown in economic growth and a continued decline in interest rates. Given this outlook, the manager remains optimistic that the portfolio is well-positioned to achieve its goals going forward.


                                    See page 22 for financial details.        11

September 30, 1998           PIMCO Low Duration Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily shorter-term, investment grade bonds.


DURATION RANGE:

1-3 years


FUND INCEPTION DATE:

5/11/87


TOTAL NET ASSETS:

$3,492 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return     For periods ended 9/30/98

                  D Shares      Lipper Shrt. Inv.    Merrill Lynch
                                Grade Debt Fund      1-3 yr. Tsy.
                                Average              Index
--------------------------------------------------------------------------------
1 year            7.6%          6.7%                 8.0%
5 years           6.5%          5.4%                 6.0%
10 years          8.0%          7.0%                 7.4%
Inception         8.0%          --                   --



                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]


                    PIMCO                 Merrill Lynch
  Month         Low Duration D          1-3 yr. Tsy. Index
  =====         ==============          ==================
05/31/87          10,000.00                 10,000.00
06/30/87          10,091.00                 10,108.97
07/31/87          10,125.31                 10,158.49
08/31/87          10,121.26                 10,166.55
09/30/87          10,093.93                 10,127.39
10/31/87          10,254.43                 10,350.99
11/30/87          10,367.22                 10,413.51
12/31/87          10,425.28                 10,479.85
01/31/88          10,595.21                 10,647.83
02/29/88          10,669.38                 10,735.16
03/31/88          10,733.40                 10,758.11
04/30/88          10,775.26                 10,771.59
05/31/88          10,796.81                 10,756.21
06/30/88          10,895.06                 10,867.58
07/31/88          10,949.53                 10,875.74
08/31/88          10,991.14                 10,898.91
09/30/88          11,090.06                 11,025.50
10/31/88          11,189.87                 11,135.51
11/30/88          11,201.06                 11,105.60
12/31/88          11,248.11                 11,131.74
01/31/89          11,339.22                 11,219.17
02/28/89          11,353.96                 11,218.94
03/31/89          11,394.83                 11,270.32
04/30/89          11,527.01                 11,442.77
05/31/89          11,761.01                 11,613.79
06/30/89          12,015.05                 11,830.60
07/31/89          12,188.06                 12,005.62
08/31/89          12,128.34                 11,931.78
09/30/89          12,186.58                 12,002.55
10/31/89          12,344.98                 12,183.76
11/30/89          12,453.62                 12,298.53
12/31/89          12,513.40                 12,347.72
01/31/90          12,502.13                 12,357.97
02/28/90          12,584.65                 12,415.56
03/31/90          12,648.83                 12,457.39
04/30/90          12,637.45                 12,481.80
05/31/90          12,847.23                 12,672.77
06/30/90          12,982.12                 12,806.08
07/31/90          13,121.03                 12,965.91
08/31/90          13,143.34                 13,004.68
09/30/90          13,211.68                 13,111.38
10/31/90          13,304.17                 13,255.42
11/30/90          13,459.82                 13,385.84
12/31/90          13,601.15                 13,548.20
01/31/91          13,723.56                 13,672.30
02/28/91          13,829.23                 13,753.52
03/31/91          13,942.63                 13,846.21
04/30/91          13,637.45                 13,977.34
05/31/91          14,108.55                 14,061.76
06/30/91          14,302.49                 14,118.85
07/31/91          14,456.96                 14,241.83
08/31/91          14,660.80                 14,437.22
09/30/91          14,848.46                 14,593.44
10/31/91          14,973.19                 14,750.17
11/30/91          15,131.90                 14,903.42
12/31/91          15,383.09                 15,130.55
01/31/92          15,392.32                 15,107.40
02/29/92          15,464.67                 15,159.52
03/31/92          15,469.31                 15,154.22
04/30/92          15,574.50                 15,292.88
05/31/92          15,728.69                 15,432.35
06/30/92          15,871.82                 15,589.88
07/31/92          16,078.15                 15,764.83
08/31/92          16,181.05                 15,903.25
09/30/92          16,338.01                 16,054.65
10/31/92          16,339.64                 15,958.64
11/30/92          16,344.54                 15,932.63
12/31/92          16,511.26                 16,083.99
01/31/93          16,663.16                 16,250.94
02/28/93          16,856.45                 16,389.88
03/31/93          16,947.48                 16,439.05
04/30/93          17,023.74                 16,540.97
05/31/93          17,039.06                 16,494.66
06/30/93          17,204.34                 16,616.23
07/31/93          17,259.39                 16,654.77
08/31/93          17,423.36                 16,800.00
09/30/93          17,486.08                 16,854.60
10/31/93          17,603.24                 16,887.64
11/30/93          17,615.56                 16,891.86
12/31/93          17,735.35                 16,954.19
01/31/94          17,827.57                 17,063.04
02/28/94          17,747.35                 16,954.01
03/31/94          17,665.71                 16,869.58
04/30/94          17,603.88                 16,809.86
05/31/94          17,580.99                 16,833.73
06/30/94          17,612.64                 16,883.56
07/31/94          17,772.92                 17,028.75
08/31/94          17,844.01                 17,088.70
09/30/94          17,813.67                 17,049.90
10/31/94          17,808.33                 17,088.27
11/30/94          17,808.33                 17,012.05
12/31/94          17,794.08                 17,050.50
01/31/95          17,954.23                 17,287.84
02/28/95          18,176.86                 17,525.38
03/31/95          18,245.93                 17,623.17
04/30/95          18,470.36                 17,780.19
05/31/95          18,800.98                 18,090.81
06/30/95          18,893.10                 18,188.14
07/31/95          18,894.99                 18,263.44
08/31/95          19,095.28                 18,372.11
09/30/95          19,261.41                 18,461.39
10/31/95          19,402.02                 18,617.21
11/30/95          19,623.20                 18,781.78
12/31/95          19,850.83                 18,926.03
01/31/96          19,991.77                 19,086.90
02/29/96          19,857.82                 19,006.16
03/31/96          19,843.92                 18,989.25
04/30/96          19,847.89                 19,005.20
05/31/96          19,861.79                 19,044.16
06/30/96          20,058.42                 19,180.90
07/31/96          20,120.60                 19,256.47
08/31/96          20,215.17                 19,322.52
09/30/96          20,496.16                 19,497.78
10/31/96          20,787.20                 19,717.32
11/30/96          21,063.67                 19,868.35
12/31/96          21,002.59                 18,868.35
01/31/97          21,172.71                 19,961.54
02/28/97          21,253.16                 20,007.45
03/31/97          21,161.78                 19,999.64
04/30/97          21,413.60                 20,163.04
05/31/97          21,589.19                 20,300.55
06/30/97          21,753.27                 20,440.43
07/31/97          22,099.15                 20,665.07
08/31/97          22,081.47                 20,684.08
09/30/97          22,271.37                 20,841.07
10/31/97          22,431.72                 20,995.92
11/30/97          22,492.29                 21,046.94
12/31/95          22,660.98                 21,190.69
01/31/98          22,828.67                 21,396.45
02/28/98          22,901.72                 21,414.85
03/31/98          22,995.62                 21,502.01
04/30/98          23,112.90                 21,602.64
05/31/98          23,256.20                 21,717.78
06/30/98          23,307.36                 21,830.71
07/31/98          23,412.24                 21,932.88
08/31/98          23,498.87                 22,208.58
09/30/98          23,971.20                 22,502.84

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 21 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

-------------------------------------
1 year or less                31%
-------------------------------------
1-5 years                     64%
-------------------------------------
5-10 years                     5%
-------------------------------------
Duration                2.4 years
-------------------------------------


Sector Breakdown

-------------------------------------
Mortgage-Backed Securities  57.4%
-------------------------------------
Corporate Bonds and Notes   22.3%
-------------------------------------
Short-Term Instruments       7.4%
-------------------------------------
Sovereign Issues             4.0%
-------------------------------------
U.S. Government Agencies     2.7%
-------------------------------------
Other                        6.2%
-------------------------------------


Quality Breakdown

-------------------------------------
AAA                           89%
-------------------------------------
AA                             2%
-------------------------------------
A                              2%
-------------------------------------
BBB                            4%
-------------------------------------
BB                             3%
-------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Low Duration Fund posted a strong return for the six-month period ended September 30, 1998, with a return of 4.2%. The Fund outperformed the Lipper Short Term Investment Grade Debt Fund Average of 3.8% for the same time period.

   The Fund's above-index duration continued to boost performance, as interest rates fell during the period due to investor flight to Treasuries amid tumultuous global economic and political conditions. The Fund benefited from price gains in issues with maturities from two to seven years, where yields declined the most. Sector selection and diversification were also key factors driving the Fund's primarily defensive portfolio.

   The Fund's allocation to mortgage-backed bonds detracted from returns, but its seasoned higher coupon holdings did better than expected as significant prepayment risk was already reflected in their pricing. Effective security selection also minimized the impact of earnings weakness in the corporate sector. Limited holdings of U.S. dollar-denominated Latin American issues suffered from general emerging markets troubles and could not keep pace with the rally in U.S. Treasuries.

   Looking ahead, the Fund's manager currently anticipates a slowing U.S. economy resulting from the impact of global financial turbulence. Further, the manager expects interest rates to continue lower with further Federal Reserve action likely. Given this environment, the manager expects to maintain the Fund's above-index duration as well as an overall sector risk posture near current levels until attractive opportunities develop.


12                                            See page 24 for financial details.

September 30, 1998          PIMCO Real Return Bond Fund


OBJECTIVE:

Maximum real return, consistent with preservation of real capital and prudent investment management.


PORTFOLIO:

Primarily inflation-indexed bonds.


FUND INCEPTION DATE:

1/29/97


TOTAL NET ASSETS:

$11 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

                  D Shares      Lipper Short      Lehman Brothers
                                U.S. Govt.        Inflation Linked
                                Fund Avg.         Tsy. Index
--------------------------------------------------------------------------------
1 year            6.2%          6.8%              5.7%
Inception         5.2%          --                --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]

                                                 Lehman Brothers
                              PIMCO             Inflation Linked
            Month          Real Return D          Tsy. Index
          ========         =============        ================
          01/31/97           10,000.00             10,000.00
          02/28/97           10,031.00             10,033.00
          03/31/97            9,937.71              9,895.55
          04/30/97            9,996.34              9,955.91
          05/31/97           10,053.32             10,009.68
          06/30/97           10,028.19              9,977.65
          07/31/97           10,148.53             10,072.43
          08/31/97           10,166.80             10,102.64
          09/30/97           10,183.06             10,122.85
          10/31/97           10,308.31             10,227.11
          11/30/97           10,358.82             10,284.39
          12/31/97           10,301.85             10,241.20
          01/31/98           10,358.51             10,291.38
          02/28/98           10,344.01             10,282.11
          03/31/98           10,363.66             10,276.98
          04/30/98           10,416.52             10,315.00
          05/31/98           10,456.10             10,388.24
          06/30/98           10,488.51             10,414.19
          07/31/98           10,566.13             10,462.51
          08/31/98           10,570.36             10,486.26
          09/30/98           10,812.42             10,697.04

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 21 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

-------------------------------------
1 year or less                15%
-------------------------------------
1-5 years                     46%
-------------------------------------
5-10 years                    37%
-------------------------------------
10-20 years                    1%
-------------------------------------
20-30 years                    0%
-------------------------------------
Over 30 years                  1%
-------------------------------------
Duration                3.0 years
-------------------------------------


Sector Breakdown

-------------------------------------
U.S. Treasury Obligations   42.7%
-------------------------------------
U.S. Government Agencies    21.6%
-------------------------------------
Short-Term Instruments      14.6%
-------------------------------------
Corporate Bonds and Notes   11.6%
-------------------------------------
Asset-Backed Securities      4.4%
-------------------------------------
Other                        5.1%
-------------------------------------


Quality Breakdown

-------------------------------------
AAA                           89%
-------------------------------------
AA                             2%
-------------------------------------
A                              3%
-------------------------------------
BBB                            3%
-------------------------------------
BB                             3%
-------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Inflation-indexed Treasury securities are an investment offered by the U.S. government that provide an effective hedge against the effects of inflation. Specifically, these bonds adjust their total annual yield for changes in the inflation rate (as measured by the Consumer Price Index). If held to maturity, the government guarantees the return of the initial principal amount of the bond.

     For the six-month period ended September 30, 1998, the Fund returned 4.3%. The Fund has outperformed its benchmark, the Lehman Brothers Inflation Linked Treasury Index, since its inception.

     Fund performance benefited from the manager's correct expectation of lower interest rates during the period. In addition, the Fund was helped by an overweighting in securities with intermediate range maturities. The Fund also gained yield from investments in U.S. corporate and agency inflation-indexed issues. Detracting from the Fund's strong six months was some exposure to conventional corporate bonds, which reflected the period's corporate profitability problems.

     Looking ahead, the Fund's manager continues to emphasize the need for investors to protect themselves against inflation - despite the fact that inflation is at historic lows. The manager believes that now is the time for investors to consider inflation-indexed bond funds because investing when inflation is low will permit investors to take maximum advantage of the adjustments to principal that will come if prices increase.


                                    See page 30 for financial details.        13

September 30, 1998          PIMCO Total Return Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily an intermediate-term portfolio of investment grade bonds.


DURATION RANGE:

3-6 years


FUND INCEPTION DATE:

5/11/87


TOTAL NET ASSETS:

$22,366 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

                 D Shares      Lipper Inter.         Lehman Brothers
                               Inv. Grade Debt       Agg. Bond
                               Fund Avg.             Index
--------------------------------------------------------------------------------
1 year            12.2%         10.0%                 11.5%
5 years            7.6%          6.3%                  7.2%
10 years          10.1%          8.5%                  9.3%
Inception          9.8%           --                    --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]


                                                      Lehman Bros.
                               PIMCO                Aggregate Bond
           MONTH           Total Return D                Index
        ===========        ==============           ===============
           05/31/87             10,000.00                 10,000.00
           06/30/87             10,125.00                 10,137.63
           07/31/87             10,097.66                 10,129.84
           08/31/87             10,072.42                 10,075.63
           09/30/87              9,818.59                  9,861.08
           10/31/87             10,128.86                 10,212.28
           11/30/87             10,200.78                 10,294.08
           12/31/87             10,290.54                 10,434.30
           01/31/88             10,708.34                 10,801.09
           02/29/88             10,828.27                 10,929.30
           03/31/88             10,728.65                 10,826.73
           04/30/88             10,670.72                 10,768.31
           05/31/88             10,615.23                 10,695.92
           06/30/88             10,866.81                 10,953.97
           07/31/88             10,849.42                 10,896.52
           08/31/88             10,899.33                 10,925.08
           09/30/88             11,103.15                 11,172.42
           10/31/88             11,275.25                 11,382.76
           11/30/88             11,171.51                 11,244.48
           12/31/88             11,218.44                 11,257.14
           01/31/89             11,354.18                 11,419.11
           02/28/89             11,279.24                 11,336.34
           03/31/89             11,330.00                 11,385.35
           04/30/89             11,580.39                 11,623.60
           05/31/89             11,859.48                 11,929.04
           06/30/89             12,255.58                 12,292.26
           07/31/89             12,511.73                 12,553.56
           08/31/89             12,292.77                 12,367.57
           09/30/89             12,351.78                 12,430.86
           10/31/99             12,644.51                 12,736.95
           11/30/89             12,751.99                 12,858.35
           12/31/89             12,774.95                 12,892.76
           01/31/90             12,557.77                 12,739.55
           02/28/90             12,587.91                 12,780.77
           03/31/90             12,575.32                 12,790.18
           04/30/90             12,394.24                 12,673.01
           05/31/90             12,797.05                 12,048.23
           06/30/90             13,010.76                 13,257.60
           07/31/90             13,218.93                 13,440.99
           08/31/90             13,007.43                 13,261.49
           09/30/90             13,017.84                 13,371.20
           10/31/90             13,194.88                 13,540.96
           11/30/90             13,524.75                 13,832.45
           12/31/90             13,758.73                 14,047.97
           01/31/91             13,892.19                 14,221.63
           02/28/91             14,082.51                 14,343.03
           03/31/91             14,257.13                 14,441.70
           04/30/91             14,486.67                 14,598.16
           05/31/91             14,590.98                 14,683.52
           06/30/91             14,609.95                 14,676.06
           07/31/91             14,817.41                 14,879.58
           08/31/91             15,216.00                 15,201.57
           09/30/91             15,572.05                 15,509.61
           10/31/91             15,727.77                 15,682.29
           11/30/91             15,859.88                 15,826.08
           12/31/91             16,395.95                 16,296.09
           01/31/92             16,258.22                 16,074.40
           02/29/92             16,398.04                 16,178.91
           03/31/92             16,330.81                 16,087.70
           04/30/92             16,412.47                 16,203.91
           05/31/92             16,748.92                 16,509.67
           06/30/92             16,956.61                 16,736.89
           07/31/92             17,366.96                 17,078.36
           08/31/92             17,511.10                 17,251.36
           09/30/92             17,784.28                 17,455.86
           10/31/92             17,624.22                 17,224.42
           11/30/92             17,634.79                 17,228.32
           12/31/92             17,939.87                 17,502.27
           01/31/93             18,266.38                 17,837.90
           02/28/93             18,670.07                 18,150.16
           03/31/93             18,774.62                 18,225.79
           04/30/93             18,934.20                 18,352.70
           05/31/93             18,973.97                 18,376.07
           06/30/93             19,381.91                 18,709.10
           07/31/93             19,496.26                 18,814.92
           08/31/93             19,934.92                 19,144.70
           09/30/93             20,010.68                 19,197.29
           10/31/93             20,148.75                 19,269.02
           11/30/93             19,967.41                 19,105.10
           12/31/93             20,129.15                 19,208.65
           01/31/94             20,368.68                 19,468.00
           02/28/94             20,000.01                 19,129.77
           03/31/94             19,572.01                 18,658.14
           04/30/94             19,374.33                 18,509.15
           05/31/94             19,277.46                 18,506.56
           06/30/94             19,202.28                 18,465.66
           07/31/94             19,592.09                 18,832.45
           08/31/94             19,643.03                 18,855.82
           09/30/94             19,389.63                 18,578.29
           10/31/94             19,362.49                 18,561.74
           11/30/94             19,360.55                 18,520.51
           12/31/94             19,348.93                 18,648.40
           01/31/95             19,691.41                 19,017.46
           02/28/95             20,148.25                 19,469.62
           03/31/95             20,335.63                 19,589.07
           04/30/95             20,687.43                 19,862.70
           05/31/95             21,337.02                 20,631.33
           06/30/95             21,319.95                 20,782.59
           07/31/95             21,326.35                 20,736.17
           08/31/95             21,650.51                 20,986.43
           09/30/95             21,916.81                 21,190.60
           10/31/95             22,243.37                 21,466.18
           11/30/95             22,719.38                 21,787.85
           12/31/95             23,105.61                 22,093.61
           01/31/96             23,290.45                 22,240.33
           02/29/96             22,717.51                 21,853.74
           03/31/96             22,535.77                 21,701.83
           04/30/96             22,436.61                 21,579.78
           05/31/96             22,371.54                 21,535.96
           06/30/96             22,725.01                 21,825.18
           07/31/96             22,779.55                 21,884.90
           08/31/96             22,754.50                 21,848.22
           09/30/96             23,271.02                 22,228.97
           10/31/96             23,869.09                 22,721.37
           11/30/96             24,427.62                 23,110.56
           12/31/96             24,117.39                 22,895.68
           01/31/97             24,201.80                 22,965.79
           02/28/97             24,250.21                 23,022.92
           03/31/97             23,949.51                 22,767.79
           04/30/97             24,375.81                 23,108.61
           05/31/97             24,619.56                 23,327.06
           06/30/97             24,902.69                 23,603.93
           07/31/97             25,592.49                 24,240.46
           08/31/97             25,364.72                 24,033.69
           09/30/97             25,770.56                 24,388.15
           10/31/97             26,074.65                 24,741.95
           11/30/97             26,189.38                 24,855.88
           12/31/97             26,490.56                 25,106.14
           01/31/98             26,895.86                 25,428.46
           02/28/98             26,815.17                 25,408.17
           03/31/98             26,898.30                 25,496.62
           04/30/98             26,997.82                 25,629.71
           05/31/98             27,305.60                 25,872.83
           06/30/98             27,565.00                 26,092.25
           07/31/98             27,650.45                 26,147.75
           08/31/98             28,084.57                 26,573.29
           09/30/98             28,918.68                 27,195.53

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 21 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

-------------------------------------
1 year or less                 0%
-------------------------------------
1-5 years                     51%
-------------------------------------
5-10 years                    16%
-------------------------------------
10-20 years                   20%
-------------------------------------
20-30 years                   13%
-------------------------------------
Duration                4.5 years
-------------------------------------


Sector Breakdown

-------------------------------------
Mortgage-Backed Securities  45.7%
-------------------------------------
Corporate Bonds & Notes     32.1%
-------------------------------------
U.S. Treasury Obligations    6.8%
-------------------------------------
Asset-Backed Securities      6.2%
-------------------------------------
U.S.Government Agencies      3.4%
-------------------------------------
Other                        5.8%
-------------------------------------


Quality Breakdown

-------------------------------------
AAA                           67%
-------------------------------------
AA                             4%
-------------------------------------
A                             17%
-------------------------------------
BBB                            6%
-------------------------------------
BB                             6%
-------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Total Return Fund continues to deliver solid returns for investors. For the six-month period ended September 30, 1998, the Fund returned 7.5%. This return exceeded the Lipper Intermediate Investment Grade Debt Fund Average of 5.8% for the same time period.

     The Fund's manager was cautiously bullish in the second and third quarter of 1998, with concerns about global economic problems amidst a favorable interest rate environment. This strategy proved prudent, as the Fund benefited from a combination of falling interest rates and favorable allocation strategies. The Fund's above-index duration boosted returns, as yields fell during the past two quarters, causing bond prices to rise. In particular, the portfolio's focus on higher quality securities helped the Fund's performance. In the last six months, as the global financial crisis deepened and economic problems spread to several countries around the globe, nervous investors sought safety in higher quality bonds. This led to relative price appreciation for these issues, which benefited the Fund.

     Our underweight position in corporate bonds also helped the Fund, as that sector underperformed during the third quarter due to fears of a weakening U.S. economy.

     The biggest detriment to performance was the Fund's 3% exposure to emerging markets, primarily in Argentina and Korea. While prices there fell due to general emerging markets concerns, the manager believes these are two countries that have fundamentally solid economies and are likely to meet their debt obligations. In fact, in September, these countries outperformed the average emerging markets country. As these holdings are in U.S. dollar-denominated debt, the Fund has no currency exposure with these positions.

     Going forward, the manager believes interest rates will continue to fall, benefiting bond prices. Therefore, the manager anticipates maintaining a slightly above-index duration to take advantage of its secular view. In addition, as the manager expects an increase in financial uncertainties around the world, it currently intends to focus on high quality Treasury and mortgage securities for further stability while continuing to underweight corporate securities and maintain small exposures to emerging markets and non-U.S. dollar assets.


14                                            See page 32 for financial details.

September 30, 1998          PIMCO Total Return Mortgage Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Intermediate-term mortgage-related securities.


DURATION RANGE:

2-6 years


FUND INCEPTION DATE:

7/31/97


TOTAL NET ASSETS:

$4 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

                 D Shares      Lipper U.S.Mortgage   Lehman Bros. Mortgage
                               Fund Average          Index
--------------------------------------------------------------------------------
1 year           9.8%          8.3%                  8.6%
Inception        9.9%           --                    --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]



                      PIMCO
                  Total Return           Lehman Bros.
MONTH              Mortgage D           Mortgage Index
-----             ------------          --------------
07/31/97             10,000.00               10,000.00
08/31/97             10,007.00                9,976.24
09/30/97             10,162.11               10,102.76
10/31/97             10,310.48               10,214.77
11/30/97             10,355.84               10,248.30
12/31/97             10,474.93               10,341.69
01/31/98             10,587.02               10,444.58
02/28/98             10,603.95               10,466.67
03/31/98             10,641.07               10,510.99
04/30/98             10,711.30               10,570.46
05/31/98             10,801.27               10,640.73
06/30/98             10,869.32               10,691.47
07/31/98             10,909.54               10,745.67
08/31/98             11,038.27               10,843.17
09/30/98             11,159.69               10,974.07

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. See page 21 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

-------------------------------------
1 year or less                20%
-------------------------------------
1-5 years                     71%
-------------------------------------
5-10 years                     9%
-------------------------------------
Duration                1.8 years
-------------------------------------


Sector Breakdown

-------------------------------------
Mortgage-Backed Securities  71.3%
-------------------------------------
U.S. Treasury Obligations   22.5%
-------------------------------------
Short-Term Instruments       6.2%
-------------------------------------




Quality Breakdown

-------------------------------------
AAA                          100%
-------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Total Return Mortgage Fund outperformed its market benchmark, the Lehman Brothers Mortgage Index for the six-months ended September 30, 1998. The Fund's Class D shares returned 4.9% versus 4.4% for the Index.

   Skepticism about a near-term recovery in Asia drove bond investors to the safety of the U.S. Treasury market, pushing the yields on 30-year Treasury bonds to new lows. Treasuries in general outperformed all other fixed income sectors, including mortgage-backed securities.

   Most mortgage-backed securities underperformed Treasuries during the third quarter as investors worried that lower interest rates would spark increased mortgage prepayments. However, the Fund's defensive strategy of holding securities with lower prepayment risk added to returns during the period. A limited exposure to well-structured, collateralized mortgage obligations (CMOs) also helped to increase returns and added prepayment protection. The Fund's use of adjustable rate mortgages detracted slightly from returns for the quarter, as borrowers continued to refinance into fixed-rate loans.

   The Total Return Mortgage Fund's returns were enhanced as its duration was longer than its benchmark during the period of falling interest rates. Incremental returns were also added due to the broader maturity mix the Fund held compared to the Index. Holdings of intermediate-term issues benefited the Fund, as intermediate yields fell by the greatest amount during the period.

   Going forward, the manager expects the Federal Reserve Board to cut interest rates further in coming months. The manager currently anticipates targeting a duration slightly above its benchmark to capitalize on falling rates and maintaining exposure to lower-coupon mortgage-backed securities due to attractive yield spreads and better prepayment protection. In addition, the manager intends to continue holding well-structured CMOs in order to position the portfolio for price appreciation and continue to use adjustable rate mortgages as attractive substitutes for short-term holdings.

                                    See page 48 for financial details.        15

September 30, 1998          PIMCO High Yield Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily high yield bonds.


DURATION RANGE:

2-6 years


FUND INCEPTION DATE:

12/16/92


TOTAL NET ASSETS:

$2,470 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

                  D Shares      Lipper High        Lehman Bros. BB
                                Current Yield      Int. Corp.
                                Fund Avg.          Index
--------------------------------------------------------------------------------
1 year            4.7%          -1.8%              6.0%
3 years           10.3%         8.2%               9.5%
5 years           10.5%         7.8%               9.3%
Inception         11.4%          --                 --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]





 LONG-TE
MONTH  :
     GRO                         PIMCO        Lehman Bros. BB
    OF $                     High-Yield D     Int. Corp. Index
========                     ============     ================
12/31/92                       10,000.00       10,000.00
01/31/93                       10,224.00       10,211.00
02/28/93                       10,409.05       10,361.10
03/31/93                       10,616.19       10,478.18
04/30/93                       10,725.54       10,566.20
05/31/93                       10,800.62       10,644.39
06/30/93                       11,091.16       10,870.05
07/31/93                       11,166.58       10,979.84
08/31/93                       11,288.29       11,107.20
09/30/93                       11,341.35       11,188.29
10/31/93                       11,641.89       11,338.21
11/30/93                       11,728.04       11,367.69
12/31/93                       11,825.39       11,465.45
01/31/94                       12,073.72       11,656.93
02/28/94                       12,067.68       11,644.10
03/31/94                       11,703.24       11,287.79
04/30/94                       11,597.91       11,221.20
05/31/94                       11,679.09       11,231.30
06/30/94                       11,691.94       11,264.99
07/31/94                       11,798.34       11,402.42
08/31/94                       11,893.90       11,523.29
09/30/94                       11,972.40       11,544.03
10/31/94                       11,974.80       11,570.58
11/30/94                       11,923.31       11,491.90
12/31/94                       12,062.81       11,563.15
01/31/95                       12,177.41       11,749.32
02/28/95                       12,507.41       12,106.50
03/31/95                       12,686.27       12,220.30
04/30/95                       12,959.03       12,464.70
05/31/95                       13,330.95       12,831.16
06/30/95                       13,436.26       12,944.08
07/31/95                       13,612.28       13,061.87
08/31/95                       13,713.01       13,137.63
09/30/95                       13,900.88       13,279.52
10/31/95                       14,099.66       13,384.42
11/30/95                       14,267.45       13,553.07
12/31/95                       14,504.29       13,767.20
01/31/96                       14,734.90       13,990.23
02/29/96                       14,746.69       13,939.87
03/31/96                       14,625.77       13,867.38
04/30/96                       14,685.73       13,861.83
05/31/96                       14,731.26       13,881.24
06/30/96                       14,787.24       14,031.16
07/31/96                       14,914.41       14,106.93
08/31/96                       15,153.04       14,221.19
09/30/96                       15,501.56       14,526.95
10/31/96                       15,651.93       14,728.87
11/30/96                       15,986.88       15,026.40
12/31/96                       16,141.95       15,059.46
01/31/97                       16,303.37       15,202.52
02/28/97                       16,549.55       15,386.47
03/31/97                       16,327.79       15,203.37
04/30/97                       16,497.59       15,391.89
05/31/97                       16,868.79       15,655.09
06/30/97                       17,113.39       15,857.04
07/31/97                       17,549.78       16,329.58
08/31/97                       17,539.25       16,174.45
09/30/97                       17,830.40       16,428.39
10/31/97                       17,842.88       16,484.25
11/30/97                       18,008.82       16,599.64
12/31/97                       18,208.72       16,752.35
01/31/98                       18,516.45       15,953.38
02/28/98                       18,610.88       17,031.37
03/31/98                       18,752.32       17,140.37
04/30/98                       18,795.45       17,227.79
05/31/98                       18,887.55       17,339.77
06/30/98                       19,021.65       17,445.54
07/31/98                       19,217.58       17,538.26
08/31/98                       18,441.19       17,052.26
09/30/98                       18,669.86       17,413.76

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares adjusted for Class D expenses. Class D shares were first offered in April 1998. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 21 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

------------------------------------
1 year or less                 8%
------------------------------------
1-5 years                     19%
------------------------------------
5-10 years                    63%
------------------------------------
10-20 years                    6%
------------------------------------
20-30 years                    4%
------------------------------------
Duration                4.8 years
------------------------------------


Sector Breakdown

------------------------------------
Corporate Bonds and Notes   82.0%
------------------------------------
Short-Term Instruments       6.2%
------------------------------------
Asset-Backed Securities      4.5%
------------------------------------
Preferred Stock              3.6%
------------------------------------
Mortgage-Backed Securities   1.9%
------------------------------------
Other                        1.8%
------------------------------------


Quality Breakdown

------------------------------------
AAA                            1%
------------------------------------
BBB                            4%
------------------------------------
BB                            55%
------------------------------------
B                             40%
------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Despite a difficult period in the high yield market for the six-month period ended September 30, 1998, the PIMCO High Yield Fund produced strong relative results. During that time, the Fund returned -0.5%. This return compares quite favorably to the Lipper High Current Yield Fund Average, which lost 6.9%. The Fund also performed well over the long term, outperforming this benchmark over the three- and five-year periods, and since its inception.

     The Fund's manager invests primarily in upper-tier high yield bonds, which helps to limit the portfolio's exposure to defaults. In recent months, this strategy has paid off handsomely. Much of the high yield market suffered large losses as the high yield corporate sector was hit by worries about growing global turmoil and its effect on domestic profits.

     The Fund managed to avoid the problems which beset many of its peers for several reasons. Most importantly, the conservative industry orientation and credit quality of the Fund minimized losses. During the past 12 months, the manager sought downside protection by increasing holdings in non-cyclical bonds. These sectors, most notably healthcare and utilities, are generally not impacted by consumer discretionary spending and not as sensitive to economic downturns. A favorite holding is Tenet Healthcare, one of the nation's most efficiently operated networks of quality hospitals, which represents approximately 1.75% of the portfolio.

     The Fund's outperformance was also due to an underweighting in commodity dependent industries - including paper, steel, chemicals and textiles. These sectors are most vulnerable to downward price pressure from markets with devaluing currencies, whose products are more price-competitive. Another aspect of the Fund's conservative strategy is a bank loan orientation. Bank loan issues by high-yield companies are one of the safest places in the high-yield marketplace. Since they are the first in line for repayment, they tend to hold up well in uncertain times. In addition, the Fund was helped by an above-index duration which led to periods of appreciation as interest rates declined.

     The Fund was negatively impacted by holdings of single B-rated credits. However, seeking principal protection, the manager has increased holdings of higher-rated securities and raised the average quality of bonds in the portfolio. The single B-rated portion of the portfolio is now 40% as of 9/30, down from 50% in the first quarter.

     Going forward, the manager expects to be very cautious. However, it has begun to see values in this market now that prices have come down dramatically. Therefore, it currently anticipates selectively purchasing downtrodden issues with strong fundamentals while maintaining an average quality rating of BB and an average duration in an above-index range of 4.5-4.8 years.

16                                            See page 49 for financial details.

September 30, 1998          PIMCO Municipal Bond Fund


OBJECTIVE:

High current income exempt from federal income tax, consistent with preservation of capital.


PORTFOLIO:

Investment grade municipal bonds.


DURATION RANGE:

3-10 years


FUND INCEPTION DATE:

12/31/97


TOTAL NET ASSETS:

$57 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

Average Annual Total Return   For period ended 9/30/98

                 D Shares       Lipper               Lehman Bros. General
                                Gen. Municipal       Municipal Bond
                                Bond Fund Avg.       Index
--------------------------------------------------------------------------------
Inception        5.6%           --                   --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]

                                                           Lehman Bros.
                              PIMCO                          General
                             Municipal                    Municipal Bond
  MONTH                       Bond D                          Index
==========                ==============                 ================
 12/31/97                    10,000.00                      10,000.00
 01/31/98                    10,115.00                      10,103.00
 02/28/98                    10,065.44                      10,106.03
 03/31/98                    10,070.47                      10,115.12
 04/30/98                    10,000.98                      10,069.61
 05/31/98                    10,196.00                      10,228.71
 06/30/98                    10,227.61                      10,268.60
 07/31/98                    10,235.79                      10,294.27
 08/31/98                    10,423.11                      10,453.83
 09/30/98                    10,559.65                      10,584.50

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. See page 21 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

------------------------------------
1 year or less                 6%
------------------------------------
1-5 years                     17%
------------------------------------
5-10 years                    57%
------------------------------------
10-20 years                   20%
------------------------------------
Duration                7.2 years
------------------------------------


Sector Breakdown

------------------------------------
Municipal Bonds & Notes     99.9%
------------------------------------
Short-Term Instruments       0.1%
------------------------------------


Quality Breakdown

------------------------------------
AAA                           59%
------------------------------------
AA                            15%
------------------------------------
A                             15%
------------------------------------
BBB                           10%
------------------------------------
BB                             1%
------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

   The Municipal Bond Fund was launched on December 31, 1997. The Fund seeks to provide high current income exempt from federal taxes. In addition, the Fund has a secondary objective of capital appreciation. For the six months ended September 30, 1998, the Fund returned 4.9%.

   The manager maintained a relatively long duration for the Fund during recent months, which allowed it to maximize the benefits of falling interest rates. The Fund also benefited from its high average quality, with 90% of the portfolio invested in securities rated A or better. This high-quality portfolio has helped to limit downside risk, and the manager anticipates this strategy to continue. The Fund was negatively impacted by holdings of callable bonds which dragged down performance as yields fell. Supply in the municipal market continues to be heavy as government entities seek to take advantage of the low interest rate environment. This has kept prices low and allowed the manager to find opportunities in the market.

   Going forward, the duration of the portfolio will be slightly longer than the index. We will seek opportunities for attractive municipal investments through in-depth credit analysis. Our goal is to identify municipal bonds that are "cheap" relative to their quality while focusing on issues with stable or improving credit profiles.

                                    See page 53 for financial details.        17

September 30, 1998          PIMCO Foreign Bond Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).


PORTFOLIO:

Primarily investment grade foreign bonds.


DURATION RANGE:

3-7 years


FUND INCEPTION DATE:

12/3/92


TOTAL NET ASSETS:

$561 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------


Average Annual Total Return    For periods ended 9/30/98

                 D Shares      Lipper Intl.     J.P. Morgan
                               Income Fund      Non-U.S.
                               Average          Index (Hedged)
--------------------------------------------------------------------------------
1 year           10.1%         7.7%             14.2%
3 years          14.5%         6.9%             13.1%
5 years          10.2%         6.2%             10.2%
Inception        11.0%          --                --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]

                               J.P. Morgan
                  PIMCO          Non-U.S.
 MONTH          Foreign D     Index (Hedged)
========        =========     ==============
12/31/92        10,000.00       10,000.00
01/31/93        10,079.00       10,091.00
02/28/93        10,296.71       10,273.65
03/31/93        10,331.72       10,279.82
04/30/93        10,327.58       10,280.84
05/31/93        10,417.43       10,338.42
06/30/93        10,660.16       10,549.32
07/31/93        10,824.33       10,667.47
08/31/93        11,083.03       10,889.36
09/30/93        11,122.93       10,936.18
10/31/93        11,284.21       11,081.63
11/30/93        11,312.42       11,159.20
12/31/93        11,589.57       11,390.20
01/31/94        11,601.16       11,333.25
02/28/94        11,290.25       11,078.25
03/31/94        11,089.28       10,977.44
04/30/94        10,980.61       10,899.49
05/31/94        10,815.90       10,778.51
06/30/94        10,612.56       10,668.57
07/31/94        10,675.18       10,738.98
08/31/94        10,566.29       10,635.88
09/30/94        10,580.02       10,645.46
10/31/94        10,617.06       10,686.97
11/30/94        10,769.94       10,837.66
12/31/94        10,695.63       10,812.73
01/31/95        10,764.08       10,930.59
02/28/95        10,830.82       11,071.60
03/31/95        10,834.07       11,297.46
04/30/95        11,095.17       11,477.09
05/31/95        11,526.77       11,853.54
06/30/95        11,453.00       11,814.42
07/31/95        11,667.17       11,963.28
08/31/95        11,885.35       12,067.36
09/30/95        12,050.55       12,258.02
10/31/95        12,248.18       12,395.32
11/30/95        12,724.64       12,666.77
12/31/95        12,909.14       12,784.57
01/31/96        13,221.54       12,939.27
02/29/96        12,935.96       12,786.59
03/31/96        13,141.64       12,892.71
04/30/96        13,455.73       13,047.43
05/31/96        13,502.82       13,136.15
06/30/96        13,651.35       13,245.18
07/31/96        13,779.67       13,344.52
08/31/96        14,113.14       13,522.00
09/30/96        14,504.08       13,810.02
10/31/96        14,857.98       14,037.88
11/30/96        15,213.08       14,318.64
12/31/96        15,289.15       14,338.69
01/31/97        15,527.66       14,517.93
02/28/97        15,606.85       14,610.84
03/31/97        15,407.08       14,533.41
04/30/97        15,545.74       14,690.37
05/31/97        15,621.92       14,766.76
06/30/97        15,931.23       15,017.79
07/31/97        16,162.24       15,256.57
08/31/97        16,091.12       15,274.88
09/30/97        16,433.86       15,545.25
10/31/97        16,236.66       15,644.73
11/30/97        16,450.98       15,757.38
12/31/97        16,686.23       15,962.23
01/31/98        16,921.50       16,174.49
02/28/98        17,072.11       16,318.48
03/31/98        17,280.39       16,463.71
04/30/98        17,335.68       16,547.68
05/31/98        17,476.10       16,774.38
06/30/98        17,559.99       16,846.51
07/31/98        17,833.92       17,003.18
08/31/98        17,685.90       17,338.14
09/30/98        18,085.60       17,749.06

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 21 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

-----------------------------------------
1 year or less                 0%
-----------------------------------------
1-5 years                     40%
-----------------------------------------
5-10 years                    50%
-----------------------------------------
10-20 years                    2%
-----------------------------------------
20-30 years                    8%
-----------------------------------------
Duration                6.2 years
-----------------------------------------


Top 10 Countries

-----------------------------------------
1. United States      6.  Germany
-----------------------------------------
2. Australia          7.  Greece
-----------------------------------------
3. United Kingdom     8.  Canada
-----------------------------------------
4. Italy              9.  Finland
-----------------------------------------
5. Spain              10. New Zealand
-----------------------------------------


Quality Breakdown

-----------------------------------------
AAA                           64%
-----------------------------------------
AA                            19%
-----------------------------------------
A                              6%
-----------------------------------------
BBB                            6%
-----------------------------------------
BB                             4%
-----------------------------------------
B                              1%
-----------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Foreign Bond Fund returned 4.7% for the six-month period ended September 30, 1998. This return underperformed the Lipper International Income Fund Average's 7.0% for the period. However, the Fund has done well over the long term, as it outperformed the Lipper Average for the three-year period and since its inception.

     One of the key factors detracting from the Fund's performance was the heightened turmoil in emerging markets during the second and third quarters. Russia's debt default heightened investor concern about the IMF's willingness and ability to lend assistance to other struggling economies. With many leveraged investors in the most volatile markets forced to liquidate positions, many markets were dragged down far further than their fundamentals warranted.

     But, several positive factors helped to boost the Fund's performance in recent months. The Fund's bullish duration stance proved beneficial as global yields declined during the period. The Fund's overweighting in 30-year German bonds added to performance as core European markets also rallied on flight to quality, low inflation and anticipation of the European Monetary Union. Further, the Fund was helped by having no exposure to Russia and only modest exposure to the better performing emerging markets.

     An overweight position in Greece hurt performance as positive European economic numbers were offset by investors' flight to quality. As yield premiums in dollar-denominated Latin American and Eastern European issues continued to widen, modest emerging market positions also declined. The Fund's limited currency strategy also detracted from performance. In Europe, the Fund overweighted the Norwegian krone versus the German deutschemark and the Swiss franc, in addition to the yen versus the dollar and subsequently the deutschemark. The yen underweight was a drag on performance as the yen strengthened largely on technical factors.

     Going forward, the manager anticipates holding a portfolio with a slightly longer duration than the index to capitalize on further expected interest rate declines. As the manager believes that under these turbulent market conditions it is prudent to remain heavily weighted in higher quality securities to reduce risk, it will continue to focus on high-quality foreign bond market opportunities.

18                                            See page 56 for financial details.

September 30, 1998          PIMCO Strategic Balanced Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital.


PORTFOLIO:

S&P 500 Index futures and short- and intermediate-term investment grade bonds.


FUND INCEPTION DATE:

6/28/96


TOTAL NET ASSETS:

$38 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return    For periods ended 9/30/98

                 D Shares      60% S&P 500 Index and      Lipper       Lipper
                               40% Lehman Brothers Agg.   Balanced     Balanced
                               Bond Index                 Index        Fund Avg.
--------------------------------------------------------------------------------
1 year            9.5%         10.6%                      4.7%         3.3%
Inception        17.9%         --                          --           --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]



                          PIMCO          Lipper
                        Strategic       Balanced
 MONTH                  Balanced D        Index
=======                 ==========     ===========
06/30/96                 10,000.00       10,000.00
07/31/96                  9,731.65        9,742.60
08/31/96                  9,880.75        9,896.32
09/30/96                 10,347.99       10,262.39
10/31/96                 10,626.27       10,480.06
11/30/96                 11,212.71       10,968.43
12/31/96                 11,007.05       10,833.52
01/31/97                 11,467.43       11,165.02
02/28/97                 11,531.71       11,206.33
03/31/97                 11,155.50       10,880.23
04/30/97                 11,661.10       11,207.72
05/31/97                 12,145.20       11,666.12
06/30/97                 12,503.64       12,040.60
07/31/97                 13,266.73       12,725.71
08/31/97                 12,797.94       12,322.31
09/30/97                 13,255.30       12,813.97
10/31/97                 13,068.49       12,580.75
11/30/97                 13,409.17       12,810.98
12/31/97                 13,611.45       13,000.58
01/31/98                 13,797.83       13,091.59
02/28/98                 14,345.47       13,611.32
03/31/98                 14,822.64       14,027.83
04/30/98                 14,952.03       14,124.62
05/31/98                 14,787.28       13,961.96
06/30/98                 15,216.37       14,235.04
07/31/98                 15,122.03       14,068.49
08/31/98                 13,711.14       12,855.78
09/30/98                 14,513.24       13,411.15

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 21 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------


Maturity Profile

-------------------------------------
1 year or less                52%
-------------------------------------
1-5 years                     45%
-------------------------------------
5-10 years                     3%
-------------------------------------
10-20 years                    0%
-------------------------------------
Duration                2.4 years
-------------------------------------


Sector Breakdown

-------------------------------------
Mortgage-Backed Securities  37.3%
-------------------------------------
Corporate Bonds & Notes     26.9%
-------------------------------------
Short-Term Instruments      14.3%
-------------------------------------
U.S. Treasury Obligations    8.0%
-------------------------------------
Sovereign Issues             5.6%
-------------------------------------
Other                        7.9%
-------------------------------------


Quality Breakdown

-------------------------------------
AAA                           78%
-------------------------------------
AA                             6%
-------------------------------------
A                              6%
-------------------------------------
BBB                            4%
-------------------------------------
BB                             6%
-------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Strategic Balanced Fund returned -2.1% for Class D shares versus the -4.4% return of the Lipper Balanced Fund Index. The equity portion of the portfolio outperformed the S&P 500 Index, which declined 7.0% during the period as turmoil in global financial markets negatively affected earnings expectations. The fixed income portion outperformed the Lehman Brothers Aggregate Bond Index, which gained 6.7% as declining yields created price appreciation for all Index asset classes.

   The equity portion of the portfolio seeks total return in excess of the Standard & Poor's 500 Index (S&P 500). This exposure, mostly through futures contracts, is sought through an enhanced index strategy. These futures are purchased with a small percentage of the portfolio's assets, and the manager is then free to use the remaining assets to invest in an actively managed portfolio of short-term, investment grade bonds. The equity portfolio outperformed its benchmark due to above-index duration and favorable futures pricing. Overall, the Fund's large weighting in equities reduced its relative performance as stock markets underperformed bond markets.

   Our fixed income portfolio surpassed its benchmark with a cautiously bullish strategy in the second and third quarter of 1998. This strategy was successful, as the portfolio benefited from falling interest rates and favorable allocation strategies. The portfolio's above-index duration boosted returns, as yields fell, causing bond prices to rise, and the portfolio's focus on higher quality securities helped performance. An underweight position in corporate bonds also helped the portfolio, as that sector underperformed during the third quarter due to fears of a weakening U.S. economy. The sector which most hurt the portfolio's performance was a small exposure to dollar-denominated emerging market debt, primarily in Argentina and Korea, two countries which the manager feels have solid economies and are likely to meet their debt obligations.

   At the end of the third quarter, the Fund's equity allocation was reduced from 62% to 57%, based on the manager's consensus forecast of a near-term peak in the current U.S. economic expansion. Going forward, for the equity portion of the portfolio, the manager intends to target an above-neutral duration of 0.5 years to benefit from potential short-term interest rate declines. The manager also currently intends to invest in short-duration mortgages, asset-backed securities and corporate bonds to improve yields while limiting credit spread exposure. In the fixed income portion, the manager anticipates targeting a duration that is modestly above benchmark and maintaining an overweight position in intermediate maturities. Finally, the manager plans to invest in mortgages which are less prepayment-sensitive and underweight corporates due to pressures on earnings.

                                    See page 60 for financial details.        19

September 30, 1998          PIMCO StocksPLUS Fund


OBJECTIVE:

Total return which exceeds that of the S&P 500 Index.


PORTFOLIO:

Primarily S&P 500 Index futures and short-term bonds.


DURATION RANGE:

0-1 years


FUND INCEPTION DATE:

5/14/93


TOTAL NET ASSETS:

$780 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return    For periods ended 9/30/98

                 D Shares      Lipper Growth &
                               Income Fund         S&P 500
                               Average             Index
--------------------------------------------------------------------------------
1 year           8.1%          -1.0%               9.1%
3 years          22.1%         16.7%               22.6%
5 years          20.3%         15.1%               19.9%
Inception        20.0%           --                  --


                           Change in Value of $10,000
                        Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]


                       PIMCO             S&P 500
     MONTH         STOCKSPLUS D           INDEX
     -----         ------------          -------
    05/31/93        10,000.00           10,000.00
    06/30/93        10,054.00           10,029.00
    07/31/93        10,024.84            9,988.98
    08/31/93        10,410.80           10,367.96
    09/30/93        10,301.49           10,288.44
    10/31/93        10,526.06           10,501.31
    11/30/93        10,409.22           10,401.23
    12/31/93        10,585.14           10,526.98
    01/31/94        10,938.68           10,884.90
    02/28/94        10,595.20           10,589.49
    03/31/94        10,122.66           10,127.78
    04/30/94        10,248.18           10,257.62
    05/31/94        10,436.75           10,425.95
    06/30/94        10,207.14           10,170.41
    07/31/94        10,600.11           10,504.40
    08/31/94        10,078.18           10,935.09
    09/30/94        10,890.96           10,667.72
    10/31/94        11,064.12           10,907.43
    11/30/94        10,718.92           10,510.18
    12/31/94        10,857.20           10,666.04
    01/31/95        11,154.68           10,942.61
    02/28/95        11,649.95           11,369.05
    03/31/95        11,964.50           11,704.55
    04/30/95        12,348.56           12,049.25
    05/31/95        12,903.01           12,530.86
    06/30/95        13,183.01           12,821.95
    07/31/95        13,586.41           13,247.12
    08/31/95        13,678.79           13,280.37
    09/30/95        14,254.67           13,840.81
    10/31/95        14,231.86           13,791.39
    11/30/95        14,912.15           14,396.84
    12/31/95        15,185.04           14,674.12
    01/31/96        15,725.63           15,173.63
    02/29/96        15,766.51           15,314.28
    03/31/96        15,974.63           15,461.76
    04/30/96        16,174.31           15,689.67
    05/31/96        16,530.15           16,094.30
    06/30/96        16,687.18           16,155.62
    07/31/96        15,902.89           15,441.87
    08/31/96        16,236.85           15,767.54
    09/30/96        17,181.83           16,654.93
    10/31/96        17,726.50           17,114.28
    11/30/96        19,038.26           18,407.95
    12/31/96        18,619.41           18,043.28
    01/31/97        19,760.78           19,170.63
    02/28/97        19,907.01           19,320.93
    03/31/97        18,999.25           18,527.03
    04/30/97        20,171.51           19,633.09
    05/31/97        21,444.33           20,828.36
    06/30/97        22,332.13           21,761.47
    07/31/97        24,167.83           23,493.03
    08/31/97        22,855.68           22,176.95
    09/30/97        24,036.63           23,391.58
    10/31/97        23,257.84           22,610.30
    11/30/97        24,204.44           23,656.93
    12/31/97        24,640.12           24,063.12
    01/31/98        24,975.22           24,329.26
    02/28/98        26,648.56           26,083.88
    03/31/98        27,970.33           27,419.64
    04/30/98        28,308.77           27,695.48
    05/31/98        27,734.11           27,219.40
    06/30/98        28,815.74           28,325.05
    07/31/98        28,495.88           28,023.39
    08/31/98        24,133.16           23,971.76
    09/30/98        25,972.11           25,507.40

*Past performance is not an indication of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 21 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

-------------------------------------
1 year or less                 0%
-------------------------------------
1-5 years                     99%
-------------------------------------
5-10 years                     0%
-------------------------------------
10-20 years                    1%
-------------------------------------
Duration:               0.8 years
-------------------------------------


Sector Breakdown

-------------------------------------
Corporate Bonds and Notes   34.6%
-------------------------------------
Short-Term Instruments      33.0%
-------------------------------------
Mortgage-Backed Securities  17.9%
-------------------------------------
U.S.Treasury Obligations     5.7%
-------------------------------------
Sovereign Issues             4.3%
-------------------------------------
Other                        4.5%
-------------------------------------


Quality Breakdown

-------------------------------------
AAA                           46%
-------------------------------------
AA                             6%
-------------------------------------
A                             20%
-------------------------------------
BBB                           17%
-------------------------------------
BB                            11%
-------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

StocksPLUS is an innovative stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures contracts. These futures are purchased with a small percentage of the Fund's assets, yet they allow the Fund to fully participate in the overall stock market. The manager is then free to use the remaining assets to invest in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500 Index.

     The S&P 500 Index fell substantially in late July and throughout August as global financial uncertainty, including increased concerns about corporate profitability, spread to the U.S. stock market. Although the S&P 500 Index partially rebounded during September, its return for the six-month period ended September 30, 1998 was down 7.0%. The Fund returned -7.2% for the same period. This return outperformed the Lipper Growth and Income Fund Average of -12.2% for the same time period.

     An above-index duration on the fixed income portfolio used to back the Fund's S&P 500 Index exposure enhanced the Fund's performance. The Fund's duration strategy boosted returns, as the Federal Reserve Board cut interest rates and Treasury yields fell during the past two quarters, causing bond prices to rise.

     Investment-grade and high yield corporate holdings detracted from overall performance amid heightened concerns about credit risk and the effect a slowing global economy would have on corporate profits. Another sector which hurt performance was mortgage-backed security holdings, which performed poorly relative to Treasuries as declining interest rates elevated prepayment risks. Finally, a small allocation to select emerging market securities suffered the greatest relative price decline as risk premiums in this sector increased significantly due to economic and political instability.

     Going forward, the Fund's manager expects to see a continued slowdown in U.S. economic growth. To maximize return in this type of environment, the manager currently anticipates maintaining the Fund's above-index duration in its fixed income portfolio.

20                                            See page 62 for financial details.

September 30, 1998

--------------------------------------------------------------------------------
FOOTNOTES
--------------------------------------------------------------------------------

     A few notes and definitions are needed for a complete understanding of the performance figures.

     Past performance is no indication of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

     +Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended September 30, 1998.

     Duration is a measurement of a Fund's price sensitivity expressed in years.

     Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The Lehman Brothers BB Intermediate Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Brothers Inflation Linked Treasury Index is an index of inflation liked Treasury bonds. The Lehman Brothers Aggregate Bond Index is an index of a variety of bonds. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of companies with large-capitalization stocks.

     Lipper averages are calculated by Lipper Analytical Services, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.

     For additional information on the PIMCO equity funds, contact you financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-227-7337. Please read the prospectus carefully before you invest or send money.

Schedule of Investments

Short-Term Fund
September 30, 1998 (Unaudited)

                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 23.5%
--------------------------------------------------------------------------------

Banking & Finance 16.7%
AT&T Capital Corp.
     5.850% due 01/05/99                    $    3,585      $   3,588
Bankers Trust
     5.788% due 05/11/03(d)                     11,000         11,019
Capital One Bank
     6.740% due 05/31/99                           875            880
Caterpillar Financial
     5.400% due 04/01/99(d)                      2,000          2,002
Chrysler Financial Corp.
     5.625% due 01/15/99                           570            570
Dean Witter Discover
     5.938% due 02/13/01(d)                      5,000          5,009
Donaldson, Lufkin & Jenrette
     6.438% due 01/05/99(d)                        613            614
Ford Motor Credit Corp.
     5.480% due 11/09/98(d)                      2,600          2,600
     5.330% due 03/23/99(d)                      1,000            999
     5.293% due 04/05/99(d)                      1,500          1,496
     7.750% due 10/01/99                         1,795          1,835
General Motors Acceptance Corp.
     8.400% due 10/15/99                         2,450          2,525
     5.772% due 01/08/02(d)                      1,000            999
     5.788% due 08/18/03(d)                      1,575          1,575
Goldman Sachs & Co.
     5.748% due 07/31/00(d)                      8,000          8,005
Heller Financial, Inc.
     5.738% due 07/06/99(d)                     15,000         15,002
Lehman Brothers, Inc.
     5.040% due 09/01/99(d)                      3,000          3,000
Residential Funding
     7.546% due 12/01/18(d)                      1,810          1,846
Salomon, Inc.
     6.030% due 02/11/99                           500            501
Salomon, Smith Barney Holdings
     3.650% due 02/14/02(g)                     3,087           3,000
                                                            -----------
                                                               67,065
                                                            ===========
Industrials 3.3%
Air Canada
     6.425% due 07/31/05(d)                     2,000           1,658
Amerco, Inc.
     6.890% due 10/15/00                        5,000           5,123
COFIRI International, Inc.
     5.987% due 10/27/00(d)                     2,000           1,995
Maytag Corp.
     8.875% due 07/15/99                          500             514
Occidental Petroleum
     5.900% due 11/09/98                        1,100           1,099
Sears Roebuck & Co.
     5.492% due 03/10/99(d)                     3,000           3,000
                                                            -----------
                                                               13,389
                                                            ===========

Utilities 3.5%
Bridas Corp.
    10.250% due 12/07/98                        9,950          10,025
Niagara Mohawk Power
     9.990% due 05/11/04                        1,500           1,518
System Energy Resources
     7.625% due 04/01/99                        2,500           2,523
                                                            -----------
                                                               14,066
                                                            -----------
Total Corporate Bonds & Notes                                  94,520
(Cost $94,498)                                              ===========


--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 4.7%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
     5.702% due 04/25/04(d)                     3,761           3,761
     5.823% due 04/25/07(d)                    15,000          14,996
                                                            -----------
Total U.S. Government Agencies                                 18,757
(Cost $18,756)                                              ===========


--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 56.0%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 34.0%
Dime Savings
     7.119% due 11/01/18(d)                       415             382
Donaldson, Lufkin & Jenrette
     6.460% due 10/17/20(d)                     1,029           1,060
     7.795% due 09/01/21(d)                        59              60
     7.040% due 06/25/22(d)                       367             369
     7.447% due 05/25/23(d)                       391             395
Federal Home Loan Mortgage Corp.
     6.210% due 02/25/00                        5,000           5,000
     6.000% due 03/15/05                        2,978           3,000
     6.000% due 02/15/07                        1,375           1,387
     5.750% due 10/15/16                          204             205
Federal National Mortgage Assn.
     6.500% due 10/18/06                        1,600           1,613
     6.000% due 02/25/08                        2,350           2,377
     5.661% due 07/25/08(d)                     2,397           2,388
     5.800% due 08/25/15                        1,390           1,397
     6.000% due 08/18/16                       47,726          48,217
     5.875% due 03/25/18                          288             289
     7.000% due 05/25/18                       12,500          12,633
     5.850% due 05/25/19                        3,638           3,700
     6.000% due 06/25/20                          959             962
     5.000% due 02/25/22                          324             324
First Plus Home Loan Trust
     6.060% due 11/10/11                        5,000           5,046
General Electric Capital Mortgage
     6.750% due 12/25/12                       14,719          14,949
Greenwich
     7.661% due 04/25/22(d)                       167             170
     7.127% due 10/25/22(d)                       112             113
Housing Securities, Inc.
     6.000% due 02/25/08                        4,534           4,557
NationsBank Corp.
     6.125% due 10/20/13                       20,000          20,019
Prudential Bache
     6.153% due 09/01/18(d)                        40              40
Prudential Home
     6.950% due 11/25/22                          233             238
Resolution Trust Corp.
     6.941% due 06/25/24(d)                       458             457
Structured Asset Securities Corp.
     7.000% due 01/20/21                        5,271           5,330
Structured Mortgage Asset Residential Trust
     6.500% due 08/25/21                          461             464
                                                           ------------
                                                              137,141
                                                           ============
Federal Home Loan Mortgage Corporation 0.8%
     6.250% due 10/15/16                        3,000           3,020
                                                           ------------
Federal National Mortgage Association 9.1%
     6.000% due 12/18/14                       11,994          12,056
     6.150% due 09/25/16                       14,131          14,236
     8.500% due 01/01/26                        3,300           3,446
     8.000% due 06/01/27                        6,552           6,810
     6.143% due 05/01/36(d)                        18              18
                                                           ------------
                                                               36,566
                                                           ============
Government National Mortgage Association 11.4%
     7.000% due 08/20/25-11/20/26(d)(f)           773          31,581
     8.500% due 06/20/27                       13,417          14,062
                                                           ------------
                                                               45,643
                                                           ============
Other Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn.
     1.000% due 06/25/23                          129             127
First Nationwide Trust
     6.722% due 10/25/18(d)                        30              30
Resolution Trust Corp.
     6.756% due 05/25/29(d)                       938             954
                                                           ------------
                                                                1,111
                                                           ============

22  See accompanying notes

                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp.(IO)
     7.000% due 06/15/19                    $   8,000       $     565
Federal National Mortgage Assn.(IO)
     7.000% due 07/25/06                        2,346             234
     6.500% due 12/25/06                        5,810             412
     6.500% due 06/25/17                        3,028             189
     6.500% due 10/25/23                        2,379             272
                                                            ----------
                                                                1,672
                                                            ----------
Total Mortgage-Backed Securities                              225,153
(Cost $224,204)                                             ==========


--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 5.8%
--------------------------------------------------------------------------------

Bear Asset Trust Securities
     6.686% due 06/15/03(d)                     8,046           8,101
Columbia HCA Healthcare
     6.475% due 06/16/99                        8,231           8,209
Community Trust Bancorp, Inc.
     6.500% due 09/15/03                        2,833           2,853
Green Tree Financial Group
     6.420% due 04/15/28                        3,907           3,926
Nafin Finance Trust II
     8.356% due 03/31/99(d)                        26              25
                                                            ----------
Total Asset-Backed Securities                                  23,114
(Cost $23,043)                                              ==========


--------------------------------------------------------------------------------
  SOVEREIGN ISSUES 3.7%
--------------------------------------------------------------------------------

Government of Brazil
     6.750% due 01/01/01(d)                       544             458
     6.625% due 04/15/06(d)                     5,820           3,317
Republic of Argentina
     6.625% due 03/31/05(d)                     6,110           4,827
United Mexican States
     7.002% due 06/27/02(d)                     7,000           6,447
                                                            ----------
Total Sovereign Issues                                         15,049
(Cost $15,569)                                              ==========


--------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 1.1%
--------------------------------------------------------------------------------

Commonwealth of Canada
     4.250% due 12/01/26(g)                C$   2,290           1,545
Commonwealth of New Zealand
     4.500% due 02/15/16(g)                N$   5,400           2,842
                                                            ----------
Total Foreign Currency-Denominated Issues                       4,387
(Cost $5,233)                                               ==========


--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 8.3%
--------------------------------------------------------------------------------

Commercial Paper 0.2%
Pfizer, Inc.
     5.270% due 10/30/98                    $     700             697
                                                            ----------
Repurchase Agreements 8.1%
State Street Bank
     4.750% due 10/01/98                       10,558          10,558
     (Dated 09/30/98. Collateralized
     by U.S. Treasury Note 6.625%
     03/31/02 valued at $10,770,467.
     Repurchase proceeds are
     $10,559,393.)

First Boston
     5.150% due 10/01/98                       22,000          22,000
     (Dated 09/30/98. Collateralized
     by U.S. Treasury Note 4.500%
     09/30/00 valued at $22,550,184.
     Repurchase proceeds are
     $22,003,147.)
                                                            ----------
                                                               32,558
                                                            ==========

U.S. Treasury Bills (b) 0.0%
     4.925% due 12/03/98                           10              10
                                                            ----------

Total Short-Term Instruments                                   33,265
(Cost $33,265)                                              ==========

Total Investments (a) 103.1%                                $ 414,245
(Cost $414,568)

Other Assets and Liabilities (Net) (3.1%)                     (12,466)
                                                            ----------

Net Assets  100.0%                                          $ 401,779
                                                            ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                              $   2,634

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                    (2,957)
                                                            ----------

Unrealized depreciation-net                                 $    (323)
                                                            ==========

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                           Unrealized
Type                                        Contracts    Appreciation
--------------------------------------------------------------------------------

U.S. Treasury 2 Year Note (12/98)                  11       $      10

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                      Principal
                         Amount                            Unrealized
                     Covered by            Expiration   Appreciation/
Type                   Contract                 Month  (Depreciation)
--------------------------------------------------------------------------------
Sell       C$             2,390                 10/98       $       6
Sell       N$             5,404                 12/98             (48)
                                                            ----------
                                                            $     (42)
                                                            ==========

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

         C$ -  Canadian Dollar
         N$ -  New Zealand Dollar

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

                                                    See accompanying notes    23

Schedule of Investments

Low Duration Fund
September 30, 1998 (Unaudited)

                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 26.1%
--------------------------------------------------------------------------------

Banking & Finance 11.6%
Associates Corp. of North America
     5.788% due 08/27/01(d)                $    1,000       $   1,003
     6.875% due 06/20/02                       20,000          21,258
     6.950% due 08/01/02                        1,000           1,056
AT&T Capital Corp.
     5.950% due 02/16/99                       50,000          50,077
     6.490% due 05/17/99                       10,000          10,055
Banc One Corp.
     7.250% due 08/01/02                          500             532
BankAmerica Corp.
     7.200% due 09/15/02                          100             106
     7.875% due 12/01/02                          100             109
Beneficial Corp.
     6.650% due 09/12/02                        5,000           5,218
     6.575% due 12/16/02                        5,440           5,673
CIT Group, Inc.
     6.200% due 10/20/00                       50,000          50,825
     5.875% due 06/18/01                       10,000          10,136
Citicorp
     9.750% due 08/01/99                          100             103
Ford Motor Credit Corp.
     5.293% due 04/05/99(d)                     1,000             997
     7.500% due 11/15/99                          100             102
     5.968% due 03/21/01(d)                     3,000           3,017
     6.520% due 08/12/02                       13,000          13,551
General Motors Acceptance Corp.
     7.125% due 05/01/01                       15,000          15,655
     5.520% due 09/19/01(d)                     5,000           4,973
     5.694% due 12/10/01(d)                     5,300           5,303
     5.813% due 04/29/02(d)                     2,000           2,000
     5.788% due 11/12/02(d)                    17,400          17,380
     5.875% due 01/22/03                          500             510
Great Western Financial
     8.600% due 02/01/02                        4,000           4,395
Hitachi Credit America
     6.100% due 04/24/01                       25,000          25,472
Household Finance Corp.
     6.490% due 04/09/01                       20,000          20,498
     6.125% due 07/15/02                       10,000          10,222
     7.625% due 01/15/03                       10,849          11,723
Kemper Corp.
     8.800% due 11/01/98                          100             100
Lehman Brothers, Inc.
     6.120% due 05/14/99(d)                     5,000           5,005
     7.625% due 07/15/99(d)                        50              50
     7.110% due 09/27/99                           45              45
Merrill Lynch & Co.
     6.130% due 04/07/03                        7,770           7,999
New England Educational Loan Marketing
     5.788% due 11/30/99                       20,000          20,021
Okobank
     7.028% due 10/29/49(d)                       750             756
PaineWebber
     7.000% due 03/01/00                           50              51
Rothmans Holdings
     6.500% due 05/06/03                       14,000          14,457
Salomon, Inc.
     6.700% due 12/01/98                        1,250           1,252
     7.125% due 08/01/99                        1,050           1,062
     7.750% due 05/15/00                       19,000          19,621
     7.500% due 02/01/03                        3,000           3,211
Salomon, Smith Barney Holdings
     7.875% due 10/01/99                          100             102
SGE Associates
     8.070% due 07/20/00(k)                    12,258          12,671
Toyota Motor Credit Corp .
     5.388% due 02/15/02(h)                    11,600          11,297
Travelers Group, Inc.
     7.300% due 05/15/02                       15,000          15,833
                                                            ----------
                                                              405,482
                                                            ==========
Industrials 8.7%
American Home Products Corp.
     7.700% due 02/15/00                          100             104
AMR Corp.
     8.100% due 11/01/98                        2,000           2,004
     8.730% due 11/02/98                        3,000           3,006
     9.750% due 03/15/00                        5,000           5,317
     9.910% due 03/01/01                        2,500           2,751
     9.440% due 05/15/01                        5,000           5,480
     9.125% due 10/24/01                        1,000           1,100
Century Communications Corp.
     0.000% due 03/15/03(i)                     5,250           3,721
Delta Air Lines
     7.790% due 12/01/98                        4,449           4,463
     9.800% due 12/16/00                          250             271
    10.430% due 01/02/11                          850           1,115
Federal-Mogul Corp.
     7.500% due 07/01/04                       28,600          29,270
Ford Motor Co.
     9.000% due 09/15/01                          500             554
Fred Meyer, Inc.
     7.150% due 03/01/03                       10,500          10,504
Hertz Corp.
     6.625% due 07/15/00                          100             102
IBM Corp.
     6.375% due 06/15/00                          100             103
INDSPEC Chemical Corp.
     0.000% due 12/01/03(i)                     4,625           4,787
ISP Holdings, Inc.
     9.750% due 02/15/02                        3,000           3,180
Langdell
     9.978% due 07/30/99(d)(k)                  5,000           4,975
Minnesota Mining & Manufacturing Co.
     6.250% due 03/29/99                          200             201
Noranda, Inc.
     6.563% due 08/18/00(d)                     1,000           1,010
Occidental Petroleum
     6.400% due 04/01/03                       15,945          16,586
Petroleos Mexicanos
     11.157% due 07/15/05(d)                    5,000           4,363
Philip Morris Cos., Inc.
     9.000% due 01/01/01                        7,000           7,529
     7.500% due 01/15/02                          200             213
Racers
     6.156% due 01/11/99(d)                    10,400          10,394
RJR Nabisco
     8.625% due 12/01/02                        4,000           4,186
Stater Brothers Holdings
     11.000% due 03/01/01                       3,875           4,011
TCI Communications, Inc.
     6.200% due 03/11/03(d)                     3,000           3,039
Tenet Healthcare Corp.
     7.875% due 01/15/03                        4,300           4,429
     8.625% due 12/01/03                        1,700           1,804
Time Warner, Inc.
     7.975% due 08/15/04                       21,247          23,820
     8.110% due 08/15/06                       42,495          48,939
     8.180% due 08/15/07                       42,495          49,750
Yorkshire Power
     6.154% due 02/25/03                       40,000          40,508
                                                            ----------
                                                              303,589
                                                            ==========
Utilities 5.8%
Alabama Power
     7.250% due 08/01/07                          100             104
California Energy
     9.875% due 06/30/03                        3,750           4,145
     10.250% due 01/15/04                         850             903
Central Maine Power Co.
     6.380% due 02/24/00                       10,000          10,202
Cleveland Electric Illuminating Co.
     8.330% due 10/30/98                        1,500           1,503
     8.170% due 11/30/98                        2,000           2,007
     9.300% due 07/26/99                        1,500           1,543

24 See accompanying notes

                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
--------------------------------------------------------------------------------
CMS Energy
     7.375% due 11/15/00                       10,000          10,085
     7.625% due 11/15/04                       14,500          14,914
Connecticut Light & Power
     7.750% due 06/01/02                       11,700          12,280
     8.590% due 06/05/03(k)                    10,000          10,578
Consolidated Natural Gas Co.
     8.750% due 06/01/99                          400             409
El Paso Electric Co.
     7.250% due 02/01/99                        1,000           1,004
Flag Limited
     8.250% due 01/30/08                        2,000           1,915
Illinois Power Co.
     6.250% due 07/15/02                       10,000          10,309
     6.000% due 09/15/03                       12,500          12,794
Long Island Lighting Co.
     7.300% due 07/15/99                        4,500           4,567
     6.250% due 07/15/01                        4,775           4,930
Louisiana Power & Light Co.
     7.740% due 07/01/02                       10,500          10,719
New Orleans Public Service
     8.000% due 03/01/06                          400             421
Niagara Mohawk Power
     7.000% due 10/01/00                       22,000          22,270
     7.125% due 07/01/01                        2,000           2,032
     7.250% due 10/01/02                       10,000          10,199
     9.500% due 03/01/21                        1,725           1,835
North Atlantic Energy
     9.050% due 06/01/02                        4,930           5,225
Texas Utilities Co.
     6.750% due 04/01/03                        3,875           4,123
WorldCom, Inc.
     6.125% due 08/15/01                       40,000          41,091
                                                             ---------
                                                              202,107
                                                             ---------
Total Corporate Bonds & Notes                                 911,178
(Cost $883,874)                                              =========


--------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 0.4%
-------------------------------------------------------------------------------

New York City Refunding Bonds, Series 1998 B
     5.900% due 08/01/00                       13,000          13,152
                                                             ---------
Total Municipal Bonds & Notes                                  13,152
(Cost $12,995)                                               =========


--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 3.1%
--------------------------------------------------------------------------------

Federal Home Loan Bank
     4.350% due 04/19/99(d)                     3,000           2,988
Federal National Mortgage Assn.
     5.720% due 01/29/01                        2,000           2,003
Small Business Administration
     7.750% due 01/25/13(d)                     1,012           1,044
     7.250%  due 02/25/14(d)                    1,234           1,282
Student Loan Marketing Assn.
     5.684% due 06/30/00(d)                    46,000          46,024
     5.650% due 04/25/06(d)                     4,952           4,934
     5.823% due 04/25/07(d)                    50,000          49,988
Tennessee Valley Authority
     0.000% due 10/15/98                        1,000             998
                                                             ---------
Total U.S. Government Agencies                                109,261
(Cost $109,111)                                              =========

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 2.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/02(h)                    94,764          95,209
                                                             ---------
Total U.S. Treasury Obligations                                95,209
(Cost $93,871)                                               =========

                                            Principal
                                               amount           Value
--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 67.4%             (000s)          (000s)
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 8.7%
American Southwest Financial
     5.500% due 06/02/99                        6,906           7,020
Capstead Mortgage Corp.
     7.500% due 02/25/23                          726             728
Chase Mortgage Financial Corp.
     10.000% due 11/25/09                         713             736
Citicorp Mortgage Securities, Inc.
     9.500% due 10/25/15                          355             356
Collateralized Mortgage Obligation Trust
     6.187% due 01/20/03(d)                        17              17
     7.985% due 05/01/17                       12,743          12,770
     9.500% due 06/25/20                          503             523
Countrywide
     6.250% due 07/25/09                        1,400           1,420
     6.750% due 06/25/28                       15,103          15,210
     6.250% due 01/25/35(d)                     9,260           9,284
Dime Savings
     7.119% due 11/01/18(d)                     2,659           2,452
Donaldson, Lufkin & Jenrette
     11.000% due 08/01/19                       1,347           1,501
     7.978% due 05/25/24(d)                     2,504           2,541
Federal Home Loan Mortgage Corp.
    10.000% due 09/15/09                           14              15
    12.500% due 09/30/13                        1,139           1,274
     6.250% due 07/15/14                        4,431           4,447
     7.000% due 04/25/15                          125             124
    11.000% due 11/30/15                        7,092           8,368
    10.000% due 07/15/19                          439             487
     5.650% due 11/15/19                          295             295
     9.000% due 11/15/19                        1,812           1,854
     7.500% due 04/15/20                        2,900           2,970
     8.000% due 04/15/20                        1,746           1,767
    10.000% due 05/15/20                          330             358
     7.500% due 12/15/20                        2,000           2,040
     9.000% due 12/15/20                        6,284           6,616
     9.500% due 01/15/21                        2,065           2,234
     8.000% due 04/15/21                        2,321           2,415
     9.000% due 05/15/21                          398             426
Federal National Mortgage Assn.
     8.950% due 05/25/03                           75              78
     9.000% due 07/25/03                          567             587
     9.400% due 07/25/03                          124             131
     5.750% due 02/25/05                        2,027           2,024
     6.875% due 06/25/09                        2,881           2,920
     5.750% due 04/25/16                        1,765           1,761
     8.750% due 05/25/19                           98             102
     9.300% due 05/25/19                           23              24
     9.000% due 07/25/19                          350             358
     9.500% due 03/25/20                        3,038           3,667
     9.500% due 05/25/20                        1,450           1,668
     8.000% due 07/25/20                        1,540           1,543
     9.000% due 03/25/21                        6,246           6,780
     9.000% due 04/25/21                          218             236
     8.000% due 03/25/22                          117             120
     5.000% due 01/25/24                          311             310
     8.500% due 04/01/25                        6,343           6,624
     8.500% due 03/18/27                        3,406           3,444
     6.488% due 02/01/28(d)                    12,510          12,902
Fleet Mortgage
     7.200% due 10/25/23                          539             547
General Electric Capital Mortgage
     6.750% due 12/25/12                        6,996           7,110
     6.350% due 03/25/17                        3,705           3,699
     6.500% due 07/25/18                           38              38
Glendale Federal Savings & Loan
     7.308% due 03/25/30(d)                     2,063           2,090
Greenwich
     8.719% due 11/25/24(d)                     1,269           1,334
Homestead Mortgage Acceptance Corp.
     11.450% due 09/01/15                       1,137           1,213

                                                      See accompanying notes  25

Low Duration Fund
September 30, 1998 (Unaudited)

                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
--------------------------------------------------------------------------------
Independent National Mortgage Corp.
     8.195% due 11/25/24(d)               $     2,673     $     2,773
Mellon Residential Funding Corp.
     6.400% due 05/25/28                        2,661           2,691
NationsBank Corp.
     6.125% due 10/20/13                       40,000          40,038
Nomura Asset Securities Corp.
     6.625% due 01/25/09                        2,830           2,856
Norwest Mortgage
    12.375% due 01/01/14                          190             196
    12.500% due 02/01/14                          561             600
    12.250% due 04/01/14                          310             318
PNC Mortgage Securities Corp.
     6.500% due 02/25/28                       11,969          12,121
Prudential Bache
     6.153% due 09/01/18(d)                        40              40
     8.400% due 03/20/21                        6,260           6,595
Prudential Home
     6.500% due 02/25/00                            7               7
     7.500% due 09/25/07                          878             912
     7.000% due 11/25/07                          815             817
     7.000% due 01/25/08                       10,000          10,294
     7.000% due 06/25/23                        3,014           3,099
     6.050% due 04/25/24                          376             376
Prudential Securities
     8.000% due 12/25/20                          315             318
Residential Funding
     6.500% due 06/25/08                        3,000           3,024
     6.500% due 04/25/09                           94              95
     5.899% due 07/01/19(d)                     1,158           1,136
     7.033% due 09/01/19(d)                       181             179
Resolution Trust Corp.
     6.817% due 09/25/19(d)                     1,855           1,853
     6.073% due 01/25/21(d)                       187             186
     6.518% due 09/25/21(d)                       843             841
     6.979% due 10/25/21(d)                       171             172
     6.999% due 10/25/21(d)                     1,003           1,000
     8.625% due 10/25/21                       21,382          21,357
     7.088% due 03/25/22(d)                     2,259           2,251
    10.000% due 05/25/22                           90              91
     6.900% due 02/25/27                        5,539           5,406
     6.113% due 09/27/27(d)                     2,219           2,187
     9.000% due 09/25/28                          227             232
     7.647% due 10/25/28(d)                       133             137
Ryland Acceptance Corp.
     9.450% due 10/01/16                          167             166
     8.000% due 03/01/18                        2,453           2,545
Salomon Brothers Mortgage Securities
     7.096% due 12/25/17(d)                     2,391           2,394
     9.549% due 10/25/18(d)                     3,530           3,817
     8.245% due 03/25/24(d)                     2,537           2,601
Sears Mortgage
     7.882% due 08/25/23(d)                       524             536
Securitized Asset Sales, Inc.
     6.750% due 08/25/25                        7,622           7,672
Shearson Lehman
     9.600% due 03/25/21                          826             824
Union Planters Mortgage Finance Corp.
     6.450% due 01/25/28                        6,000           6,097
                                                          ------------
                                                              302,408
                                                          ============
Federal Home Loan Mortgage Corporation 22.5%
     4.750% due 06/01/01                           10              10
     5.500% due 04/01/07                            3               3
     5.750% due 01/15/08                        7,820           7,915
     6.000% due 03/01/11-10/14/28(f)          270,846         270,932
     6.130% due 01/01/17-06/01/17(d)(f)           661             669
     6.131% due 11/01/14-06/01/30(d)(f)         7,547           7,632
     6.143% due 05/01/17(d)                       195             197
     6.153% due 01/01/30-12/01/30(d)(f)         3,841           3,888
     6.159% due 02/01/16(d)                       127             128
     6.166% due 10/01/30(d)                       391             396
     6.250% due 01/01/20(d)                       254             257
     6.500% due 04/01/00-10/14/28(f)          265,683         270,383
     6.750% due 03/01/17(d)                       306             312
     7.000% due 01/01/17(d)                        65              66
     7.250% due 07/01/07                            1               1
     7.277% due 02/01/20(d)                     3,550           3,626
     7.496% due 07/01/18(d)                       566             592
     7.500% due 09/01/06                          121             122
     7.650% due 12/01/22(d)                     1,413           1,469
     7.697% due 09/01/23(d)                       522             544
     7.705% due 06/01/24(d)                     1,291           1,318
     7.719% due 11/01/22(d)                     2,617           2,682
     7.737% due 10/01/23(d)                     2,475           2,558
     7.744% due 11/01/23(d)                     1,462           1,511
     7.832% due 03/01/24(d)                       193             202
     7.840% due 01/01/24(d)                     3,265           3,378
     7.982% due 01/01/24(d)                     1,682           1,715
     8.000% due 07/01/06-06/01/27(f)          165,192         170,857
     8.250% due 10/01/07-11/01/07(f)               45              47
     8.500% due 07/01/01-11/01/25(f)           28,225          29,422
     8.750% due 02/01/01-04/01/02(f)               60              63
     9.000% due 05/01/02-07/01/04(f)               62              64
     9.250% due 07/01/01                            5               5
     9.500% due 03/01/01-12/01/04(f)              105             112
     9.750% due 03/01/01-11/01/08(f)            1,064           1,137
    10.000% due 04/01/01-04/01/15(f)               18              19
    10.500% due 07/01/00-02/01/16(f)               86              93
    10.750% due 10/01/00-08/01/11(f)              527             574
    11.500% due 10/01/15                            2               2
    11.750% due 11/01/10-08/01/15(f)               18              20
    14.000% due 09/01/12-04/01/16(f)               15              16
    14.500% due 12/01/10                            6               7
    15.000% due 08/01/11-12/01/11(f)                5               5
    15.500% due 11/01/11                            1               1
                                                          ------------
                                                              784,950
                                                          ============
Federal Housing Administration 0.4%
     6.950% due 04/01/14                        2,257           2,362
     7.400% due 03/15/19                          130             134
     7.421% due 11/01/19                          709             729
     7.430% due 10/01/19-12/01/21(f)           11,763          12,286
                                                          ------------
                                                               15,511
                                                          ============
Federal National Mortgage Association 13.7%
     6.000% due 05/01/11-12/25/20(f)              855             859
     6.130% due 06/01/14-07/01/17(d)(f)         7,341           7,420
     6.131% due 07/01/14-05/01/31(d)(f)        27,654          27,963
     6.133% due 07/01/24(d)                     1,473           1,490
     6.134% due 07/01/20(d)                     1,003           1,014
     6.135% due 02/01/24(d)                     1,059           1,071
     6.142% due 08/01/29(d)                       893             903
     6.143% due 05/01/36(d)                     1,536           1,558
     6.150% due 04/01/18(d)                     8,010           8,093
     6.153% due 08/01/20(d)                     1,053           1,065
     6.164% due 06/01/24(d)                        62              63
     6.175% due 08/01/23(d)                     1,136           1,149
     6.288% due 04/25/22(d)                       357             360
     6.500% due 06/01/08-10/14/28(f)           39,918          39,280
     6.774% due 01/01/21(d)                       706             715
     6.956% due 11/01/17(d)                       483             494
     7.000% due 10/01/01-09/01/07(f)              234             239
     7.176% due 11/01/18(d)                       256             264
     7.245% due 07/01/17(d)                       826             853
     7.500% due 04/01/24-05/01/24(f)           15,051          15,550
     7.683% due 04/01/24(d)                     3,692           3,835
     7.898% due 01/01/24(d)                     4,522           4,713
     7.914% due 01/01/24(d)                        71              75
     7.960% due 07/01/23(d)                     3,019           3,138
     7.998% due 10/01/24(d)                     8,491           8,748
     8.000% due 03/01/04-12/01/25(f)           11,621          12,089
     8.500% due 03/01/08-08/01/26(f)          317,932         331,961
    10.000% due 02/01/04-06/01/19(f)            2,154           2,330
    10.500% due 06/01/05-11/01/05(f)              312             336
    11.000% due 10/01/98-09/01/00(f)               11              11
    11.250% due 12/01/10-10/01/15(f)              256             287
    11.750% due 01/01/14-01/01/16(f)               40              48
    12.000% due 01/01/15-10/01/15(f)               10              11
    12.750% due 02/01/14-11/01/14(f)               87             102
    13.000% due 07/01/15                            9              10
    13.250% due 09/01/11                           20              23
    13.500% due 04/01/14                            9              11


26  See accompanying notes

                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
--------------------------------------------------------------------------------

    14.500% due 08/01/14                    $      42       $      51
    15.500% due 10/01/12-12/01/12(f)               77              96
    15.750% due 12/01/11                           41              49
    16.000% due 09/01/12-12/01/12(f)               22              28
                                                          ------------
                                                              478,355
                                                          ============
Government National Mortgage Association 20.2%
     6.000% due 08/20/26(d)                       824             839
     6.500% due 05/15/23-10/21/28(d)(f)       277,079         283,153
     6.550% due 11/15/13                           22              22
     6.875% due 04/20/16-06/20/27(d)(f)        78,898          80,529
     7.000% due 03/15/11-09/20/26(d)(f)       159,933         163,234
     7.500% due 02/15/22-01/15/27(f)          121,603         126,413
     8.000% due 07/15/04-12/15/25(f)           44,924          47,478
     8.500% due 04/15/22                           17              18
     9.750% due 07/15/13-02/15/20(f)            1,117           1,222
    11.250% due 10/15/00                            4               5
    11.750% due 07/15/13-08/15/15(f)              129             145
    12.000% due 06/20/15                           18              20
    12.250% due 01/15/14-03/15/14(f)              279             325
    13.000% due 10/15/13                           15              17
    13.500% due 05/15/11-11/15/12(f)               29              34
    16.000% due 12/15/11-04/15/12(f)               71              86
                                                          ------------
                                                              703,540
                                                          ============
Other Mortgage-Backed Securities 1.2%
First Boston Mortgage Securities Corp.
     8.300% due 08/20/09                          216             218
Glendale Federal Savings & Loan
     11.000% due 03/01/10                          20              21
Goldman Sachs Mortgage Securities
     7.750% due 05/19/27                       14,412          15,196
Great Western Savings & Loan
     6.180% due 12/01/17(d)                       462             460
Home Savings of America
     5.838% due 05/25/27(d)                     1,863           1,831
     5.901% due 09/25/28(d)                     1,310           1,296
Imperial Savings & Loan
     8.844% due 07/25/17(d)                        48              48
     9.900% due 02/25/18                          553             588
MDC Mortgage Funding
     8.696% due 01/25/25(d)                       691             715
Resolution Trust Corp.
     7.290% due 05/25/19(d)                     5,277           5,254
     7.300% due 08/25/19(d)                     4,945           4,946
    10.334% due 08/25/21(d)                       822             857
     9.500% due 05/25/24                          196             195
     6.259% due 10/25/28(d)                     2,741           2,806
     7.307% due 05/25/29(d)                     2,972           3,063
Salomon Brothers Mortgage Securities
     11.500% due 09/01/15                         678             737
     8.046% due 12/25/17(d)                       305             299
Sears Mortgage
     12.000% due 02/25/14                         109             109
     7.416% due 10/25/22(d)                     3,691           3,733
Western Federal Savings & Loan
     6.514% due 06/25/18(d)                        16              16
     6.631% due 11/25/18(d)                       147             148
    10.069% due 02/01/20(d)(k)                     53              55
                                                          ------------
                                                               42,591
                                                          ============
Stripped Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp. (IO)
     7.000% due 07/15/04                          314               4
     6.250% due 09/15/04                        2,416              64
     6.000% due 02/15/06                        3,388             116
     9.982% due 07/15/06                           49             434
    10.195% due 08/15/06                           13             154
    11.944% due 12/15/06                           27             411
     6.000% due 10/15/07                        1,868             129
     6.000% due 02/15/08                        5,649             405
     6.500% due 02/25/13                          418
     6.500% due 08/25/13                        2,578              45
     7.000% due 08/15/18                        7,321             521
     7.500% due 12/15/18                        4,308              89
     7.000% due 04/15/19                        3,255             144
     6.500% due 05/15/19                       10,341             794
     6.500% due 06/15/19                        9,341             544
    10.496% due 04/15/21                           22             407
     6.500% due 04/15/22                        6,446             574
     7.000% due 05/15/23                          637              70
     4.000% due 01/15/24                       20,919           5,274
Federal National Mortgage Assn. (IO)
     6.000% due 07/25/05                        1,476              60
     7.272% due 09/25/06                           57             728
     6.000% due 02/25/08                        7,233             544
    56.000% due 11/01/08                           39             148
     0.100% due 03/25/09(d)                    29,501             478
     6.500% due 03/25/09                       10,898           1,263
     8.815% due 06/25/16                           48             263
     9.987% due 12/25/18                           10              51
     7.500% due 03/25/19                        5,928             265
     6.500% due 05/25/19                       10,000           1,133
     6.500% due 04/25/20                       19,608           1,477
     7.000% due 05/25/21                       10,630             798
     8.598% due 02/25/22                           43             622
     6.500% due 03/25/23                        6,986             748
     4.875% due 03/25/24(d)                    12,336           1,048
Federal National Mortgage Assn. (PO)
     0.000% due 07/25/22                        2,770           2,700
     0.000% due 09/25/22                           60              55
Prudential Home (IO)
     0.300% due 04/25/09(d)                    78,078             486
Resolution Trust Corp. (PO)
     0.000% due 09/25/00                          555             557
                                                          ------------
                                                               23,603
                                                          ------------
Total Mortgage-Backed Securities                            2,350,958
(Cost $2,310,836)                                         ============


--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 1.1%
--------------------------------------------------------------------------------

Citicorp Mortgage Securities, Inc.
     6.750% due 05/25/28                        6,266           6,433
CMC Securities Corp.
     7.250% due 11/25/27                        8,927           9,250
Delta Air Lines Equipment Trust
     10.430% due 01/02/11                         960           1,259
Norwest Asset Securities Corp
     6.250% due 10/25/13                       20,000          20,122
SCFC Boat Loan Trust
     7.050% due 04/15/07                           39              39
United Air Lines Equipment Trust
     10.850% due 02/19/15                       1,500           2,081
                                                          ------------
Total Asset-Backed Securities                                  39,184
(Cost $54,546)                                            ============

--------------------------------------------------------------------------------
  SOVEREIGN ISSUES 4.7%
--------------------------------------------------------------------------------

Banco Nacional de Obra y Servicios
     6.875% due 10/01/98                       10,000          10,000
Government of Brazil
     6.625% due 04/15/06(d)                     2,425           1,382
     6.688% due 04/15/12(d)                    18,500           9,250
     8.000% due 04/15/14                        6,961           4,133
Hydro Quebec
     9.000% due 03/07/01                        7,000           7,619
Nacional Financiera
     6.250% due 12/03/98(d)                     1,500           1,500
     10.625% due 11/22/01                       7,500           6,769
Province of Quebec
     5.563% due 10/26/01(d)                       250             247
Republic of Argentina
     8.750% due 12/13/98                       15,000          14,700
     5.688% due 04/01/00(d)                       848             669
     6.625% due 03/31/05(d)                    67,774          53,541
Republic of Korea
     8.031% due 04/07/99(d)                    40,000          38,350
United Mexican States
     5.820% due 06/28/01                       10,000           8,955
     6.780% due 06/27/02(d)                     9,000           7,853
                                                          ------------
Total Sovereign Issues                                        164,968
(Cost $175,381)                                           ============



                                                      See accompanying notes  27

Low Duration Fund
September 30, 1998 (Unaudited)


                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
--------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(g) 1.0%
--------------------------------------------------------------------------------

Commonwealth of Canada
     8.750% due 12/01/05                 C$     1,150      $      924
     4.250% due 12/01/26(h)                    52,051          35,112
                                                         -------------
Total Foreign Currency-Denominated Issues                      36,036
(Cost $41,249)                                           =============


--------------------------------------------------------------------------------
  PURCHASED CALL OPTIONS 0.2%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
     5.375% due 07/31/00
     Strike @ 99.99 Exp. 02/26/99         $   250,000           4,200
     6.625% due 06/30/01
     Strike @ 96.46 Exp. 11/12/98              30,000           2,556
                                                         -------------
Total Purchased Call Options                                    6,756
(Cost $3,075)                                            =============


--------------------------------------------------------------------------------
  PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

U.S. Treasury 5 Year Note December Futures (CBOT)
     Strike @ 106.00 Exp. 11/21/98              2,000              31
                                                         -------------
Total Purchased Put Options                                        31
(Cost $73)                                               =============


--------------------------------------------------------------------------------
  PREFERRED STOCK 1.8%
--------------------------------------------------------------------------------

                                               Shares
Home Ownership Funding
     0.133% due 01/01/00                        3,000           3,008
Rhone-Poulenc SA
     2.031% due 01/01/00                       13,000             326
SI Financing Trust
     2.375% due 01/01/00                      806,600          21,577
TCI Communications, Inc.
     2.180% due 01/01/00                    1,000,000          25,438
     2.430% due 01/01/00                      200,000           5,450
     2.500% due 01/01/00                      300,000           8,194
                                                         -------------
Total Preferred Stock                                          63,993
(Cost $64,818)                                           =============


--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 8.7%
--------------------------------------------------------------------------------

                                            Principal
                                               Amount           Value
                                               (000s)          (000s)
Commercial Paper 6.1%
E.I. Du Pont de Nemours
     5.460% due 11/03/98                   $   20,000          19,900
     5.460% due 12/04/98                       18,400          18,227
Emerson Electric Co.
     5.520% due 10/21/98                       10,000           9,969
Ford Motor Credit Corp.
     5.500% due 10/06/98                       10,000           9,993
     5.520% due 10/16/98                        1,300           1,298
     5.480% due 11/18/98                        2,700           2,675
     5.480% due 12/02/98                       12,000          11,891
     5.390% due 01/08/99                        2,000           1,971
     5.420% due 01/08/99                        1,300           1,281
General Electric Capital Corp.
     5.500% due 11/17/98                        6,000           5,957
     5.490% due 11/19/98                       11,900          11,811
     5.520% due 11/19/98                        4,700           4,665
General Motors Acceptance Corp.
     5.510% due 11/16/98                        6,000           5,958
KFW International Finance, Inc.
     5.930% due 10/28/98                        7,000           6,972
Motorola, Inc.
     5.480% due 12/03/98                       26,000          25,760
National Rural Utilities Cooperative
     5.510% due 10/14/98                        8,600           8,583
     5.540% due 10/20/98                        4,000           3,988
     5.500% due 10/22/98                        9,200           9,170
     5.470% due 11/09/98                        6,000           5,965
New Center Asset Trust
     5.530% due 10/26/98                       16,800          16,736
     5.510% due 11/19/98                        3,900           3,871
     5.480% due 12/16/98                        3,500           3,460
Pfizer, Inc.
     5.500% due 10/20/98                       10,000           9,971
Procter & Gamble Co.
     5.240% due 11/09/98                        8,500           8,452
     5.400% due 12/29/98                        5,100           5,034
Shell Oil Co.
     5.490% due 10/13/98                          110             110
                                                         -------------
                                                              213,668
                                                         =============
Repurchase Agreements 2.4%
State Street Bank
     4.750% due 10/01/98                       21,333          21,333
     (Dated 09/30/98. Collateralized by
     U.S. Treasury Note 5.750% 08/15/03
     valued at $21,764,290. Repurchase
     proceeds are $21,335,815.)

First Boston
     5.150% due 10/01/98                        64,000          64,000
     (Dated 09/30/98. Collateralized by
     U.S. Treasury Note 4.500% 09/30/00
     valued at $65,599,256. Repurchase
     proceeds are $64,009,156.)
                                                         -------------
                                                               85,333
                                                         =============
U.S. Treasury Bills (b)(f) 0.2%
     4.984% due 10/15/98-12/03/98               5,315           5,296
                                                         -------------

Total Short-Term Instruments                                  304,297
(Cost $304,271)                                          =============


Total Investments (a) 117.2%                             $  4,095,023
(Cost $4,054,100)

Written Options (e) (0.0%)                                     (3,013)
(Premiums $859)

Other Assets and Liabilities (Net) (17.2%)                   (599,807)
                                                         -------------
Net Assets 100.0%                                        $  3,492,203
                                                         =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                           $     68,350

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                   (27,427)
                                                         -------------
Unrealized appreciation-net                              $     40,923
                                                         =============


28 See accompanying notes

(b) Securities with an aggregate market value of $5,296 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:
                                                           Unrealized
Type                                        Contracts    Appreciation
--------------------------------------------------------------------------------

Eurodollar September Futures (09/00)              950      $    2,491
Eurodollar December Futures (12/00)             1,380           3,508
Eurodollar March Futures (03/01)                1,380           3,381
Eurodollar June Futures (06/01)                 1,880           4,268
Eurodollar September Futures (09/01)              440             913
Eurodollar December Futures (12/01)               440             847
Eurodollar March Futures (03/02)                  440             814
Eurodollar June Futures (06/02)                   440             770
United Kingdom 90 Day LIBOR (03/99)               500             174
United Kingdom 90 Day LIBOR (06/99)            12,500             382
                                                           -----------
                                                           $   17,548
                                                           ===========

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                           Principal
                              Amount
                          Covered by        Expiration      Unrealized
Type                        Contract             Month    Appreciation
--------------------------------------------------------------------------------

Sell            C$           53,696              10/98     $       132

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Premiums received on written options:

Type                                    Par   Premium           Value
--------------------------------------------------------------------------------

Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.66 Exp. 02/19/98   $   5,000  $    546      $       30
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.53 Exp. 02/26/99      2,500       313           2,983
                                            --------------------------
                                            $     859      $    3,013
                                            ==========================

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount denoted in indicated currency:

         C$-  Canadian Dollar

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Swap agreements outstanding at September 30, 1998:

                                            Fixed  Notional          Unrealized
Type                                     Rate (%)    Amount        Appreciation
--------------------------------------------------------------------------------

Receive the 10-year Swap Spread
and pay a fixed rate. The 10-year Swap
Spread is the difference between the
10-year Swap Rate and the 10-year
Treasury Rate.

Broker: Merrill Lynch
Exp. 05/02/02                           0.3700      $ 24,000         $      393

(k) Restricted security.


                                                      See accompanying notes 29

Schedule of Investments

Real Return Bond Fund
September 30, 1998 (Unaudited)

                                         Principal
                                            Amount                         Value
                                            (000s)                        (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 19.9%
--------------------------------------------------------------------------------

Banking & Finance 16.1%
Ford Motor Credit Corp.
     5.813% due 02/13/03(c)              $     350                    $     351
HRPT Properties Trust
     6.288% due 07/09/99(c)                    250                          250
J.P. Morgan & Co.
     6.189% due 02/15/12(f)                    350                          334
Residential Reinsurance
     9.848% due 06/01/99(c)                    357                          355
Salomon, Smith Barney Holdings
     3.650% due 02/14/02(f)                    103                          100
Toyota Motor Credit Corp.
     5.388% due 02/15/02(f)                    400                          390
                                                                      ----------
                                                                          1,780
                                                                      ==========
Industrials 3.8%
Langdell
     9.978% due 07/30/99(c)                    200                          199
Petroleos Mexicanos
     11.157% due 07/15/05(c)                   250                          218
                                                                      ----------
                                                                            417
                                                                      ----------
Total Corporate Bonds & Notes                                             2,197
(Cost $2,242)                                                         ==========


--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 37.0%
--------------------------------------------------------------------------------

Federal Home Loan Bank
     5.388% due 02/15/02(c)                  1,350                        1,324
Federal National Mortgage Assn.
     5.328% due 03/13/02(c)                  2,000                        1,964
New York City
     6.023% due 08/01/02(c)                    196                          196
Student Loan Marketing Assn.
     4.847% due 02/20/00(c)                    250                          248
     5.607% due 07/25/04(c)                    153                          152
     5.637% due 10/25/04(c)                    193                          193
                                                                      ----------
Total U.S. Government Agencies                                            4,077
(Cost $4,034)                                                         ==========

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 73.3%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.375% due 01/15/07(f)                  4,120                        4,057
     3.625% due 04/15/28(f)                  4,036                        4,026
                                                                      ----------
Total U.S. Treasury Obligations                                           8,083
(Cost $7,949)                                                         ==========

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 6.0%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
     6.500% due 01/25/28                       100                          107
Federal Housing Administration 3.0%
     7.430% due 12/01/20                       311                          330
Federal National Mortgage Association 2.0%
     6.500% due 06/25/09                       223                          223
                                                                      ----------
Total Mortgage-Backed Securities                                            660
(Cost $642)                                                           ==========

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 7.6%
--------------------------------------------------------------------------------

Capital Equipment Receivables Trust
     6.030% due 02/15/00                      248                           249
First Plus Home Loan Trust
     5.765% due 10/10/06(c)                    94                            94
IMC Home Equity Loan Trust
     5.796% due 05/21/12  (c)                 163                           164
NationsBank Auto Owner Trust
     6.375% due 07/15/00                      115                           115
Pacific Southwest Bank
     6.060% due 06/15/02                       73                            73
Premiere Auto Trust
     6.150% due 03/06/00                      139                           139
                                                                      ----------
Total Asset-Backed Securities                                               834
(Cost $832)                                                           ==========

--------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (b)(e) 2.0%
--------------------------------------------------------------------------------

Commonwealth of Canada
     4.250% due 12/01/26(f)             C$      99                           67
Commonwealth of New Zealand
     4.500% due 02/15/16(f)             N$     300                          158
                                                                      ----------
Total Foreign Currency-Denominated Issues                                   225
(Cost $223)                                                           ==========

--------------------------------------------------------------------------------
  PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------

Sanwa Communications (OTC)
     Strike @ 1,270.00 Exp. 02/26/99    JY      35                            1
                                                                      ----------
Total Purchased Call Options                                                  1
(Cost $47)                                                            ==========

--------------------------------------------------------------------------------
  PREFERRED STOCK 0.6%
--------------------------------------------------------------------------------

                                            Shares
Sanwa International
     0.000% due 01/01/00                15,000,000                           67
                                                                      ----------
Total Preferred Stock                                                        67
(Cost $88)                                                            ==========

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 25.1%
--------------------------------------------------------------------------------

                                         Principal
                                            Amount
                                            (000s)
Commercial Paper 23.6%
Federal Home Loan Mortgage Corp.
     5.240% due 10/16/98                 $     100                          100
Federal Housing Administration
     5.888% due 10/29/98                     2,500                        2,500
                                                                      ----------
                                                                          2,600
                                                                      ==========
Repurchase Agreement 1.4%
State Street Bank
     4.750% due 10/01/98                       154                          154
     (Dated 09/30/98. Collateralized by                               ----------
     U.S. Treasury Bond 6.500% 11/15/26
     valued at $162,527. Repurchase
     proceeds are $154,020.)

U.S. Treasury Bills 0.1%
     4.920% due 12/03/98                        10                           10
                                                                      ----------

Total Short-Term Instruments                                              2,764
(Cost $2,764)                                                         ==========

Total Investments (a) 171.5%                                          $  18,908
(Cost $18,821)

Written Options (d) (0.0%)                                                   (1)
(Premiums $88)

Other Assets and Liabilities (Net) (71.5%)                               (7,880)
                                                                      ----------

Net Assets 100.0%                                                     $  11,027
                                                                      ==========

30  See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                         $    290

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (203)
                                                                       ---------

Unrealized appreciation-net                                            $     87
                                                                       =========

(b) Foreign forward currency contracts outstanding at September 30, 1998:

                           Principal
                              Amount                                  Unrealized
                          Covered by        Expiration             Appreciation/
Type                        Contract             Month            (Depreciation)
--------------------------------------------------------------------------------
Buy             C$              265              10/98            $           3
Sell                            380              10/98                        1
Sell            JY           11,074              12/98                        3
Sell            N$              562              12/98                       (7)
                                                                  --------------
                                                                  $           0
                                                                  ==============

(c) Variable rate security. The rate listed is as of September 30, 1998.

(d) Premiums received on written options:

                                                                         Market
Type                                            Par       Premiums        Value
--------------------------------------------------------------------------------
Call - OTC Sanwa Communications
    Strike @ 1,270.00 Exp. 02/26/99     JY       35       $     88      $     1

(e) Principal amount denoted in indicated currency:

         C$-  Canadian Dollar
         JY-  Japanese Yen
         N$-  New Zealand Dollar

(f) Principal amount of the security is adjusted for inflation.

                                                     See accompanying notes  31

Schedule of Investments

Total Return Fund
September 30, 1998 (Unaudited)

                                         Principal
                                            Amount                         Value
                                            (000s)                        (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 39.7%
--------------------------------------------------------------------------------

Banking & Finance 27.1%
Abbey National PLC
     6.700% due 06/29/49                 $   5,000                    $   5,168
Abbey National Treasury Service
     6.625% due 05/23/01                       240                          251
ABN-AMRO Bank NV
     7.250% due 05/31/05                       150                          161
Aetna, Inc.
     7.250% due 08/15/23                        50                           50
Ahmanson (H.F.) & Co.
     7.650% due 04/15/00                       175                          181
Allstate Corp.
     6.750% due 05/15/18                       280                          285
     6.900% due 05/15/38                    60,400                       61,328
American Express Credit
     8.500% due 08/15/01                       350                          381
     6.800% due 12/15/03                     1,500                        1,565
American General Finance
     7.250% due 04/15/00                       500                          514
     5.875% due 07/01/00                        75                           76
     6.250% due 12/18/02                     1,080                        1,114
AON Capital Trust `A'
     8.205% due 01/01/27                       725                          805
Associates Corp. of North America
     7.250% due 09/01/99                       285                          290
     6.750% due 10/15/99                        90                           91
     7.850% due 10/20/99                       500                          513
     8.250% due 12/01/99                       200                          207
     7.250% due 12/17/99                       660                          676
     7.470% due 03/27/00                     1,000                        1,034
     6.000% due 06/15/00                     2,634                        2,666
     6.310% due 06/16/00                       500                          510
     6.250% due 09/15/00                       200                          204
     6.625% due 05/15/01                       300                          310
     7.000% due 07/23/01                       500                          522
     5.788% due 08/27/01(d)                  2,000                        2,005
     6.450% due 10/15/01                    23,600                       24,441
     7.500% due 04/15/02                       185                          198
     6.500% due 07/15/02                       750                          782
     6.000% due 07/15/05                    60,365                       62,231
AT&T Capital Corp.
     6.020% due 12/04/98                    20,200                       20,212
     6.250% due 12/08/98(d)                  4,700                        4,705
     5.936% due 01/15/99(d)                 14,500                       14,527
     6.390% due 01/22/99                     9,600                        9,625
     5.610% due 02/01/99                    11,000                       11,003
     5.950% due 02/16/99                   140,850                      141,068
     6.120% due 02/26/99                    20,000                       20,045
     6.061% due 04/01/99(d)                175,500                      175,509
     6.410% due 08/13/99                     4,000                        4,026
     6.580% due 09/03/99                       500                          505
     5.982% due 09/20/99(d)                  9,000                        9,002
     6.160% due 12/03/99                     1,000                        1,006
     6.060% due 03/21/00(d)                 31,100                       31,108
AVCO Financial Services
     6.350% due 09/15/00                       100                          102
     7.375% due 08/15/01                       300                          318
Banco Latino Americano SA
     6.310% due 10/18/99                       850                          860
Banco Nacional de Comercio Exterior
     8.000% due 04/14/00                     4,600                        4,145
Banco Nacional de Obra y Servicios
     6.875% due 10/01/98                     5,000                        5,000
Banesto Delaware
     8.250% due 07/28/02                    28,900                       31,984
BankAmerica Corp.
     6.119% due 11/01/99(d)                  3,000                        3,014
     5.708% due 03/05/01(d)                 36,000                       36,117
     5.758% due 02/20/02(d)                 35,180                       35,114
     7.750% due 07/15/02                        60                           65
     7.200% due 09/15/02                       400                          426
     7.500% due 10/15/02                     1,000                        1,077
     6.850% due 03/01/03                        50                           53
     6.875% due 06/01/03                       100                          106
     8.375% due 05/01/07                         3                            3
Bankers Trust
     6.750% due 10/03/01                       500                          517
     8.125% due 05/15/02                       300                          325
     5.769% due 07/03/02(d)                 10,000                        9,980
     7.125% due 07/31/02                       150                          158
     5.788% due 05/11/03(d)                 82,800                       82,946
     8.625% due 04/01/18                       100                          102
Banponce Corp.
     6.164% due 12/15/99                     5,000                        5,038
Bear Stearns
     5.600% due 01/14/99(d)                  5,000                        5,001
     5.410% due 03/09/99(d)                 13,000                       13,018
     5.856% due 09/10/99(d)                 25,000                       25,037
     7.625% due 09/15/99                       300                          306
     5.600% due 06/12/00(d)                  8,700                        8,699
     5.830% due 06/20/00(d)                  7,700                        7,696
     6.750% due 08/15/00                        50                           51
     5.350% due 08/25/00(d)                  1,400                        1,399
     5.630% due 08/29/00(d)                 39,800                       39,819
     5.841% due 02/16/01(d)                  2,000                        1,998
     5.856% due 03/02/01(d)                  7,500                        7,491
     5.875% due 01/28/02(d)                 11,250                       11,202
     6.750% due 04/15/03                       105                          109
     5.906% due 07/22/03(d)                 19,000                       19,031
     8.750% due 03/15/04                        75                           85
     6.062% due 03/18/05(d)                 31,000                       31,131
     6.250% due 07/15/05                    25,000                       25,401
Beneficial Corp.
     9.600% due 10/16/98                       250                          250
     5.950% due 07/25/00                     5,000                        5,045
     5.798% due 11/27/00(d)                 90,000                       90,040
     5.830% due 01/09/01(d)                  9,000                        9,016
     5.806% due 01/09/02(d)                    500                          501
     5.858% due 01/23/02(d)                  5,000                        4,998
     5.878% due 03/01/02(d)                 40,000                       40,104
BT Securities Corp.
     5.989% due 08/16/99(d)                 10,000                        9,990
Capital One Bank
     6.830% due 08/16/99                       275                          277
Caterpillar Financial
     6.350% due 12/01/98                       125                          125
     5.738% due 06/08/00(d)                    500                          500
     5.741% due 05/29/01(d)                 10,000                        9,988
Central Hispano Financial Services
     6.187% due 04/29/05(d)                  5,000                        5,012
Chase Manhattan Bank
     5.875% due 08/04/99                       400                          401
Chase Manhattan Corp.
     8.500% due 02/15/02                       200                          219
Chemical Banking Corp.
     6.125% due 11/01/08                       400                          407
Chrysler Financial Corp.
     8.420% due 02/01/99                       695                          701
     5.650% due 02/04/99(d)                  9,000                        9,008
     6.350% due 06/22/99                     8,000                        8,046
     8.460% due 01/19/00                       700                          730
     6.250% due 03/06/00                    14,735                       14,973
     5.630% due 07/28/00(d)                    100                          100
     6.625% due 08/15/00                       300                          308
     5.860% due 01/16/01                       500                          505
     5.686% due 06/11/01(d)                  6,000                        6,001
     5.777% due 07/17/02(d)                 20,000                       20,015
     5.792% due 08/08/02(d)                 34,000                       34,046
     5.836% due 02/03/03(d)                 15,000                       15,021
     5.822% due 03/06/03(d)                  5,000                        5,011
     5.702% due 06/18/03(d)                 35,000                       35,027
Chubb Capital Corp.
     8.750% due 11/15/99                        80                           82
     6.875% due 02/01/03                       100                          107
Cincinnati Financial Corp.
     6.900% due 05/15/28                    34,125                       36,727

32  See accompanying notes

                                         Principal
                                            Amount                         Value
                                            (000s)                        (000s)
--------------------------------------------------------------------------------
CIT Group, Inc.
     6.200% due 10/20/00                 $     830                    $     844
     6.750% due 05/14/01                    30,000                       31,026
Citicorp
     9.750% due 08/01/99                     2,200                        2,275
     6.088% due 10/20/99(d)                 10,000                       10,037
     6.088% due 10/25/99(d)                 11,000                       11,043
     5.918% due 05/23/00(d)                 25,000                       25,098
     5.918% due 06/01/00(d)                  5,000                        5,020
     5.941% due 11/28/00(d)                  5,000                        5,022
     5.999% due 02/01/01(d)                 10,000                       10,047
     5.813% due 05/24/01(d)                 69,000                       69,071
     5.768% due 11/13/01(d)                 10,000                       10,005
     5.738% due 06/27/02(d)                 11,450                       11,434
     5.781% due 08/15/02(d)                 11,500                       11,522
     5.813% due 11/12/02(d)                 30,000                       29,994
     8.000% due 02/01/03                       250                          273
     7.125% due 09/01/05                       100                          107
Comerica, Inc.
     7.250% due 06/15/07                       200                          221
Commercial Credit Co.
     6.750% due 05/15/00                       100                          102
     6.000% due 06/15/00                       300                          304
     5.550% due 02/15/01                       300                          303
     8.250% due 11/01/01                     2,500                        2,718
     7.750% due 03/01/05                        50                           56
Dean Witter Discover
     5.592% due 03/02/99(d)                    100                          100
     6.750% due 08/15/00                       100                          103
Deutsche Bank Financial
     7.500% due 04/25/09                     3,000                        3,406
Donaldson, Lufkin & Jenrette
     5.938% due 09/18/02(d)                 13,600                       13,621
     6.170% due 07/15/03                    20,000                       20,234
Dow Capital BV
     7.125% due 01/15/03                       100                          107
Edison Funding
     6.400% due 12/17/98                    27,000                       27,216
     6.000% due 12/20/99                     5,000                        5,061
Exxon Capital Corp.
     7.450% due 12/15/01                       250                          268
First Chicago
     5.918% due 02/10/00(d)                 20,000                       20,066
     5.768% due 03/11/02(d)                 10,000                       10,056
First Chicago Corp.
     5.828% due 02/18/03(d)                 10,000                        9,931
     5.813% due 07/28/03(d)                     50                           50
First Interstate Bancorp
     8.875% due 01/01/09(j)                    192                          203
First Union Corp.
     6.375% due 01/15/09                       500                          521
Fleet Financial Group
     9.900% due 06/15/01                       200                          223
Ford Holdings, Inc.
     9.250% due 03/01/00                     9,190                        9,686
Ford Motor Credit Corp.
     5.480% due 11/09/98(d)                 17,580                       17,583
     8.000% due 01/15/99                       500                          504
     5.330% due 03/23/99(d)                  4,600                        4,597
     5.340% due 03/30/99(d)                 18,000                       17,982
     5.293% due 04/05/99(d)                  5,000                        4,987
     8.875% due 06/15/99                       100                          102
     7.750% due 10/01/99                        35                           36
     8.375% due 01/15/00                       195                          202
     6.950% due 05/15/00                     8,450                        8,700
     5.400% due 08/14/00(d)                 75,800                       75,943
     6.850% due 08/15/00                     1,500                        1,541
     7.020% due 10/10/00                    70,000                       72,661
     6.250% due 11/08/00                       750                          765
     5.907% due 03/05/01(d)                  5,000                        5,020
     5.803% due 04/10/01(d)                 10,850                       10,851
     7.020% due 06/07/01                     1,000                        1,047
     5.690% due 07/13/01(d)                 34,000                       34,202
     5.788% due 08/27/01(d)                 17,000                       16,989
     5.828% due 09/03/01(d)                 11,000                       11,019
     7.000% due 09/25/01                     1,125                        1,179
     5.776% due 10/15/01(d)                 10,000                       10,013
     5.813% due 01/17/02(d)                 53,945                       53,720
     8.200% due 02/15/02                    11,600                       12,613
     6.500% due 02/28/02                     1,560                        1,615
     5.847% due 04/29/02(d)                 42,000                       42,012
     7.320% due 05/23/02                    14,000                       14,158
     5.838% due 06/04/02(d)                  2,000                        2,006
     5.838% due 10/15/02(d)                  4,000                        4,004
     7.750% due 11/15/02                     5,000                        5,436
     5.828% due 02/03/03(d)                 30,000                       30,058
     5.788% due 02/13/03(d)                100,000                      100,181
     5.813% due 02/13/03(d)                190,985                      191,316
     6.125% due 04/28/03                       580                          598
     6.625% due 06/30/03                       575                          605
     5.888% due 06/02/04(d)                  1,500                        1,504
     8.250% due 02/23/05                     2,500                        2,872
     5.875% due 04/28/05(d)                 50,000                       49,972
     6.125% due 01/09/06                        25                           26
     7.700% due 05/15/97                       450                          519
Fuji Bank
     9.870% due 12/31/49(d)                 10,000                        4,445
General Electric Capital Corp.
     5.980% due 03/19/99                     1,500                        1,505
     8.375% due 03/01/01                       665                          716
     5.500% due 11/01/01                        50                           50
     8.300% due 09/20/09                       150                          184
     7.100% due 08/13/12                        35                           41
General Motors Acceptance Corp.
     5.330% due 03/16/99(d)                 13,000                       13,029
     8.625% due 06/15/99                       650                          664
     6.625% due 07/07/99                    10,000                       10,083
     7.375% due 09/09/99                     1,000                        1,016
     6.150% due 09/20/99                    20,300                       20,480
     8.000% due 10/01/99                    28,850                       29,565
     6.050% due 10/04/99                     2,550                        2,572
     6.375% due 10/12/99                     2,000                        2,016
     8.400% due 10/15/99                       360                          371
     6.250% due 10/18/99                     1,000                        1,007
     8.170% due 01/02/00                     1,244                        1,282
     8.625% due 01/10/00                     5,000                        5,191
     6.500% due 01/17/00                    46,110                       46,612
     7.000% due 03/01/00                       100                          102
     7.875% due 03/15/00                     5,650                        5,841
     6.650% due 05/05/00                     6,500                        6,624
     6.875% due 06/01/00                    10,250                       10,493
     7.500% due 06/09/00                     1,000                        1,040
     5.500% due 01/16/01                    15,000                       15,069
     8.625% due 01/18/01                    15,000                       16,066
     8.500% due 01/19/01                     3,675                        3,946
     5.800% due 04/09/01                     8,340                        8,440
     6.800% due 04/17/01                     4,800                        4,993
     5.950% due 04/20/01                    22,150                       22,496
     6.700% due 04/30/01                     3,000                        3,101
     7.125% due 05/01/01                    44,095                       46,020
     6.750% due 06/05/01                       880                          912
     5.708% due 10/22/01(d)                 25,000                       24,971
     9.625% due 12/15/01                       300                          338
     5.772% due 01/08/02(d)                  3,000                        3,000
     6.625% due 01/10/02                       500                          522
     6.750% due 02/07/02                     1,590                        1,660
     5.813% due 04/29/02(d)                168,184                      168,204
     7.000% due 09/15/02                       250                          265
     6.625% due 10/01/02                     5,000                        5,262
     5.788% due 11/12/02(d)                 10,200                       10,188
     5.875% due 01/22/03                    30,500                       31,110
     6.750% due 03/15/03                    40,125                       42,477
     7.125% due 05/01/03                    36,000                       38,577
     5.788% due 08/18/03(d)                 31,990                       31,997
     5.550% due 09/15/03                    32,000                       32,243
     6.625% due 10/20/03                     2,000                        2,109
     8.950% due 07/02/09                    21,500                       24,258

                                                      See accompanying notes  33

Total Return Fund
September 30, 1998 (Unaudited)

                                         Principal
                                            Amount                         Value
                                            (000s)                        (000s)
--------------------------------------------------------------------------------
Goldman Sachs & Co.
     5.748% due 07/31/00(d)              $  26,000                    $  26,016
     5.845% due 11/21/00(d)                 10,000                        9,979
     5.909% due 11/24/00(d)                108,000                      108,304
     6.200% due 12/15/00                     6,500                        6,686
     5.791% due 12/22/00(d)                 17,000                       17,085
     5.844% due 01/09/01(d)                105,000                      104,789
     5.867% due 01/25/01(d)                 77,000                       77,048
     5.994% due 04/16/01(d)                 18,000                       18,020
     5.958% due 12/07/01(d)                 25,000                       25,071
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/07(j)                 10,361                       10,425
Great Western Bank
     8.625% due 12/01/98                     6,000                        6,029
Hartford Life
     7.650% due 06/15/27                    15,000                       16,310
Heller Financial, Inc.
     6.250% due 01/15/99                   200,000                      200,414
     5.769% due 02/05/99(d)                 50,000                       50,050
     5.749% due 02/26/99(d)                 10,000                       10,013
     5.796% due 04/01/99(d)                 19,000                       19,027
     5.938% due 04/27/99(d)                 20,000                       20,047
     5.763% due 09/03/99(d)                  4,000                        4,008
     6.405% due 10/15/99                    10,000                       10,130
     5.808% due 12/01/99(d)                 25,000                       25,106
     6.520% due 12/06/99                     8,750                        8,915
     5.625% due 03/15/00                       200                          200
     6.500% due 05/15/00                    12,000                       12,218
     5.907% due 07/07/00(d)                 60,000                       60,035
     5.829% due 08/25/00(d)                  7,600                        7,633
     5.830% due 09/25/00(d)                 13,500                       13,517
Hitachi Credit America
     5.813% due 05/15/00                    25,000                       25,048
     5.969% due 07/07/00(d)                 40,000                       40,071
Household Bank
     5.847% due 09/26/01(d)                  9,000                        9,011
     5.875% due 10/22/03(d)                 15,000                       14,908
Household Capital Trust
     6.038% due 06/26/04(d)                  3,075                        3,064
Household Finance Corp.
     6.580% due 05/17/99                       165                          166
     5.869% due 11/01/01(d)                  5,000                        5,001
     5.816% due 05/07/02(d)                 40,850                       40,493
     5.938% due 06/24/03(d)                 35,000                       35,072
     5.948% due 06/24/03(d)                 31,000                       31,063
Inter-American Development Bank
     8.875% due 06/01/09                       200                          259
International Lease Finance
     5.750% due 12/15/99                        50                           50
     7.000% due 05/15/00                       500                          513
     6.420% due 09/11/00                       500                          513
     5.930% due 07/15/03                    14,000                       14,365
J.P. Morgan & Co.
     6.250% due 12/15/05                       200                          203
Kimco Realty Corp.
     6.500% due 10/01/03                       200                          207
Korea Development Bank
     5.875% due 12/01/98                        60                           60
     6.750% due 12/01/05                        55                           38
     7.250% due 05/15/06                        50                           38
Korean Export-Import Bank
     6.500% due 10/06/99                     7,000                        6,622
LB Rheinland - PFALZ
     5.000% due 02/23/28(d)                  3,400                        3,555
Lehman Brothers, Inc.
     5.750% due 11/15/98                     2,000                        1,998
     5.570% due 01/12/99(d)                    600                          600
     7.410% due 05/25/99                       500                          503
     5.040% due 09/01/99(d)                 10,000                       10,000
     7.140% due 09/24/99                    11,900                       11,938
     7.110% due 09/27/99                        20                           20
     6.710% due 10/12/99                     3,000                        2,997
     5.894% due 01/18/00(d)                 55,000                       54,610
     6.150% due 03/15/00                     7,700                        7,635
     6.007% due 04/03/00(d)                 30,000                       30,023
     6.525% due 07/27/00(d)                  8,000                        7,949
     5.540% due 08/11/00(d)                 30,000                       29,264
     6.106% due 09/26/00(d)                  5,000                        5,011
     6.066% due 11/06/00(d)                 18,610                       18,641
     6.277% due 12/01/00(d)                    500                          503
     5.877% due 02/27/01(d)                 49,000                       47,371
     5.893% due 06/01/01(d)                100,000                       96,035
     6.461% due 08/28/02(d)                  6,500                        6,486
     5.987% due 09/03/02(d)                 14,000                       14,028
Marine Midland Bank
     5.813% due 12/20/00(d)                  3,700                        3,739
MBNA Corp.
     6.088% due 12/01/99(d)                 66,900                       67,034
Mellon Bank Corp.
     6.500% due 08/01/05                        75                           79
Merrill Lynch & Co.
     6.375% due 03/30/99                       400                          402
     8.250% due 11/15/99                       250                          258
     5.758% due 04/17/00(d)                  5,000                        4,999
     6.620% due 06/06/00                       500                          510
     6.450% due 06/20/00                       350                          357
     6.019% due 08/03/00(d)                  5,000                        5,020
     5.738% due 09/25/00(d)                  5,000                        4,986
     5.757% due 10/03/00(d)                 20,000                       19,988
     5.800% due 12/05/00(d)                 89,000                       89,127
     6.500% due 04/01/01                       400                          412
     5.798% due 05/08/01                    54,900                       54,755
     5.888% due 05/30/01(d)                  3,800                        3,810
     5.758% due 06/04/01(d)                 30,000                       30,053
     5.758% due 11/01/01(d)                 30,000                       30,021
     5.768% due 11/09/01(d)                 10,000                        9,967
     5.756% due 01/15/02(d)                 17,000                       16,932
     8.300% due 11/01/02                       200                          222
     6.875% due 03/01/03                       140                          149
     5.838% due 06/24/03(d)                 22,000                       22,066
     5.849% due 10/01/03(d)                  5,000                        5,008
     7.000% due 03/15/06                     1,500                        1,617
     7.000% due 04/27/08                       100                          109
MIC Financing Trust
     8.375% due 02/01/27                    36,000                       39,101
Morgan Stanley Group, Inc.
     6.375% due 12/15/03                       150                          157
Morgan Stanley, Dean Witter, Discover
 and Co.
     5.983% due 04/16/01(d)                 25,000                       25,029
     5.838% due 12/19/01(d)                 14,700                       14,723
     5.875% due 03/11/03(d)                 10,000                       10,004
Nacional Financiera
     8.000% due 06/19/00                     4,500                        4,230
NationsBank Corp.
     6.750% due 02/26/01                       500                          518
     7.000% due 09/15/01                     1,500                        1,568
     5.838% due 06/17/02(d)                 10,000                        9,961
NCNB Corp.
     7.750% due 08/01/02                       796                          797
Norwest Corp.
     5.750% due 11/16/98                       300                          300
     5.625% due 02/05/01                       400                          404
Norwest Financial, Inc.
     8.375% due 01/15/00                       125                          126
     7.000% due 01/15/03                       300                          320
     6.000% due 02/01/04                        50                           52
Okobank
     6.049% due 05/23/06(d)                 10,000                        9,954
Paccar Financial Corp.
     6.740% due 09/15/00                       250                          258
PaineWebber
     5.987% due 10/04/99(d)                  4,000                        4,008
     6.950% due 03/31/00                       120                          123
     7.000% due 03/01/00                       200                          204
     6.538% due 05/09/00(d)                  5,000                        5,027
     5.938% due 02/18/02(d)                  5,000                        5,007
     6.058% due 05/20/02(d)                  1,000                        1,002
Pitney Bowes Credit Corp.
     6.540% due 07/15/99                       400                          404

34  See accompanying notes

                                         Principal
                                            Amount                         Value
                                            (000s)                        (000s)
--------------------------------------------------------------------------------
PNC Bank Corp.
     5.606% due 06/01/00(d)             $  217,000                   $  217,014
     5.694% due 01/24/02(d)                 49,000                       48,933
     5.719% due 08/15/02(d)                  5,000                        5,005
PNC Funding Corp.
     6.875% due 03/01/03                       100                          106
Popular, Inc.
     6.715% due 06/06/00                    20,000                       20,391
Prudential Insurance Co.
     6.375% due 07/23/06                    15,000                       15,585
Reliance Group Holdings
     9.000% due 11/15/00                    19,000                       19,595
     9.750% due 11/15/03                    10,000                       10,350
Residential Reinsurance
     9.848% due 06/01/99(d)                 34,500                       34,338
Salomon, Inc.
     5.250% due 10/15/98                       400                          400
     5.975% due 11/19/98(d)                  3,000                        3,003
     6.220% due 11/19/98                    37,455                       37,481
     6.554% due 02/12/99(d)                  1,000                        1,002
     8.690% due 03/01/99                     2,270                        2,299
     5.582% due 04/05/99(d)                  5,500                        5,503
     7.000% due 05/15/99                    26,090                       26,386
     5.540% due 06/24/99(d)                  9,000                        8,974
     7.590% due 01/28/00                       150                          154
     6.500% due 03/01/00                    18,350                       18,633
     6.625% due 11/30/00                       235                          242
     6.650% due 07/15/01                       600                          621
     7.000% due 03/04/02                     5,000                        5,270
     6.025% due 05/16/02(d)                 19,000                       19,042
Salomon, Smith Barney Holdings
     7.980% due 03/01/00                    12,000                       12,382
     5.875% due 02/01/01                     4,000                        4,032
     3.650% due 02/14/02(h)                 17,492                       17,000
Sears Roebuck Acceptance
     6.000% due 03/20/03                   130,000                      133,446
Security Pacific Corp.
     6.000% due 05/01/00                       600                          606
    11.500% due 11/15/00                     4,000                        4,482
Signet Bank Corp.
     9.625% due 06/01/99                     6,500                        6,669
Smith Barney Holdings
     6.625% due 06/01/00                        95                           97
Societe Generale
     7.400% due 06/01/06                     1,500                        1,613
Sparbanken Sverige AB
     7.531% due 10/29/49(d)                 12,670                       12,738
Sumitomo
     9.400% due 12/29/49(d)                 18,250                       15,357
Swedbank
     7.664% due 10/29/49(d)                 12,000                       12,161
Textron Financial Corp.
     5.788% due 11/24/99(d)                 10,000                       10,011
Tokai Capital Corp.
     9.980% due 12/29/49(d)                 20,250                       15,263
Toyota Motor Credit Corp.
     5.388% due 02/15/02(h)                 40,000                       38,954
Transamerica Financial
     5.234% due 04/20/99(d)                    500                          500
     7.400% due 07/29/99                     2,000                        2,035
Trinet Corp. Realty Trust
     6.750% due 03/01/03                        45                           46
Trizec Finance Limited
    10.875% due 10/15/05                     2,489                        2,651
U.S. Bancorp
     5.782% due 01/16/02(d)                 49,000                       48,998
Wachovia Bank
     6.700% due 04/14/99                       500                          503
Wachovia Corp.
     7.000% due 12/15/99                       100                          102
Wells Fargo & Co.
     8.750% due 05/01/02                       100                          111
Westdeutsche
     6.750% due 06/15/05                     4,000                        4,363
World Savings & Loan
     9.900% due 07/01/00                       250                          255
Xerox Corp.
     7.010% due 04/30/99                       120                          121
                                                                     -----------
                                                                      6,051,497
                                                                     ===========
Industrials 8.5%
Albertson's, Inc.
     6.375% due 06/01/00                       150                          153
American Home Products Corp.
     7.700% due 02/15/00                       300                          311
Amerigas Partners LP
    10.125% due 04/15/07                     1,730                        1,702
AMR Corp.
     8.050% due 03/05/99                     4,000                        4,042
     9.750% due 03/15/00                    10,760                       11,442
    10.610% due 01/11/01                     4,000                        4,460
    10.570% due 01/15/01                     3,000                        3,330
    10.590% due 01/31/01                     3,000                        3,337
    10.000% due 02/01/01                     2,000                        2,190
     9.400% due 05/08/01                     3,000                        3,304
     9.500% due 05/15/01                     2,250                        2,489
     9.130% due 10/25/01                     2,000                        2,200
     8.470% due 02/20/02                     2,000                        2,200
     8.500% due 02/26/02                     1,000                        1,101
    10.210% due 01/01/10                     6,500                        8,323
Baxter International
     9.500% due 06/15/08                       200                          258
Bellat Racers
     5.969% due 04/01/03(d)                 20,000                       20,000
BOC Group PLC
     5.875% due 01/29/01                       250                          255
Boeing Co.
     8.375% due 02/15/01                       150                          161
     6.350% due 06/15/03                       500                          529
Boise Cascade Co.
     9.900% due 03/15/00                       275                          287
Building Materials Corp.
     0.000% due 07/01/04(i)                 20,320                       20,218
Canadian Pacific Limited
     9.450% due 08/01/21                     2,750                        3,680
Casino Magic Financial
    11.500% due 10/15/01                     9,260                        9,376
CBS, Inc.
     7.625% due 01/01/02                       100                          104
Cemex SA
    10.750% due 11/05/99                     1,000                          977
    10.750% due 07/15/00                     5,000                        4,806
     8.500% due 08/31/00                    10,000                        9,486
Centerior Fuel Corp.
     9.540% due 08/02/99(j)                 10,000                       10,416
     9.750% due 08/02/00(j)                  8,000                        8,665
Century Communications Corp.
     9.500% due 08/15/00                     6,000                        6,240
     0.000% due 03/15/03                    10,515                        7,453
CF Cable TV, Inc.
     9.125% due 07/15/07                     1,600                        1,801
Circus Circus Enterprises
     6.750% due 07/15/03                     4,500                        4,264
Coca-Cola Co.
     6.375% due 08/01/01                       200                          206
     7.875% due 02/01/02                       600                          650
Coltec Industries Rights
     7.500% due 04/15/08                     4,400                        4,186
Columbia HCA Healthcare
     8.020% due 08/05/02                     3,880                        3,921
     8.130% due 08/04/03                     7,000                        7,158
Continental Cablevision
    11.000% due 06/01/07                     4,536                        4,925
CSC Holdings, Inc
     7.625% due 07/15/18                    20,000                       19,463
Cumberland Farms
    10.500% due 10/01/03                     3,000                        2,955
Dayton Hudson Corp.
    10.000% due 12/01/00                     1,000                        1,098

                                                      See accompanying notes  35

Total Return Fund
September 30, 1998 (Unaudited)

                                         Principal
                                            Amount                         Value
                                            (000s)                        (000s)
--------------------------------------------------------------------------------
Delta Air Lines
    10.140% due 08/14/12                 $   1,000                    $   1,331
Disney (Walt) Co.
     6.375% due 03/30/01                       250                          260
     6.750% due 03/30/06                       100                          110
E.I. Du Pont de Nemours
     9.150% due 04/15/00                       100                          106
     6.000% due 12/01/01                       200                          200
Eli Lilly & Co.
     8.125% due 02/07/00                       387                          402
Enron Corp.
     5.849% due 11/18/99(d)                 35,000                       35,036
Federal-Mogul Corp.
     7.880% due 12/31/05                     3,886                        3,878
     7.940% due 12/31/05                     1,139                        1,137
Ford Motor Co.
     9.000% due 09/15/01                       880                          975
     6.625% due 10/01/28                   108,000                      107,460
Fortune Brands
     8.500% due 10/01/03                       500                          578
Fred Meyer, Inc.
     7.150% due 03/01/03                     6,000                        6,002
     7.375% due 03/01/05                    39,325                       41,586
General Motors Acceptance Corp.
     9.625% due 12/01/00                       225                          246
     7.100% due 03/15/06                       250                          275
Gillette Co.
     5.750% due 10/15/05                     1,500                        1,549
Gulf Canada Resources
     9.250% due 01/15/04                     7,250                        7,408
     9.625% due 07/01/05                     2,000                        2,025
H.J. Heinz Co.
     7.500% due 04/26/00                       150                          156
Harris Chemical
    10.250% due 07/15/01                    22,975                       23,521
    10.750% due 10/15/03                    42,420                       44,117
Hollinger International Publishing
     9.250% due 02/01/06                     3,000                        3,098
IBM Corp.
     5.732% due 11/01/99(d)                 35,000                       34,956
     7.250% due 11/01/02                       100                          109
     7.125% due 12/01/96                     2,500                        2,826
Imperial Chemical
     5.750% due 12/05/98(d)                118,000                      118,006
     5.750% due 03/05/99(d)                 98,700                       98,896
INDSPEC Chemical Corp.
     0.000% due 12/01/03(i)                  5,500                        5,693
Ingersoll-Rand Co.
     6.255% due 02/15/01                       295                          303
Intermedia Communications, Inc.
     0.000% due 05/15/06(i)                  2,500                        2,075
ISP Holdings, Inc.
     9.750% due 02/15/02                     4,500                        4,770
     9.000% due 10/15/03                     5,000                        5,213
ITT Corp.
     6.250% due 11/15/00                        70                           69
K-III Communications Co.
     8.500% due 02/01/06                     4,000                        4,060
Kellogg
     5.750% due 02/02/01                    74,850                       76,144
Langdell
     9.978% due 07/30/99(d)                  9,800                        9,751
Lenfest Communications
     8.375% due 11/01/05                     5,000                        5,263
Loyola University of Chicago
     6.030% due 06/15/00(d)                 16,100                       16,489
Mallinckrodt, Inc.
     6.300% due 03/15/11(d)                 10,000                       10,244
Mazda Manufacturing Corp.
    10.500% due 07/01/08(j)                  1,980                        2,648
Mobil Corp.
     8.375% due 02/12/01                        40                           43
Nabisco, Inc.
     6.800% due 09/01/01                     3,000                        3,060
     6.125% due 02/01/33                    15,000                       15,211
New York Times Co.
     7.625% due 03/15/05                     1,000                        1,136
News America Holdings Corp.
     8.625% due 02/01/03                       750                          833
News Corp Limited
     0.000% due 06/15/99(i)                    900                          845
Nike, Inc.
     6.510% due 06/16/00                     1,000                        1,031
Noranda, Inc.
     7.000% due 07/15/05                     1,800                        1,874
Owens Corning
     7.000% due 05/15/00                       200                          205
Pennzoil Co.
     9.625% due 11/15/98                     5,000                        5,193
Pepsico, Inc.
     7.750% due 10/01/98                       800                          800
     7.625% due 11/01/98                     1,500                        1,502
Petroleos Mexicanos
    11.157% due 07/15/05(d)                 16,000                       13,960
Philip Morris Cos., Inc.
     7.375% due 02/15/99                       115                          116
     8.625% due 03/01/99                       200                          203
     6.150% due 03/15/00                    20,000                       20,269
     7.250% due 09/15/01                        70                           74
     7.500% due 01/15/02                        50                           53
     6.800% due 12/01/03                    48,345                       51,321
     7.000% due 07/15/05                     1,125                        1,205
     7.200% due 02/01/07                    32,000                       35,050
Procter & Gamble Co.
     5.250% due 09/15/03                    35,000                       35,610
Racers
     6.156% due 01/11/99(d)                 79,000                       78,951
     7.709% due 04/28/03(d)                 30,000                       25,350
RJR Nabisco
     8.000% due 01/15/00                     6,777                        6,810
     7.625% due 09/01/00                     6,000                        6,246
     8.000% due 07/15/01                    35,630                       36,426
     8.625% due 12/01/02                     4,370                        4,574
     7.625% due 09/15/03                     9,000                        8,938
     8.750% due 04/15/04                    23,800                       24,495
     8.250% due 07/01/04                     2,000                        1,917
     8.750% due 07/15/07                    25,000                       25,476
Rogers Cablesystems, Inc.
    10.000% due 12/01/07                     5,000                        5,525
Rogers Cantel Mobile
     9.375% due 06/01/08                     2,750                        2,805
Saferco
     9.460% due 05/31/99(j)                  1,000                        1,027
     9.630% due 05/31/00(j)                  6,500                        6,983
     9.590% due 05/31/01(j)                  3,000                        3,353
Sara Lee Corp.
     6.300% due 11/07/05                       500                          535
Sears Roebuck & Co.
     7.960% due 02/18/99                       500                          504
     5.820% due 02/22/99                       125                          125
     6.800% due 05/07/01                       500                          517
     6.790% due 05/21/01                       500                          520
     9.400% due 08/02/01(j)                    250                          277
Sears Roebuck Acceptance
     5.856% due 06/27/00(d)                  5,000                        5,006
     7.110% due 06/19/01                     1,000                        1,044
     6.120% due 12/13/01                       260                          267
     6.950% due 05/15/02                       300                          315
     7.140% due 05/02/03                     5,000                        5,348
     6.560% due 11/20/03                     1,178                        1,237
     6.700% due 11/15/06                       500                          530
Shell Oil Co.
     7.250% due 02/15/02                        50                           50
Smithfield Foods
     7.625% due 02/15/08                     2,000                        1,970

36  See accompanying notes

                                         Principal
                                            Amount                        Value
                                            (000s)                       (000s)
--------------------------------------------------------------------------------
Smithkline Beecham
     7.375% due 04/15/05                 $     150                  $       169
Stone Container Corp.
    11.875% due 12/01/98                     4,074                        4,074
SUPERVALU, Inc.
     6.500% due 10/06/00                       140                          145
TCI Communications, Inc.
     7.250% due 06/15/99(d)                  1,100                        1,116
     6.375% due 09/15/99                    39,175                       39,501
     6.090% due 02/02/00(d)                 50,000                       50,051
     5.945% due 09/11/00(d)                 47,000                       46,924
     6.656% due 12/20/00(d)                 10,000                       10,026
     6.375% due 05/01/03                     3,200                        3,343
Telecommunications, Inc.
     7.375% due 02/15/00                    12,000                       12,343
     8.250% due 01/15/03                    43,125                       48,008
Telewest Communications
     9.625% due 10/01/06                     5,000                        5,050
Tenet Healthcare Corp.
     7.625% due 06/01/08                    27,000                       28,013
Time Warner, Inc.
     6.100% due 12/30/01                     1,375                        1,410
     7.975% due 08/15/04                    31,803                       35,654
     8.110% due 08/15/06                    80,929                       93,201
     8.180% due 08/15/07                     2,400                        2,810
     7.250% due 09/01/08                       125                          139
Transamerica Corp.
     6.750% due 11/15/06                       500                          534
Union Pacific Corp.
     5.945% due 05/22/00(d)                 60,000                       59,963
United Airlines
     9.000% due 12/15/03                     1,000                        1,156
USA Waste Services, Inc.
     6.125% due 07/15/01                    22,000                       22,507
USX Corp.
     9.800% due 07/01/01                       300                          334
Wal-Mart Stores, Inc.
     9.100% due 07/15/00                       100                          107
     8.625% due 04/01/01                     1,050                        1,144
Westvaco Corp.
     9.650% due 03/01/02                       150                          172
Williams Co.
     5.909% due 01/30/00(d)                 23,000                       23,051
WMX Technologies
     6.000% due 11/02/98                    19,800                       19,808
     6.700% due 05/01/01                    10,000                       10,323
     7.000% due 10/15/06                       500                          543
World Color Press, Inc.
     9.125% due 03/15/03                     5,000                        5,025
WorldCom, Inc.
     9.375% due 01/15/04                    37,132                       43,462
Xerox Corp.
     7.040% due 04/30/99                       770                          777
     6.500% due 06/29/00                       280                          287
     5.750% due 07/21/00                       500                          508
     7.410% due 05/15/01                     1,000                        1,054
                                                                    ------------
                                                                      1,902,540
                                                                    ============
Utilities 4.1%
AES Corp.
    10.250% due 07/15/06                     4,500                        4,680
Appalachian Power Co.
     6.350% due 03/01/00                       500                          509
AT&T Corp.
     7.125% due 01/15/02                        75                           80
     7.000% due 05/15/05                       200                          220
Baltimore Gas & Electric
     6.125% due 07/01/03                       150                          156
Beaver Valley Funding Corp.
     8.250% due 06/01/03                       825                          859
BellSouth Telecommunications, Inc.
     7.500% due 06/15/33                       185                          206
Bridas Corp.
    10.250% due 12/07/98                       430                          433
California Energy
     9.875% due 06/30/03                    14,000                       15,474
    10.250% due 01/15/04                    39,985                       42,484
     9.500% due 09/15/06                    10,040                       11,144
Calpine Corp.
     9.250% due 02/01/04                     4,150                        4,171
     7.875% due 04/01/08                     2,500                        2,413
Central Maine Power Co.
     6.250% due 11/01/98                     1,000                        1,000
     6.350% due 09/20/99                    30,000                       30,116
Chesapeake & Potomac Telephone
     8.000% due 10/15/29                     1,125                        1,420
Cleveland Electric Illuminating Co.
     8.150% due 11/30/98                     7,500                        7,527
     7.850% due 11/01/99                     6,000                        6,132
     9.500% due 05/15/05                    13,000                       14,365
Cleveland Electric/Toledo Edison
     7.190% due 07/01/00                    20,400                       20,897
CMS Energy
     7.375% due 11/15/00                    57,535                       58,024
     7.000% due 01/15/05                    18,000                       18,130
Coastal Corp.
     8.750% due 05/15/99                     4,300                        4,377
Commonwealth Edison
     6.500% due 04/15/00                     6,185                        6,298
     5.560% due 06/15/02(d)                  1,000                        1,001
     8.000% due 10/15/03                     7,550                        7,654
     8.125% due 01/15/07                    10,000                       10,225
     9.875% due 06/15/20                    11,700                       14,234
Connecticut Light & Power
     7.250% due 07/01/99                     4,485                        4,486
     5.750% due 07/01/00                     2,000                        2,000
     7.750% due 06/01/02                     5,000                        5,248
     8.590% due 06/05/03                    22,000                       23,272
Consolidated Edison
     7.600% due 01/15/00                       100                          103
     5.788% due 12/15/01(d)                 10,000                        9,993
Consolidated Natural Gas Co.
     5.875% due 10/01/98                       500                          500
Detroit Edison Co.
     6.450% due 04/01/99                    10,500                       10,509
Duke Energy Corp.
     8.000% due 11/01/99                        40                           41
     7.000% due 06/01/00                       700                          722
     6.750% due 08/01/25                        25                           25
Eastern Edison Co.
     7.780% due 07/30/02                     9,000                        9,784
El Paso Electric Co.
     7.250% due 02/01/99                    10,956                       11,001
First PV Funding
    10.150% due 01/15/16                     2,773                        2,931
Gulf States Utilities
     7.250% due 03/01/99                     6,200                        6,226
Illinois Power
     6.500% due 09/01/99                    12,050                       12,162
Korea Electric Power
     6.375% due 12/01/03                       170                          121
Long Island Lighting Co.
     7.300% due 07/15/99                    76,085                       77,221
     6.250% due 07/15/01                    13,645                       14,089
     8.900% due 07/15/19                    46,000                       48,804
     9.000% due 11/01/22                    15,000                       17,633
Louisiana Power & Light Co.
     7.740% due 07/01/02                     1,900                        1,940
MCI Communications Corp.
     6.250% due 03/23/99                       600                          602
     6.125% due 04/15/02                     1,250                        1,293
National Power Corp.
     9.625% due 05/15/28                    16,000                       10,272
National Rural Utilities Cooperative
     6.250% due 04/15/03                    50,000                       51,748
New Jersey Bell Telephone
     7.850% due 11/15/29                        70                           88


                                                       See accompanying notes 37

Total Return Fund
September 30, 1998 (Unaudited)
                                         Principal
                                            Amount                        Value
                                            (000s)                       (000s)
--------------------------------------------------------------------------------
New York Telephone Co.
     6.250% due 02/15/04                $      150                  $       158
Niagara Mohawk Power
     7.000% due 10/01/00                    25,000                       25,307
     7.125% due 07/01/01                    27,250                       27,688
     7.250% due 10/01/02                    10,000                       10,199
     7.375% due 07/01/03                    31,000                       32,151
     7.750% due 10/01/08                    25,200                       26,925
North Atlantic Energy
     9.050% due 06/01/02                     4,542                        4,813
Northern Illinois Gas Co.
     6.450% due 08/01/01                     1,450                        1,487
Ohio Edison
     6.875% due 09/15/99                     5,750                        5,813
Pacific Gas & Electric Co.
     7.670% due 12/15/98                       208                          209
     6.750% due 12/01/00                       709                          709
Pacific Northwest Bell
     4.375% due 09/01/02                        50                           49
Pennsylvania Power & Light
     6.000% due 06/01/00                       500                          507
Philadelphia Electric
     7.500% due 01/15/99                     5,000                        5,028
     5.625% due 11/01/01                    17,000                       17,262
Public Service Electric & Gas
     8.750% due 07/01/99                        90                           92
     7.625% due 02/01/00                       150                          154
     6.500% due 06/01/00                       500                          510
     6.125% due 08/01/02                     1,000                        1,040
Queststar Pipeline
     9.375% due 06/01/21                       200                          238
Southwestern Bell Telephone Co.
     6.125% due 03/01/00                        50                           51
Sprint Corp.
     8.125% due 07/15/02                    10,378                       11,509
System Energy Resources
     7.380% due 10/01/00                     5,000                        5,165
     7.710% due 08/01/01                    14,850                       15,708
Tennessee Valley Authority
     0.000% due 04/15/42(i)                    855                          373
Texas Utilities Co.
     6.250% due 01/31/00                     6,000                        6,073
     6.270% due 02/01/00                    11,000                       11,164
     5.958% due 04/24/00(d)                 44,000                       44,024
Texas-New Mexico Power
    10.750% due 09/15/03                     4,950                        5,395
Toledo Edison Co.
     8.180% due 07/30/02                     1,400                        1,519
     8.700% due 09/01/02                    10,000                       10,927
     7.850% due 03/31/03                     7,000                        7,582
     7.875% due 08/01/04                       500                          543
Tuscon Electric Power
     8.500% due 10/01/09                     1,000                        1,032
U.S. West Communications, Inc.
     6.625% due 09/15/05                       300                          322
     6.125% due 11/15/05                       400                          418
United Air Lines
    10.670% due 05/01/04                     2,050                        2,558
Western Massachusetts Electric
     6.875% due 01/01/00                       700                          708
     7.375% due 07/01/01                     7,000                        7,219
Western Resources, Inc.
     6.250% due 08/15/03                     8,500                        8,786
Wilmington Trust Co. - Tucson Electric
    10.732% due 01/01/13(j)                    991                        1,149
WorldCom, Inc.
     6.400% due 08/15/05                     1,000                        1,051
                                                                    ------------
                                                                        910,658
                                                                    ------------
Total Corporate Bonds & Notes                                         8,864,695
(Cost $8,801,014)                                                   ============

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 4.2%
--------------------------------------------------------------------------------

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/08                $    1,155                  $     1,264
Federal Farm Credit Bank
     5.600% due 05/03/99                       500                          502
Federal Home Loan Bank
     5.540% due 07/15/99                       295                          297
     5.010% due 09/21/00                       970                          977
     5.755% due 03/25/03                        50                           52
     6.500% due 11/29/05                       100                          109
Federal Home Loan Mortgage Corp.
     6.565% due 11/04/02                     2,000                        2,003
     6.170% due 12/11/02                     2,000                        2,005
     7.050% due 06/08/05                       200                          208
     6.780% due 12/07/05                       100                          100
     6.600% due 02/02/06                       250                          251
Federal National Mortgage Assn.
     4.875% due 10/15/98                       100                          100
     5.360% due 02/16/01                     1,500                        1,524
     5.780% due 09/17/03                       100                          100
     6.625% due 03/21/06                       200                          221
     7.040% due 03/27/07                     1,000                        1,031
New York City
     6.008% due 08/01/02(d)                 19,813                       19,813
     6.023% due 08/01/02(d)                 15,674                       15,634
Resolution Funding
     0.000% due 01/15/07(i)                    800                          544
Student Loan Marketing Assn.
     4.847% due 02/20/00(d)                134,700                      133,595
     5.684% due 06/30/00(d)                 38,700                       38,720
     5.877% due 01/25/03(d)                 45,333                       45,371
     5.702% due 04/25/04(d)                 25,952                       25,952
     5.617% due 10/25/04(d)                 31,806                       31,710
     5.637% due 10/25/04(d)                 59,434                       59,296
     5.533% due 10/25/05(d)                 13,340                       13,277
     5.727% due 10/25/05(d)                 42,545                       42,349
     5.650% due 04/25/06(d)                131,696                      131,222
     5.760% due 01/25/07(d)                133,128                      133,278
     5.823% due 04/25/07(d)                227,480                      227,424
                                                                    ------------
Total U.S. Government Agencies                                          928,929
(Cost $929,121)                                                     ============

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 8.3%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/02(h)                666,887                      670,013
     3.375% due 01/15/07(h)                    690                          680
     3.625% due 04/15/28(h)                116,205                      115,914
U.S. Treasury Bonds
    11.125% due 08/15/03                       800                        1,033
    11.875% due 11/15/03                    18,000                       24,086
    12.375% due 05/15/04                     1,000                        1,393
    11.625% due 11/15/04                   270,000                      373,360
    12.000% due 08/15/13                     8,845                       13,873
    13.250% due 05/15/14                     5,000                        8,505
    11.750% due 11/15/14                        40                           64
     9.250% due 02/15/16                        75                          111
     8.875% due 02/15/19                    51,000                       74,603
     8.500% due 02/15/20                     7,142                       10,180
     8.125% due 05/15/21                   225,000                      312,117
     8.125% due 08/15/21                     1,890                        2,625
     8.000% due 11/15/21                    75,555                      103,888
     6.750% due 08/15/26                       510                          626
U.S. Treasury Notes
     5.000% due 02/15/99                     2,000                        2,003
     5.875% due 03/31/99                     2,000                        2,013
     6.375% due 07/15/99                       500                          507
     5.625% due 10/31/99                       170                          172
     5.875% due 11/15/99                     2,000                        2,028
     7.875% due 11/15/99                       125                          129
     7.750% due 11/30/99                     2,000                        2,071
     7.750% due 01/31/00                     2,000                        2,083

38 See accompanying notes

                                         Principal
                                            Amount                        Value
                                            (000s)                       (000s)
--------------------------------------------------------------------------------
     5.500% due 04/15/00               $     2,000                  $     2,030
     6.250% due 05/31/00                       245                          252
     6.250% due 08/31/00                       340                          352
     6.125% due 09/30/00                     2,640                        2,728
     5.750% due 10/31/00                     2,000                        2,054
     5.625% due 11/30/00                     4,500                        4,615
     5.250% due 01/31/01                     4,000                        4,078
     5.375% due 02/15/01                     1,295                        1,325
     6.500% due 08/31/01                     1,300                        1,374
     6.375% due 09/30/01                     2,720                        2,870
     6.625% due 03/31/02                     2,000                        2,144
     5.750% due 10/31/02                     1,750                        1,839
     5.750% due 11/30/02                       100                          105
     5.625% due 12/31/02                   105,100                      110,224
     6.500% due 05/15/05                       950                        1,067
     6.500% due 08/15/05                       685                          772
     6.875% due 05/15/06                       815                          942
     6.125% due 08/15/07                       575                          644
U.S. Treasury Strips
     0.000% due 05/15/01                       390                          348
     0.000% due 11/15/08                     1,630                        1,010
     0.000% due 05/15/17                     1,530                          567
     0.000% due 08/15/17                       650                          237
     0.000% due 05/15/18                     1,310                          458
                                                                    ------------
Total U.S. Treasury Obligations                                       1,866,112
(Cost $1,837,645)                                                   ============

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 56.4%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 14.9%
American Southwest Financial
     0.000% due 06/04/13(i)                 64,050                       70,896
    12.250% due 11/01/14                        63                           71
    12.500% due 04/01/15                       559                          622
    12.000% due 05/01/15                     1,031                        1,150
    11.400% due 09/01/15                       773                          808
Bear Stearns
     6.438% due 10/25/23(d)                  6,273                        6,279
    10.000% due 08/25/24                    12,256                       13,167
     7.000% due 03/25/27                     7,000                        7,205
Capstead Mortgage Corp.
     8.750% due 07/25/21                    10,000                       10,049
Centex Acceptance Corp.
    11.000% due 11/01/15                       223                          223
Chase Mortgage Financial Corp.
     8.250% due 10/25/10                     2,032                        2,029
     9.500% due 04/25/24                        26                           26
Citicorp Mortgage Securities, Inc.
     9.500% due 09/25/19                       250                          249
     6.000% due 08/25/21                        52                           51
     7.374% due 10/25/22(d)                 17,147                       17,672
     7.250% due 02/25/27                       227                          229
CMC Securities Corp.
     6.930% due 09/25/23(d)                  9,025                        9,256
     7.753% due 04/25/25(d)                    297                          298
Collateralized Mortgage Obligation Trust
    10.200% due 02/01/16                       535                          571
     8.000% due 01/01/17                       215                          216
     8.000% due 09/20/21                     8,431                        8,742
Collateralized Mortgage Securities Corp.
    11.880% due 04/01/15                     1,527                        1,554
    11.450% due 09/01/15                        46                           47
    11.450% due 11/01/15(d)                    251                          285
     8.750% due 04/20/19                       816                          859
Countrywide
     6.500% due 07/25/13                     5,676                        5,843
     7.933% due 07/25/24(d)                 12,406                       12,584
     6.750% due 11/25/25                    25,567                       25,703
Donaldson, Lufkin & Jenrette
     7.413% due 08/01/21(d)                  6,242                        6,318
     8.006% due 12/25/22(d)                  3,465                        3,595
     8.207% due 03/25/24(d)                  1,032                        1,075
     6.500% due 04/25/24                        10                           10
     7.978% due 05/25/24(d)                    253                          257
Drexel Mortgage Funding
     9.500% due 11/20/17                     1,439                        1,497
     8.600% due 03/01/18                       492                          495
Federal Home Loan Mortgage Corp.
     7.000% due 05/15/99                        44                           44
     6.500% due 03/15/00                     1,003                        1,012
     7.000% due 10/15/03                     5,432                        5,608
     7.500% due 11/01/03                    12,698                       13,027
     5.500% due 11/15/04                     2,188                        2,187
     6.000% due 06/15/05                    13,709                       13,817
     6.500% due 07/25/05                    24,593                       24,627
     6.500% due 07/15/06                     1,075                        1,109
     6.500% due 08/15/06                       710                          732
     6.500% due 05/15/08                     1,000                        1,031
     4.500% due 08/15/08                       456                          454
     6.400% due 10/15/08                       183                           16
     6.000% due 03/15/09                       265                          274
     8.500% due 08/15/13                     2,000                        2,110
     8.500% due 09/15/13                     5,941                        6,268
     7.000% due 04/25/15                       119                          118
    11.000% due 11/30/15                    11,347                       13,389
     6.900% due 03/15/16                       211                          211
     5.400% due 05/25/16                    70,422                       71,193
     7.000% due 06/15/16                       139                          139
     7.000% due 11/15/16                    13,044                       13,214
     6.210% due 08/15/17                       274                          275
     6.350% due 03/25/18                       200                          204
     5.250% due 05/15/18                       847                          846
     6.500% due 12/15/18                     5,610                        5,674
     6.500% due 05/15/19                       615                          627
     5.000% due 08/15/19                       178                          176
     7.000% due 02/15/20                       151                          151
     9.125% due 06/15/20                     1,120                        1,133
     5.250% due 07/15/20                       770                          767
     8.500% due 09/15/20                     1,527                        1,529
     5.500% due 10/15/20                       200                          200
     8.750% due 10/15/20                        60                           60
     9.500% due 11/15/20                     7,714                        8,465
     6.000% due 12/15/20                       345                          348
     8.750% due 12/15/20                     1,265                        1,377
     9.000% due 12/15/20                     5,283                        5,592
     6.500% due 05/15/21                       189                          192
     6.500% due 05/17/21                       120                          119
     8.500% due 06/15/21                    46,339                       48,746
     6.950% due 07/15/21                       700                          723
     8.000% due 07/15/21                    10,036                       10,447
     9.000% due 07/15/21                     3,012                        3,226
     9.500% due 07/15/21                     3,981                        4,123
     6.200% due 08/15/21                     1,500                        1,528
     6.950% due 08/15/21                       185                          196
     7.000% due 08/15/21                       299                          304
     8.000% due 08/15/21                    23,472                       24,275
     6.500% due 09/15/21                     1,966                        1,996
     7.000% due 09/15/21                       251                          258
     8.000% due 09/15/21                        73                           74
     7.000% due 10/15/21                        25                           26
     8.000% due 12/15/21                    15,692                       16,873
     6.850% due 01/15/22                       700                          734
     8.250% due 06/15/22                     5,000                        5,307
     7.000% due 07/15/22                     8,008                        8,320
     7.000% due 07/15/22                       229                          233
     8.500% due 10/15/22                    13,946                       14,610
     6.500% due 07/15/23                       363                          363
     7.000% due 07/15/23                       235                          247
     7.250% due 07/15/23                        25                           25
     7.500% due 01/20/24                       403                          411
     5.000% due 02/15/24                       116                          113
     6.500% due 02/15/24                        32                           32
     7.250% due 08/15/24                       190                          194

                                                       See accompanying notes 39

Total Return Fund
September 30, 1998 (Unaudited)
                                         Principal
                                            Amount                        Value
                                            (000s)                       (000s)
--------------------------------------------------------------------------------
     8.000% due 09/15/24                    16,250                       17,633
     7.000% due 11/17/25                        40                           41
     7.599% due 10/01/26(d)                  4,954                        5,141
     7.500% due 01/15/27                    21,685                       22,964
     7.500% due 03/17/27                    20,000                       21,600
     7.500% due 06/20/27                    16,746                       18,509
     7.500% due 07/15/27                       160                          161
     6.500% due 08/15/27                    10,522                       10,636
     6.500% due 10/15/27                    32,300                       32,848
     6.500% due 01/25/28                     8,691                        9,276
     6.500% due 04/15/28                   154,931                      157,384
     6.500% due 05/15/28                    48,000                       48,598
     6.500% due 06/15/28                    47,542                       48,539
     6.500% due 06/20/28                    20,547                       20,567
     6.500% due 07/15/28                    24,471                       24,793
     6.500% due 08/15/28                   222,614                      225,680
     7.000% due 11/15/28                     9,000                        9,523
     6.337% due 08/15/32(d)                 39,807                       39,958
Federal Housing Administration
     7.430% due 01/01/24                     1,058                        1,098
Federal National Mortgage Assn.
     9.100% due 02/25/02                     4,158                        4,273
     7.500% due 05/25/05                     6,700                        7,036
     7.000% due 11/25/05                         9                            9
     7.500% due 02/25/06                       375                          389
     6.500% due 05/01/06                       347                          353
     6.500% due 07/25/06                        75                           77
     8.000% due 11/25/06                        30                           31
     6.000% due 07/25/07                       300                          308
     7.652% due 08/25/07(d)                    105                          105
     7.000% due 10/25/07                       200                          210
     7.000% due 02/25/08                       469                          468
    10.500% due 08/25/08                     7,146                        8,521
     6.750% due 11/25/10                     1,300                        1,328
     7.000% due 01/25/11                       500                          510
     7.500% due 01/20/12                        38                           38
     7.500% due 02/17/12                        34                           34
     6.400% due 09/25/14                        46                           46
    10.000% due 12/25/14                       377                          379
     9.670% due 01/25/17                       281                          286
     9.200% due 12/25/17                       482                          486
     7.000% due 01/25/18                       145                          145
     9.300% due 05/25/18                     1,384                        1,474
     6.238% due 06/25/18(d)                      6                            6
     6.500% due 06/25/18                     8,775                        8,790
     9.500% due 06/25/18                       713                          763
     5.500% due 07/25/18                       178                          178
     7.750% due 10/25/18                        20                           20
     9.500% due 11/25/18                    14,680                       15,744
     6.000% due 12/25/18                        75                           76
     6.500% due 03/25/19                       885                          904
     6.250% due 04/18/19                    18,764                       18,819
     9.500% due 06/25/19                     2,803                        3,043
     5.650% due 07/25/19                     4,659                        4,671
     6.350% due 08/25/19                       435                          438
     8.000% due 10/25/19                    12,929                       13,190
     7.500% due 12/25/19                       147                          156
     9.000% due 12/25/19                    12,076                       13,004
     7.500% due 05/25/20                     6,519                        6,731
     6.000% due 06/25/20                     9,593                        9,617
     8.000% due 07/25/20                        36                           36
     7.000% due 09/25/20                    25,000                       25,566
     9.000% due 09/25/20                     7,343                        7,876
     8.000% due 12/25/20                    22,579                       24,230
     8.750% due 01/25/21                     6,200                        6,687
     7.500% due 02/17/21                       210                          212
     7.500% due 02/25/21                     3,268                        3,267
     7.500% due 03/25/21                    20,919                       21,297
     9.000% due 03/25/21                       983                        1,068
     7.000% due 05/25/21                       300                          312
     6.500% due 06/25/21                     5,184                        5,342
     7.500% due 06/25/21                       320                          323
     8.000% due 07/25/21                    21,183                       22,341
     8.500% due 09/25/21                    11,029                       11,715
     7.000% due 10/25/21                     8,056                        8,412
     8.000% due 10/25/21                    22,430                       23,593
     6.500% due 11/25/21                        31                           31
     6.000% due 12/25/21                       129                          130
     8.000% due 01/25/22                    21,700                       22,577
     8.000% due 03/25/22                       292                          300
     7.000% due 04/25/22                    17,091                       17,823
    10.000% due 05/01/22                       272                          297
     7.000% due 06/25/22                     2,307                        2,364
     8.000% due 06/25/22                     3,292                        3,677
     7.000% due 07/25/22                    10,175                       10,475
     8.000% due 07/25/22                    51,814                       56,696
     6.500% due 10/25/22                       313                           32
     6.500% due 10/25/22                     3,556                        3,631
     7.800% due 10/25/22                     5,882                        6,173
     6.500% due 12/25/22                       747                          747
     7.000% due 03/25/23                    25,273                       25,617
     6.900% due 05/25/23                       138                          145
     7.000% due 06/25/23                     4,303                        4,272
     6.000% due 08/25/23                     4,003                        4,049
     6.500% due 08/25/23                        81                           82
     1.000% due 09/25/23                       350                          317
     6.750% due 10/25/23                       519                          566
     7.500% due 10/25/23                       132                          134
     6.500% due 11/25/23                       170                          168
     7.250% due 02/25/24                        50                           51
     7.500% due 06/20/24                       120                          124
     7.000% due 02/18/25                       140                          142
     7.000% due 05/25/25                       520                          522
     7.500% due 12/25/25                       120                          123
     7.000% due 02/15/26                       180                          183
     7.000% due 07/18/26                       210                          212
     7.000% due 12/18/26                    14,066                       14,604
     6.000% due 05/17/27                     5,470                        5,295
     7.500% due 08/18/27                     2,619                        2,626
     6.500% due 03/01/28                       674                          685
     6.500% due 07/18/28                    67,412                       69,287
First Commonwealth Savings & Loan
    10.375% due 04/01/05                        20                           21
First Union Residential Securitization, Inc.
     6.750% due 08/25/28                     9,048                        9,204
General Electric Capital Mortgage
     6.750% due 12/25/12                     6,256                        6,353
     6.500% due 09/25/23                     1,175                        1,170
     6.500% due 02/25/24                        13                           13
     6.500% due 03/25/24                    13,262                       13,417
     6.500% due 04/25/24                    58,591                       60,145
     7.500% due 04/25/27                       213                          214
     7.000% due 11/25/27                    15,000                       15,492
     6.550% due 06/25/28                    23,450                       23,858
     6.500% due 10/25/28                    19,500                       19,680
General Motors Acceptance Corp.
     6.700% due 03/15/08                     1,000                        1,062
Government National Mortgage Assn.
     7.500% due 07/20/20                       356                          359
     7.000% due 01/15/24                       554                          574
     8.000% due 05/16/24                       120                          123
     7.000% due 08/20/26                       161                          164
     7.500% due 02/16/27                       131                          134
     7.500% due 07/16/27                    25,603                       26,685
     6.500% due 06/20/28                    10,000                       10,050
     6.500% due 07/20/28                    34,369                       35,517
     6.500% due 09/20/28                    25,000                       24,563
Greenwich
     7.176% due 04/25/22(d)                  1,497                        1,516
     7.079% due 07/25/22(d)                  7,607                        7,692
     7.127% due 10/25/22(d)                    195                          198
     7.259% due 04/25/23(d)                  2,561                        2,595
     7.846% due 04/25/24(d)                  3,351                        3,413
     8.147% due 06/25/24(d)                  3,740                        3,834
     8.861% due 08/25/24(d)                  5,526                        5,821
     8.719% due 11/25/24(d)                  1,636                        1,720

40 See accompanying notes

                                         Principal
                                            Amount                        Value
                                            (000s)                       (000s)
--------------------------------------------------------------------------------
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/12                 $   5,442                  $     5,509
     6.750% due 03/25/28                    57,000                       58,425
Imperial CMB Trust
     5.992% due 09/25/26(d)                 15,997                       16,127
Independent National Mortgage Corp.
     6.650% due 10/25/24                     2,723                        2,770
     7.800% due 11/25/24(d)                  6,505                        6,671
     7.319% due 07/25/25(d)                 19,853                       20,364
     7.918% due 07/25/25(d)                 17,994                       18,365
International Mortgage Acceptance Corp.
    12.250% due 03/01/14                       540                          613
J.P. Morgan & Co.
     9.000% due 10/20/20                    14,735                       15,224
Kidder Peabody Acceptance Corp.
     8.390% due 05/20/18                       375                          379
     8.193% due 03/25/24(d)                  4,962                        4,955
     8.145% due 09/25/24(d)                 20,000                       20,156
Marine Midland
     8.000% due 10/25/23                       350                          352
Mellon Residential Funding Corp.
     6.350% due 06/25/28                    22,000                       22,223
Merrill Lynch Mortgage
     7.307% due 06/15/21(d)                  7,804                        8,170
     7.794% due 06/15/21(d)                  7,325                        7,636
     8.161% due 06/25/22(d)                  5,322                        5,345
Morgan Stanley Mortgage Trust
     8.250% due 07/01/18                     7,841                        8,051
Mortgage Capital Trust
     8.875% due 04/01/18                       131                          134
NationsBank Corp.
     6.125% due 10/20/13                    18,000                       18,017
Nomura Asset Securities Corp.
     8.001% due 05/25/24(d)                  9,505                        9,779
Norwest Mortgage
    12.500% due 02/01/14                     1,104                        1,179
    12.250% due 04/01/14                        78                           80
PaineWebber Mortgage
     6.000% due 04/25/09                    11,951                       12,023
PNC Mortgage Securities Corp.
     7.000% due 05/25/28                    13,078                       13,416
     6.750% due 09/25/28                     4,000                        4,103
Prudential Bache
     6.153% due 09/01/18(d)                    418                          412
     8.400% due 03/20/21                     3,756                        3,957
Prudential Home
     8.000% due 06/25/22                    20,791                       21,070
     6.950% due 11/25/22                       222                          227
     6.750% due 10/25/23                     8,353                        8,627
     7.970% due 11/25/23(d)                    165                          167
     8.150% due 11/25/23(d)                  6,144                        6,340
     5.900% due 12/25/23                    18,403                       18,422
     6.050% due 04/25/24                     6,668                        6,678
     6.000% due 05/25/24                        18                           18
PSB Financial Corp.
    11.050% due 12/01/15                       883                          960
Residential Asset Securities Corp.
     7.000% due 03/25/27(d)                    150                          151
     7.250% due 05/25/27(d)                    345                          348
Residential Funding
     7.000% due 08/25/08                    15,939                       16,191
     6.500% due 09/25/08                     7,000                        7,169
     6.250% due 10/25/08                     4,419                        4,433
     6.450% due 10/25/12                     8,000                        8,053
     6.500% due 01/25/13                   195,330                      198,698
     8.500% due 05/25/17                        89                           93
     8.000% due 01/25/23                     8,677                        8,913
     7.750% due 07/25/24                         2                            2
     8.000% due 10/25/24(d)                 10,662                       11,138
     7.400% due 09/25/25                        85                           86
     7.500% due 09/25/25                    18,183                       18,766
     5.948% due 10/25/27(d)                  8,188                        8,227
     7.250% due 10/25/27                    24,000                       24,142
     6.750% due 05/25/28                    60,741                       61,809
     6.750% due 09/25/28                    61,993                       61,916
     6.500% due 10/25/28                    52,100                       52,426
Resolution Trust Corp.
     7.647% due 02/25/20(d)                    157                          158
     7.063% due 09/25/20(d)                 12,418                        1,863
     6.073% due 01/25/21(d)                    934                          931
     8.229% due 06/25/21(d)                  1,832                        1,848
     8.701% due 08/25/21(d)                     38                           38
     8.704% due 08/25/21                     8,000                        8,205
     8.704% due 08/25/21(d)                 13,329                       13,524
     7.250% due 09/25/21(d)                  2,784                        2,787
     5.686% due 10/25/21(d)                    186                          186
     6.688% due 10/25/21(d)                    588                          591
     8.139% due 10/25/21(d)                    242                          243
     8.625% due 10/25/21                       267                          267
     7.371% due 01/25/22(d)                  2,463                        2,457
     7.736% due 03/25/22(d)                  6,691                        6,752
     8.551% due 05/25/22(d)                  2,429                        2,528
     7.437% due 08/25/23(d)                  2,001                        2,005
     9.450% due 05/25/24                    19,693                       19,660
    10.561% due 05/25/24(d)                    594                          593
     7.100% due 12/25/24                     1,500                        1,595
     7.750% due 03/25/25                     1,285                        1,310
     7.302% due 07/25/28(d)                 14,001                       14,128
     7.198% due 10/25/28(d)                 23,712                       24,251
     7.412% due 10/25/28(d)                 11,178                       11,541
     7.179% due 05/25/29(d)                  4,551                        4,630
     7.544% due 05/25/29(d)                  5,676                        5,838
Rural Housing Trust
     3.330% due 10/01/28                       259                          243
Ryan Mortgage Acceptance Corp.
     9.450% due 10/01/16                       149                          159
Ryland Acceptance Corp.
     9.000% due 12/01/16                       701                          724
    11.500% due 12/25/16                       159                          159
     8.200% due 09/25/22                        97                           98
    14.000% due 11/25/31                     1,495                        1,664
Ryland Mortgage Securities Corp.
     7.805% due 08/25/22(d)                  3,012                        3,054
     7.500% due 08/25/24                        38                           38
     7.221% due 08/25/29(d)                  6,184                        6,358
     6.926% due 10/25/31(d)                 11,610                       11,701
Salomon Brothers Mortgage Securities
     7.605% due 11/25/22(d)                  1,219                        1,244
     8.068% due 07/01/24(d)                 11,024                       11,420
     5.928% due 06/25/27(d)                  3,749                        3,746
Santa Barbara Savings
     9.500% due 11/20/18                     3,773                        3,785
Saxon Mortgage
     7.910% due 08/25/23(d)                 29,961                       30,756
     8.312% due 09/25/24(d)                 11,470                       11,879
Sears Mortgage
     6.712% due 09/25/22(d)                  2,297                        2,355
Securitized Asset Sales, Inc.
     7.697% due 10/25/23(d)                  3,989                        4,100
     7.652% due 12/26/23(d)                  4,108                        4,244
     5.944% due 02/25/28                     9,608                        9,629
Security Pacific National Bank
     6.279% due 03/01/18(d)                    126                          126
Southern Pacific Secured Assets Corp.
     5.818% due 06/25/28(d)                 94,856                       94,407
Structured Asset Mortgage Investments, Inc.
     6.921% due 06/25/28(d)                 49,976                       51,210
     6.250% due 08/25/28(d)                 10,695                       10,700
Union Planters Mortgage Finance Corp.
     6.750% due 01/25/28                     4,000                        4,306
     6.800% due 01/25/28                    15,000                       15,736
Vendee Mortgage
     7.000% due 02/15/00                     3,789                        3,830
     7.750% due 03/15/16                       600                          616
     7.750% due 05/15/18                       550                          574
Western Federal Savings & Loan
     6.985% due 06/25/21(d)                  7,978                        8,137
                                                                    ------------
                                                                      3,335,688
                                                                    ============

                                                       See accompanying notes 41

Total Return Fund
September 30, 1998 (Unaudited)

                                                       Principal
                                                          Amount                        Value
                                                          (000s)                       (000s)
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation 14.7%
     5.250% due 12/01/98-04/15/16(g)                   $   3,001               $       2,998
     5.500% due 04/01/01-03/01/10(g)                         395                         394
     5.750% due 08/15/20                                     300                         303
     6.000% due 12/01/98-10/14/28(g)                   1,635,865                   1,641,558
     6.145% due 12/01/26(d)                                9,262                       9,376
     6.250% due 03/15/28                                  38,700                      39,104
     6.500% due 06/01/03-10/14/28(g)                   1,288,633                   1,312,645
     6.750% due 04/01/17-01/17/25(g)                      25,008                      25,201
     6.775% due 11/01/03                                      70                          70
     7.000% due 01/01/00-03/01/26(g)                      21,632                      22,078
     7.210% due 10/25/23(d)                               24,562                      25,485
     7.327% due 05/01/27(d)                                2,810                       2,918
     7.428% due 07/01/22(d)                                1,604                       1,672
     7.479% due 09/01/23(d)                                3,277                       3,352
     7.500% due 05/01/99-10/14/28(g)                      17,133                      17,672
     7.510% due 07/01/23(d)                                1,002                       1,025
     7.520% due 07/01/23(d)                                3,129                       3,203
     7.557% due 08/01/23(d)                                1,967                       2,008
     7.568% due 09/01/23(d)                               19,718                      20,072
     7.569% due 08/01/23(d)                               10,890                      11,108
     7.589% due 05/01/23(d)                                6,119                       6,335
     7.609% due 04/01/23-08/01/24(d)(g)                    1,330                       1,380
     7.625% due 01/01/19(d)                                   18                          18
     7.635% due 09/01/23(d)                                4,860                       5,028
     7.642% due 08/01/23(d)                                   18                          19
     7.666% due 08/01/23-07/01/24(d)(g)                    4,375                       4,531
     7.687% due 09/01/23(d)                                3,854                       3,990
     7.705% due 06/01/24(d)                                2,066                       2,109
     7.734% due 10/01/23(d)                                3,132                       3,262
     7.737% due 10/01/23(d)                                3,797                       3,925
     7.738% due 10/01/23(d)                                2,265                       2,340
     7.750% due 04/01/07                                      46                          46
     7.756% due 04/01/24(d)                               13,405                      13,924
     7.766% due 11/01/23(d)                                1,328                       1,345
     7.820% due 04/01/29(d)                                2,933                       3,056
     7.822% due 11/01/23(d)                                  797                         816
     7.825% due 10/01/23(d)                                1,206                       1,245
     7.840% due 01/01/24(d)                                  813                         841
     7.857% due 10/01/23(d)                                1,591                       1,621
     7.974% due 11/01/23(d)                                  851                         876
     7.982% due 01/01/24(d)                                  843                         859
     8.000% due 10/01/07-06/01/26(g)                       5,742                       5,959
     8.250% due 08/01/07-12/01/09(g)                         177                         182
     8.500% due 09/01/01-01/01/28(g)                      48,524                      50,558
     8.750% due 02/01/01-12/10/10(g)                         289                         298
     8.900% due 11/15/20                                  24,735                      26,341
     9.000% due 01/01/02-09/15/20(g)                       1,079                       1,129
     9.250% due 06/01/09-08/01/09(g)                          80                          85
     9.500% due 08/01/01-06/01/21(g)                       2,554                       2,714
     9.750% due 11/01/04-05/01/09(g)                          74                          77
    10.000% due 06/01/04-11/15/19(g)                       1,354                       1,440
    10.250% due 03/15/09-05/01/09(g)                       1,875                       2,033
    11.000% due 12/01/99-07/01/19(g)                         983                       1,078
    11.250% due 10/01/09-09/01/15(g)                         189                         210
    11.500% due 03/01/00-05/01/00(g)                          16                          17
    12.500% due 07/01/99                                       1                           1
    13.250% due 10/01/13                                      83                          95
    14.000% due 04/01/16                                      29                          33
    15.500% due 08/01/11-11/01/11(g)                          18                          20
    16.250% due 05/01/11                                       6                           7
                                                                               --------------
                                                                                   3,292,085
                                                                               ==============
Federal Housing Administration 0.8%
     6.155% due 12/01/21                                  12,056                      12,617
     7.125% due 03/01/34                                   4,475                       4,862
     7.211% due 12/01/21                                   2,852                       2,925
     7.316% due 05/01/19                                   5,049                       5,408
     7.375% due 03/01/19-01/01/24(g)                      17,429                      18,775
     7.400% due 02/01/21                                   2,607                       2,711
     7.430% due 12/01/16-05/01/25(g)                      90,557                      95,721
     7.465% due 11/01/19                                  45,345                      47,357
     7.650% due 11/01/18                                     166                         175
                                                                               --------------
                                                                                     190,551
                                                                               ==============
Federal National Mortgage Association 7.8%
     5.500% due 11/12/28                                   2,000                       1,940
     5.650% due 04/25/05                                     200                         200
     6.000% due 12/01/00-12/10/28(g)                     493,426                     493,337
     6.125% due 04/01/19(d)                                  999                       1,010
     6.130% due 07/01/17(d)                                  105                         106
     6.131% due 02/01/18-05/01/36(d)(g)                   93,809                      94,913
     6.132% due 08/01/29-05/01/36(d)(g)                   69,261                      70,095
     6.136% due 05/01/29(d)                                1,504                       1,521
     6.138% due 05/01/36(d)                               72,224                      73,245
     6.142% due 08/01/29(d)                                9,197                       9,304
     6.143% due 05/01/36(d)                               71,840                      72,858
     6.148% due 04/01/19(d)                                  161                         163
     6.153% due 03/01/33(d)                               51,651                      52,262
     6.156% due 11/01/28(d)                                2,359                       2,386
     6.167% due 09/01/24-10/26/28(d)(g)                  122,367                     123,780
     6.175% due 07/01/24(d)                                  804                         813
     6.231% due 04/01/27(d)                                  239                         243
     6.250% due 07/25/07                                     100                         102
     6.390% due 05/25/36                                   5,027                       4,926
     6.500% due 11/01/03-10/14/28(g)                     452,742                     460,462
     6.600% due 09/25/18                                   6,500                       6,595
     6.750% due 08/01/03-09/25/22(g)                         746                         755
     6.834% due 07/01/03                                      68                          72
     6.900% due 07/25/99                                   1,272                       1,279
     6.950% due 03/25/26                                     300                         305
     7.000% due 05/25/99-12/20/27(g)                      71,702                      73,904
     7.062% due 09/01/22(d)                                2,332                       2,390
     7.132% due 09/01/22(d)                                2,293                       2,356
     7.223% due 11/01/25(d)                                9,062                       9,273
     7.250% due 05/01/02-01/01/23(g)                      11,391                      11,672
     7.266% due 09/01/25(d)                                4,030                       4,133
     7.373% due 09/01/24(d)                                2,601                       2,707
     7.455% due 07/01/24(d)                               12,928                      13,187
     7.500% due 08/01/03-07/01/28(g)                      83,837                      86,614
     7.502% due 11/01/25(d)                                2,690                       2,799
     7.585% due 03/01/25(d)                                6,018                       6,212
     7.595% due 11/01/25(d)                                4,135                       4,270
     7.673% due 05/01/26(d)                                1,544                       1,613
     7.690% due 01/01/24(d)                                1,491                       1,551
     7.691% due 01/01/26(d)                                2,365                       2,460
     7.724% due 01/01/24(d)                                  735                         762
     7.727% due 12/01/23(d)                                1,372                       1,388
     7.735% due 11/01/23-05/01/24(d)(g)                    5,411                       5,569
     7.736% due 09/01/23(d)                                5,249                       5,416
     7.750% due 06/01/09                                     215                         225
     7.756% due 02/01/26(d)                                1,049                       1,091
     7.775% due 01/01/24(d)                                4,205                       4,362
     7.813% due 10/01/23(d)                                  612                         637
     7.825% due 11/01/23(d)                                  280                         290
     7.860% due 12/01/23(d)                                1,969                       2,048
     7.897% due 03/01/26(d)                                7,482                       7,820
     7.914% due 01/01/24(d)                                  286                         299
     8.000% due 09/01/01-12/01/26(g)                       8,787                       9,129
     8.250% due 10/01/08-02/01/17(g)                         768                         800
     8.500% due 07/01/99-05/01/27(g)                       4,587                       4,771
     9.000% due 01/01/99-04/01/17(g)                       1,659                       1,756
     9.500% due 12/01/06-07/01/22(g)                         133                         143
     9.750% due 11/01/08                                      86                          93
    10.000% due 09/01/03-05/01/22(g)                         906                         988
    10.500% due 12/01/16-04/01/22(g)                         843                         949
    12.000% due 05/01/16                                      17                          20
    13.000% due 09/01/13                                      48                          57
    13.250% due 09/01/11                                      19                          21
    14.500% due 11/01/11-01/01/13(g)                          71                          87
    14.750% due 08/01/12-11/01/12(g)                         244                         277
    15.500% due 10/01/12-12/01/12(g)                          31                          39
    15.750% due 12/01/11-08/01/12(g)                         158                         187
    16.000% due 09/01/12                                     171                         214
                                                                               --------------
                                                                                   1,747,251
                                                                               ==============

42 See accompanying notes

                                                       Principal
                                                          Amount                        Value
                                                          (000s)                       (000s)
--------------------------------------------------------------------------------------------------
Government National Mortgage Association 17.4%
     4.500% due 01/20/24-05/20/28(d)(g)                $   52,646               $      53,586
     5.000% due 04/20/28-08/20/28(d)(g)                    66,673                      66,981
     5.650% due 10/15/12                                       13                          13
     6.000% due 10/15/08-08/20/27(d)(g)                   439,045                     444,106
     6.500% due 10/15/08-10/21/28(d)(g)                 1,495,067                   1,527,567
     6.750% due 06/20/28                                   19,322                      20,629
     6.875% due 06/20/21-06/20/27(d)(g)                   739,649                     755,700
     7.000% due 07/15/08-03/15/28(d)(g)                   915,392                     933,130
     7.375% due 04/20/23(d)                                   533                         548
     7.500% due 08/15/05-02/15/28(g)                       40,830                      42,415
     8.000% due 05/15/01-10/15/25(g)                        2,990                       3,135
     8.250% due 08/15/04-05/15/22(g)                          701                         742
     8.500% due 06/15/01-01/20/27(g)                       15,694                      16,478
     8.750% due 01/15/99-07/15/07(g)                          140                         147
     9.000% due 06/15/01-07/20/22(g)                        7,181                       7,704
     9.250% due 10/15/01-05/20/21(g)                          406                         429
     9.500% due 04/15/01-08/15/23(g)                        6,485                       7,034
     9.750% due 09/15/02-01/15/21(g)                          224                         238
    10.000% due 04/15/01-02/15/25(g)                        5,551                       6,116
    10.250% due 10/15/98-02/20/19(g)                           47                          51
    10.500% due 06/15/04                                      125                         135
    11.000% due 05/15/04-03/15/19(g)                          142                         157
    11.250% due 03/15/01-12/20/15(g)                           60                          66
    11.500% due 04/15/13-05/15/13(g)                            8                           9
    12.000% due 03/20/99-03/15/15(g)                           85                          95
    12.500% due 01/15/11                                        1                           2
    13.000% due 12/15/12-10/15/14(g)                           40                          46
    13.250% due 10/20/14                                       20                          23
    13.500% due 11/15/12-12/15/12(g)                            7                           8
    15.000% due 09/15/12-10/15/12(g)                           18                          21
    16.000% due 01/15/12-04/15/12(g)                            9                          11
    17.000% due 11/15/11-12/15/11(g)                          102                         122
                                                                                --------------
                                                                                    3,887,444
                                                                                ==============
Other Mortgage-Backed Securities 0.7%
Aames Mortgage Trust
     7.275% due 05/15/20                                      270                         274
Bank of America
     9.000% due 03/01/08                                       74                          73
Citibank, N.A
     8.000% due 07/25/18                                       82                          84
DBL Mortgage Funding
     9.500% due 08/01/19                                       23                          24
First Interstate Bancorp
     9.125% due 01/01/09                                       12                          12
General Electric Capital Mortgage
     7.250% due 07/25/11                                   13,000                      13,144
General Electric Credit Corp.
     8.000% due 03/01/02(j)                                    78                          80
German American Capital Corp.
     8.360% due 09/30/02                                    3,364                       3,552
     6.581% due 07/01/18(d)                                 9,330                       9,295
Great Western Savings & Loan
     5.980% due 08/01/17(d)                                   179                         176
Guardian
     6.976% due 12/25/18(d)                                   285                         249
Home Savings of America
     8.464% due 08/01/06                                       90                          93
     5.838% due 05/25/27(d)                                 3,383                       3,325
     6.438% due 08/20/29(d)                                13,187                      13,256
Imperial Savings & Loan
    10.000% due 09/01/16(j)                                   195                         205
     8.238% due 01/25/17(d)                                    99                          99
     8.844% due 07/25/17(d)                                   353                         352
LTC Commercial Corp.
     8.059% due 11/28/12                                    3,883                       4,021
MDC Mortgage Funding
     8.696% due 01/25/25(d)                                   659                         683
Merrill Lynch Mortgage
     9.250% due 12/15/09                                       15                          15
     8.153% due 06/15/21(d)                                 1,635                       1,704
Mid-State Trust
     8.330% due 04/01/30                                   74,786                      84,371
Morgan Stanley Mortgage
     8.150% due 07/20/21                                       11                          11
Resolution Trust Corp.
     7.107% due 05/25/29(d)                                 5,459                       5,545
Salomon Brothers Mortgage Securities
    11.500% due 09/01/15                                    1,435                       1,561
Sears Mortgage
    12.000% due 02/25/14                                    1,030                       1,036
     6.738% due 06/25/22(d)                                   667                         675
     7.416% due 10/25/22(d)                                 4,138                       4,184
Structured Asset Securities Corp.
     5.794% due 01/25/00(d)                                 2,605                       2,607
Western Federal Savings & Loan
     6.631% due 11/25/18(d)                                   184                         185
     6.682% due 03/25/19(d)                                 1,468                       1,472
                                                                                --------------
                                                                                      152,363
                                                                                ==============
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
    10.038% due 09/15/05                                       15                           1
     6.500% due 11/15/06                                    1,964                         112
     6.500% due 03/15/07                                    2,737                         167
     5.750% due 09/15/07(d)                                10,107                         610
     5.428% due 02/15/08(d)                                   855                          52
    11.651% due 01/15/16                                       22                           1
     6.500% due 08/15/16                                    2,756                         128
     7.000% due 04/15/18                                    2,714                         112
     9.993% due 11/15/18(d)                                   100                           5
     8.845% due 01/15/21                                      385                          66
     9.000% due 05/15/22                                      192                          21
Federal Home Loan Mortgage Corp. (PO)
     0.000% due 06/15/21                                    1,476                       1,455
Federal National Mortgage Assn. (IO)
     6.750% due 09/25/04                                       55                           2
     7.000% due 06/25/05                                       15                           1
    10.458% due 07/25/05(d)                                   514                          22
     6.500% due 07/25/06                                    4,507                         197
     7.272% due 09/25/06                                        4                          57
     6.500% due 02/25/07                                    3,513                         306
     6.500% due 07/25/07                                    1,622                          99
     6.500% due 09/25/07                                    4,474                         365
     6.500% due 10/25/07                                    1,797                         128
     0.950% due 03/25/09(d)                                44,031                         713
     7.000% due 08/25/15                                    2,613                          85
     7.000% due 08/25/16                                      709                          28
     6.500% due 08/25/20                                    2,666                         373
    10.070% due 01/25/21                                      108                          13
     9.032% due 08/25/21                                    1,439                         233
     0.950% due 11/25/21(d)                                43,780                         742
     6.500% due 01/25/23                                    4,042                         562
Federal National Mortgage Assn. (PO)
     0.000% due 09/01/07                                    1,107                         992
     0.000% due 02/25/21                                    3,700                       3,685
     0.000% due 06/25/22                                    2,277                       2,153
     0.000% due 08/25/23                                      407                         349
PaineWebber (IO)
    13.595% due 08/01/19                                      239                          75
Vendee Mortgage (IO)
     0.542% due 06/15/23(d)                               202,805                       3,987
                                                                                       17,897
                                                                                --------------
Total Mortgage-Backed Securities                                                   12,623,279
(Cost $12,375,186)                                                              ==============

                                                      See accompanying notes 43

Total Return Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount                      Value
                                                            (000s)                     (000s)
----------------------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 7.7%
----------------------------------------------------------------------------------------------
AFC Home Equity Loan Trust
     7.294% due 10/25/26(d)                              $   6,974                 $     7,105
Americredit Automobile Receivable Trust
     6.540% due 05/12/01                                       500                         509
Arcadia Automobile Receivables Trust
     6.300% due 07/16/01                                     9,000                       9,061
Aspetuck Trust
     5.781% due 02/01/99(d)                                 80,000                      79,400
     5.816% due 09/01/99(d)                                100,000                     100,000
Asset-Backed Securities Investment Trust
     6.790% due 08/17/03                                    26,606                      26,722
Associates Manufactured Housing
     7.000% due 03/15/27                                       900                         929
Auto Receivables Trust
     6.500% due 04/16/03                                    23,021                      23,021
California Infrastructure
     5.940% due 09/25/00                                     3,676                       3,680
     5.970% due 12/26/00                                     4,340                       4,370
     5.980% due 12/26/00                                    20,584                      20,681
     6.010% due 06/25/01                                    73,864                      74,234
     6.150% due 06/25/02                                    19,500                      19,827
Capital Equipment Receivables Trust
     6.030% due 02/15/00                                     5,000                       5,035
Case Equipment Loan Trust
     6.150% due 09/15/02                                     1,515                       1,520
Chase Manhattan Auto Owner Trust
     5.750% due 10/15/01                                       500                         505
Chase Manhattan Grantor Trust
     6.000% due 09/17/01                                     2,133                       2,144
     5.900% due 11/15/01                                     6,142                       6,167
     6.610% due 09/15/02                                     3,948                       4,003
Chase Mortgage Financial Corp.
     6.750% due 10/25/28                                    30,000                      29,850
Citicorp Mortgage Securities, Inc.
     6.750% due 04/25/28                                    16,297                      16,750
Community Program Loan Trust
     4.500% due 10/01/18                                    26,867                      26,136
     4.500% due 04/01/29                                    26,000                      23,122
Conti Mortgage Home Equity Loan Trust
     5.811% due 10/15/12(d)                                 31,024                      31,167
     6.990% due 03/15/21                                       350                         368
     5.730% due 06/15/28(d)                                  7,427                       7,427
Copelco Capital Funding Corp.
     6.340% due 07/20/04                                        49                          50
CS First Boston Mortgage Securities Corp.
     6.750% due 09/25/28                                     6,960                       7,369
CSXT Trade Receivables
     5.050% due 09/25/99                                       500                         500
Daimler-Benz Vehicle Trust
     5.850% due 07/20/03                                    15,298                      15,317
     6.050% due 03/20/05                                     9,313                       9,407
Delta Air Lines Equipment Trust
     9.230% due 07/02/02(j)                                 10,099                      10,930
    10.500% due 01/02/07(j)                                  7,412                       8,988
    10.570% due 01/02/07(j)                                 15,881                      20,186
     9.550% due 01/02/08(j)                                  7,773                       9,104
    10.000% due 06/05/13                                    10,828                      14,362
Discover Card Trust
     5.800% due 09/16/03                                       500                         509
     6.031% due 10/16/13(d)                                    400                         405
EQCC Home Equity Loan Trust
     6.710% due 07/15/11                                       330                         339
Equivantage Home Equity Loan Trust
     6.550% due 04/01/27                                       158                         163
Federal-Mogul Corp.
     7.880% due 12/31/05(d)                                 23,636                      23,591
     7.940% due 12/31/05                                     1,340                       1,337
First Omni Bank
     6.650% due 09/15/03(d)                                  1,500                       1,558
First Security Auto Grantor Trust
     6.100% due 04/15/03                                     2,744                       2,772
First Union Master Credit Card Trust
     5.760% due 09/15/03                                    88,750                      88,949
Flag Limited
     7.588% due 12/15/04                                        94                          94
     7.650% due 12/15/04(d)                                 13,073                      12,778
     7.588% due 01/30/05                                     3,778                       3,693
Ford Credit Grantor Trust
     6.750% due 09/15/00                                     1,250                       1,266
     5.900% due 10/15/00                                     7,350                       7,383
Ford Motor Credit Corp.
     5.500% due 02/15/03                                     5,300                       5,357
Fred Meyer, Inc.
     6.688% due 03/19/03(d)                                 84,519                      83,781
     6.750% due 03/19/03                                    30,481                      30,214
General Motors Acceptance Corp.
     6.500% due 04/15/02                                    30,194                      30,430
Green Tree Financial Group
     7.150% due 07/15/27                                     1,025                       1,054
IMC Home Equity Loan Trust
     5.796% due 05/21/12(d)                                 29,401                      29,429
     7.482% due 07/25/26(d)                                  1,143                       1,163
Independent National Mortgage Corp.
     8.750% due 12/25/24                                        30                          32
     8.000% due 06/25/25                                       100                         101
Integrated Health Services
     7.687% due 09/16/04(d)                                 15,000                      15,260
Korea National Housing
     9.062% due 05/23/01                                    60,000                      49,200
Lyondell Petroleum
     7.687% due 06/17/99(d)                                 20,000                      19,900
     7.687% due 06/17/00(d)                                 27,000                      26,865
     7.687% due 06/17/03(d)                                 20,000                      19,900
MBNA Master Credit Card Trust
     5.572% due 01/15/02                                    73,635                      73,814
     6.050% due 11/15/02                                       245                         250
Metlife Capital Equipment Loan Trust
     6.850% due 05/20/08(d)                                    320                         339
Money Store Home Equity Trust
     6.815% due 07/15/06                                        73                          74
     6.520% due 08/15/09                                    31,273                      31,436
     6.205% due 03/15/12                                    25,000                      25,114
     7.550% due 02/15/20                                       500                         520
Morgan Stanley Capital
     5.886% due 07/25/27(d)                                  3,501                       3,503
National Medical Care
     7.250% due 09/30/03(d)                                 51,250                      50,930
NationsBanc Montgomery Funding Corp.
     6.500% due 10/25/28                                     9,000                       9,068
NationsBank Auto Owner Trust
     6.375% due 07/15/00                                       911                         916
NationsBank Corp.
     5.850% due 06/15/02                                       224                         225
Newcourt Receivable Asset Trust
     6.240% due 12/20/04                                        24                          24
Norwest Asset Securities Corp
     6.500% due 04/25/13                                    22,079                      22,792
     6.500% due 06/25/13                                    11,438                      11,805
     6.250% due 10/25/13                                    50,000                      50,305
     7.500% due 03/25/27                                    26,622                      27,636
     6.750% due 05/25/28                                    27,707                      28,410
     6.750% due 07/25/28                                    12,657                      12,980
     6.200% due 09/25/28                                    19,077                      19,184
     6.500% due 10/25/28                                    20,000                      20,138
Olympic Automobile Receivables Trust
     5.650% due 01/15/01                                       520                         520
OSCC Home Equity
     6.950% due 05/15/07                                        75                          75
Premiere Auto Trust
     6.575% due 10/06/00                                     1,975                       1,998
Residential Asset Securities Corp.
     6.750% due 03/25/28                                    40,000                      41,016
Saxon Asset Securities Trust
     6.475% due 11/25/20                                       274                         276


44 See accompanying notes

                                                         Principal
                                                            Amount                       Value
                                                            (000s)                      (000s)
----------------------------------------------------------------------------------------------
Sears Credit Account Master Trust
     6.050% due 01/16/08                                $      500                  $      520
     7.000% due 07/15/08                                       500                         541
Total Renal Care Holdings
     7.437% due 03/31/08(d)                                 48,000                      47,940
UCFC Home Equity Loan
     6.381% due 07/15/10                                       104                         104
United Air Lines Equipment Trust
     9.200% due 03/22/08                                     4,309                       5,073
    10.360% due 11/13/12                                     7,000                       9,241
    10.020% due 03/22/14                                     5,825                       7,105
    10.850% due 07/05/14                                    34,111                      45,640
    10.125% due 03/22/15                                    14,300                      18,602
     9.060% due 06/17/15                                     5,000                       5,875
     9.210% due 01/21/17                                     2,000                       2,442
USAA Auto Loan Grantor Trust
     5.800% due 01/15/05                                     9,311                       9,391
WFS Financial Owner Trust
     6.650% due 08/20/00                                     1,713                       1,722
     6.050% due 07/20/01                                     1,966                       1,972
     6.500% due 09/20/01                                    10,777                      10,907
Ziff-Davis, Inc.
     7.469% due 03/31/06                                    40,000                      40,025
                                                                                   ------------
Total Asset-Backed Securities                                                        1,717,917
(Cost $1,693,486)                                                                  ============

-----------------------------------------------------------------------------------------------
  SOVEREIGN ISSUES 3.2%
-----------------------------------------------------------------------------------------------

Banco Nacional de Obra y Servicios
     6.875% due 10/01/98                                    19,500                      19,500
Central Bank Philippines
     6.000% due 06/01/08(d)                                 12,240                       8,690
City of Buenos Aires
    11.250% due 04/11/07                                     5,000                       3,917
Government of Brazil
     6.625% due 04/15/06(d)                                 25,026                      14,265
     6.688% due 04/15/12(d)                                 81,700                      40,850
     8.000% due 04/15/14                                    13,342                       7,923
Hydro Quebec
     5.656% due 04/15/99(d)                                 10,000                       9,993
     7.375% due 02/01/03                                       150                         163
     9.400% due 02/01/21                                       500                         669
     8.500% due 12/01/29                                     5,085                       6,384
     9.375% due 04/15/30                                       600                         822
     9.500% due 11/15/30                                     2,370                       3,289
Kingdom of Sweden
    10.250% due 11/01/15                                       500                         727
Nacional Financiera
     9.000% due 01/25/99                                    13,260                      13,161
Providence of Newfoundland
     9.000% due 06/01/19                                       500                         654
Province of Nova Scotia
     9.375% due 07/15/02                                     1,000                       1,130
Province of Ontario
     6.125% due 06/28/00                                        50                          51
     7.750% due 06/04/02                                       200                         219
     7.625% due 06/22/04                                     1,000                       1,125
     7.000% due 08/04/05                                     1,000                       1,102
     5.500% due 10/01/08                                    10,000                      10,050
Province of Quebec
     6.090% due 06/21/99(d)                                 50,000                      50,129
     7.500% due 07/15/02                                     6,000                       6,466
     8.800% due 04/15/03                                       100                         114
     5.838% due 06/11/04(d)                                 15,500                      15,461
     7.125% due 02/09/24                                       710                         765
Republic of Argentina
     8.399% due 08/15/99(d)                                 17,500                      16,395
     5.688% due 04/01/00(d)                                 16,965                      13,379
     5.635% due 04/01/01(d)                                 45,690                      38,164
     6.625% due 03/31/05(d)                                341,220                     269,564
     8.726% due 04/10/05(d)                                 43,650                      37,648
Republic of Columbia
     8.750% due 10/06/99                                       500                         490
Republic of Korea
     8.281% due 04/08/00(d)                                 64,044                      58,761
Republic of Philipines
     6.500% due 12/01/17                                     4,216                       3,041
Republic of Philippines
     6.563% due 01/05/05(d)                                 11,879                       9,394
Republic of Poland
     4.000% due 10/27/14                                    25,000                      21,408
State of Israel
     6.200% due 06/15/03                                        25                          26
United Mexican States
     7.002% due 06/27/02(d)                                 44,000                      40,525
                                                                                   ------------
Total Sovereign Issues                                                                 726,414
(Cost $760,430)                                                                    ============

-----------------------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 2.1%
-----------------------------------------------------------------------------------------------

City of Montreal
    11.500% due 09/20/00                               C$    7,000                       5,107
Commonwealth of Australia
     8.750% due 01/15/01                               A$    4,235                       2,742
     9.750% due 03/15/02                                     3,665                       2,528
    10.000% due 10/15/02                                     6,940                       4,919
    10.000% due 02/15/06                                     1,600                       1,240
    10.000% due 10/15/07                                    23,000                      18,512
Commonwealth of Canada
     6.500% due 06/01/04                               C$    1,000                         706
     4.250% due 12/01/26(h)                                121,800                      82,163
Commonwealth of New Zealand
     6.500% due 02/15/00                               N$  160,000                      81,010
     8.000% due 02/15/01                                     8,890                       4,682
    10.000% due 03/15/02                                   107,500                      61,027
     8.000% due 04/15/04                                     7,000                       3,888
     4.500% due 02/15/16(h)                                 23,000                      12,103
Federal National Mortgage Assn.
     6.875% due 06/07/02                               BP   15,000                      26,351
Petroleos Mexicanos
     7.750% due 09/30/98                               FF    5,000                         893
Province of Saskatchewan
     9.125% due 02/15/21                               C$    3,000                       4,099
Republic of Argentina
     3.044% due 04/01/01(d)                            AP    7,392                       5,668
Reynolds, R.J.
     6.875% due 11/22/00                               DM    9,500                       5,804
United Kingdom Gilt
     7.400% due 01/08/99                               BP   27,022                      45,910
     7.000% due 06/07/02                                    50,000                      89,752
                                                                                   ------------
Total Foreign Currency-Denominated Issues                                              459,104
(Cost $510,546)                                                                    ============


-----------------------------------------------------------------------------------------------
  PURCHASED CALL OPTIONS 0.3%
-----------------------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
    5.375% due 07/31/00
    Strike @ 99.96 Exp. 02/19/99                        $  127,000                 $     2,176
    5.375% due 07/31/00
    Strike @ 100.00 Exp. 02/19/99                           30,000                         503
    5.375% due 07/31/00
    Strike @ 99.99 Exp. 02/26/99                           250,000                       4,200
    6.625% due 06/30/01
    Strike @ 96.46 Exp. 11/12/98                           135,200                      11,519
    5.750% due 11/30/02
    Strike @ 93.89 Exp. 10/29/98                            75,000                       8,399
    5.500% due 02/28/03
    Strike @ 94.39 Exp. 12/02/98                             2,000                         213
    5.500% due 02/28/03
    Strike @ 92.99 Exp. 11/23/98                           125,000                      14,354

                                                       See accompanying notes 45

Total Return Fund
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount           Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
    5.250% due 08/15/03
    Strike @ 92.16 Exp. 08/20/99                $    1,500,000       $        2
    5.250% due 08/15/03
    Strike @ 99.29 Exp. 08/20/99                       127,000            6,438
    5.250% due 08/15/03
    Strike @ 100.00 Exp. 08/20/99                      250,000           11,078
    5.250% due 08/15/03
    Strike @ 99.47 Exp. 08/27/99                       380,000           18,624
                                                                   -------------
Total Purchased Call Options                                             77,506
                                                                   =============
(Cost $36,605)

--------------------------------------------------------------------------------
  PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

U.S. Treasury 5 Year Note December Futures (CBOT)
   5.375% due 07/31/00
   Strike @ 106.00 Exp. 11/21/98                     3,001,200              125
                                                                   -------------
Total Purchased Put Options                                                 125
(Cost $293)                                                        =============

--------------------------------------------------------------------------------
  PREFERRED STOCK 0.2%
--------------------------------------------------------------------------------

                                                        Shares
Banco Bilbao Vizcaya International
     2.438% due 01/01/00                               266,217            7,221
Barclays Bank
     2.875% due 01/01/00                               215,500            5,899
CSC Holdings, Inc.
    11.932% due 01/01/00                                21,127            2,324
Home Ownership Funding
     0.133% due 01/01/00                                 1,125            1,128
Sanwa International
     0.000% due 01/01/00                         3,006,000,000           13,409
TCI Communications, Inc.
     2.430% due 01/01/00                               622,553           16,965
     2.500% due 01/01/00                                49,000            1,338
Unocal Capital Trust
     3.125% due 01/01/00                                   402               21
                                                                   -------------
Total Preferred Stock                                                    48,305
(Cost $58,536)                                                     =============

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 1.5%
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
                                                        (000s)
Certificates of Deposit 0.2%
Bank of Tokyo
     5.890% due 10/05/98                        $       17,000       $   17,000
     5.940% due 01/19/99                                15,000           15,000
                                                                   -------------
                                                                         32,000
                                                                   =============
Commercial Paper 0.1%
Federal Home Loan Mortgage Corp.
     5.240% due 10/16/98                                   300              299
Federal Housing Administration
     5.888% due 10/29/98                                18,900           18,900
New Center Asset Trust
     5.220% due 12/17/98                                 1,300            1,285
Pfizer, Inc.
     5.270% due 10/30/98                                   100              100
Procter & Gamble Co.
     5.140% due 12/29/98                                 1,500            1,480
                                                                   -------------
                                                                         22,064
                                                                   =============
Repurchase Agreements 0.7%
State Street Bank
     4.750% due 10/01/98                                24,945           24,945
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 6.375% 03/31/01 valued at $25,446,625.
     Repurchase proceeds are $24,948,291.)
First Boston
     5.150% due 10/01/98                          $    134,400     $    134,400
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 4.500% 09/30/00 valued at $137,759,040.
     Repurchase proceeds are $134,419,227.)
                                                                   -------------
                                                                        159,345
                                                                   =============
U.S. Treasury Bills (b)(g) 0.5%
     4.959% due 12/03/98-08/19/99                      117,076          116,369
                                                                   -------------
Total Short-Term Instruments                                            329,778
(Cost $329,617)                                                    =============

Total Investments (a) 123.6%                                       $ 27,642,164
(Cost $27,332,479)

Written Options (e) (0.2%)                                              (51,236)
(Premiums $15,248)

Other Assets and Liabilities (Net) (23.4%)                           (5,224,865)
                                                                   -------------
Net Assets 100.0%                                                  $ 22,366,063
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    498,202

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (188,517)
                                                                   -------------
Unrealized appreciation-net                                        $    309,685
                                                                   =============

(b) Securities with an aggregate market value of $116,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:
                                                                     Unrealized
Type                                                  Contracts    Appreciation
--------------------------------------------------------------------------------
Eurodollar March Futures (03/01)                            50     $        122
Eurodollar March Futures (03/02)                         2,682            4,735
Eurodollar June Futures (06/01)                             50              116
Eurodollar June Futures (06/02)                          1,075            1,627
Eurodollar September Futures (09/00)                     1,050            2,780
Eurodollar September Futures (09/01)                     1,707            3,557
Eurodollar December Futures (12/00)                      1,050            2,546
Eurodollar December Futures (12/01)                      1,607            2,810
U.S. Treasury 5 Year Note (12/98)                       11,754           43,403
U.S. Treasury 10 Year Note (12/98)                      33,667          122,508
U.S. Treasury 10 Year Note (03/99)                          37              174
U.S. Treasury 30 Year Bond (12/98)                      16,553           52,066
U.S. Treasury 30 Year Bond (12/99)                         500            2,051
United Kingdom 90 Day LIBOR (12/98)                      4,472            1,404
United Kingdom 90 Day LIBOR (03/99)                      1,000              403
United Kingdom 90 Day LIBOR (12/99)                        562            1,306
                                                                   -------------
                                                                   $    241,608
                                                                   =============

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                          Principal
                             Amount                                   Unrealized
                         Covered by         Expiration             Appreciation/
Type                       Contract              Month            (Depreciation)

Sell            BP           19,798              10/98             $     (1,327)
Sell            C$          137,761              10/98                      339
Sell            DM            8,475              11/98                     (352)
Sell            N$           19,132              12/98                     (190)
                                                                   -------------
                                                                   $     (1,530)
                                                                   =============

46 See accompanying notes

--------------------------------------------------------------------------------

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Premiums received on written options:

Type                                                   Par  Premium     Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 128.00 Exp. 11/21/98                   $ 3,365   $1,634   $13,512
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 112.00 Exp. 11/21/98                     1,000      510        16
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 130.00 Exp. 11/21/98                     3,000      828     7,922
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 114.00 Exp. 11/21/98                     1,500      578        23
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.51 Exp. 02/19/99                     1,270      139     1,543
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.62 Exp. 02/19/98                      2,540      278        13
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.79 Exp. 02/19/98                       300       40       294
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.96 Exp. 02/19/99                        600       61         7
Call - CBOT U.S. Treasury Bond March Futures
   Strike @ 138.00 Exp. 02/20/99                     1,500      660     1,219
Call - OTC Sanwa Communications
   Strike @ 1,270.00 Exp. 02/26/99                     465    1,137        17
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.53 Exp. 02/26/99                     2,500      313     2,982
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.66 Exp. 02/26/99                      5,000      547        30
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.25 Exp. 08/20/99                     1,270      466     4,279
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 97.97 Exp. 08/20/99                      2,540    1,012        41
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 98.59 Exp. 08/20/99                      5,000    1,719       135
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.79 Exp. 08/20/99                     2,500    1,172     7,347
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.60 Exp. 08/27/99                     2,500      858     7,720
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.60 Exp. 08/27/99                     1,300      446     4,014
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 97.94 Exp. 08/27/99                      7,600    2,850       122
                                                           -------------------
                                                           $ 15,248  $ 51,236
                                                           -------------------

(f)      Principal amount denoted in indicated currency:

          A$- Australian Dollar
          AP- Argentine Peso
          BP- British Pound
          C$- Canadian Dollar
          DM- German Mark
          FF- French Franc
          JY- Japanese Yen
          N$- New Zealand Dollar

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1998:

                                         Contract     Notional      Unrealized
Type                                  Spread Lock       Amount    Appreciation
--------------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed rate.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Merrill Lynch
Exp. 05/02/02                              0.3700     $120,000  $        1,967

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount    Depreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.405% and
pay floating rate based on 6 month A$-LIBOR.

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                    A$    137,000  $        3,979

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                    JY 24,500,000         (17,133)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/08                                    JY 11,635,000          (7,840)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/08                                    JY  7,563,000          (5,146)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/08                                    JY  7,000,000             837

                                                                ---------------
                                                                $      (25,303)
                                                                ===============



                                                       See accompanying notes 47

Schedule of Investments

Total Return Mortgage Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 25.5%
--------------------------------------------------------------------------------
U.S. Treasury Notes
     6.750% due 04/30/00                                $   700        $    724
     6.250% due 08/31/02                                    250             267
                                                                      ----------
Total U.S. Treasury Obligations                                             991
(Cost $974)                                                           ==========

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 81.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 33.4%
Countrywide Home Loans
     6.750% due 11/25/27                                     70              71
Donaldson, Lufkin & Jenrette
     6.500% due 04/25/24                                     13              13
Federal Home Loan Mortgage Corp.
     5.500% due 06/15/13                                     30              30
     6.153% due 02/01/18(b)                                 231             232
     4.500% due 03/15/21                                    105             103
     3.500% due 12/15/22                                     22              21
     6.500% due 05/15/23                                     99             103
     6.500% due 03/15/24                                     94              98
     8.000% due 06/15/26                                     60              65
Federal National Mortgage Assn.
     5.600% due 11/25/16                                    208             208
     5.000% due 04/25/20                                     71              70
     7.500% due 11/25/20                                     48              48
     7.500% due 03/25/23                                     82              92
     6.656% due 04/25/23(b)                                  25              25
     6.500% due 09/25/23                                     32              32
     6.750% due 09/25/23                                     46              46
Vendee Mortgage
     7.750% due 05/15/22                                     32              37
                                                                      ----------
                                                                          1,294
                                                                      ==========


Federal Home Loan Mortgage Corporation 16.4%
     6.000% due 06/01/28-10/14/28(c)                        442             443
     7.000% due 02/01/27                                    187             192
                                                                      ----------
                                                                            635
                                                                      ==========
Federal National Mortgage Association 2.6%
     6.618% due 11/01/18(b)                                  72              74
     7.000% due 11/25/19                                     26              26
                                                                      ----------
                                                                            100
                                                                      ==========
Government National Mortgage Association 28.3%
     6.875% due 03/20/16-03/20/27(b)(c)                     198             203
     6.880% due 02/20/18(b)                                  75              77
     7.000% due 12/20/21-11/20/26(b)(c)                     260             265
     7.500% due 05/15/27-08/15/27(c)                        533             552
                                                                      ----------
                                                                          1,097
                                                                      ==========
Stripped Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn. (IO)
     7.000% due 12/25/16                                    299              11
                                                                      ----------
Total Mortgage-Backed Securities                                          3,137
(Cost $3,032)                                                         ==========

  SHORT-TERM INSTRUMENTS 7.0%

Commercial Paper 2.6%
Federal Home Loan Bank
     5.180% due 10/23/98                                   100              100
                                                                      ----------
Repurchase Agreement 4.4%
State Street Bank
     4.750% due 10/01/98                                   172              172
     (Dated 09/30/98. Collateralized by U.S. Treasury                 ----------
     Note 5.750% 10/31/02 valued at $176,550.
     Repurchase proceeds are $172,023.)

Total Short-Term Instruments                                                272
(Cost $272)                                                           ==========

Total Investments (a) 113.5%                                          $   4,400
(Cost $4,278)

Other Assets and Liabilities (Net) (13.5%)                                 (526)
                                                                      ----------

Net Assets 100.0%                                                     $   3,874
                                                                      ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     127

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                  (5)
                                                                      ----------
Unrealized appreciation-net                                           $     122
                                                                      ==========

(b) Variable rate security. The rate listed is as of September 30, 1998.

(c) Securities are grouped by coupon and represent a range of maturities.

48 See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 81.7%
--------------------------------------------------------------------------------
Banking & Finance 3.3%
Arvin Capital
     9.500% due 02/01/27                            $   19,000      $    22,181
Bay View Capital Corp.
     9.125% due 08/15/07                                 8,000            7,720
Forest City Enterprises
     8.500% due 03/15/08                                14,350           14,135
Fuji Bank
     9.870% due 12/31/49(b)                             26,000           11,556
General Motors Acceptance Corp.
     5.813% due 04/29/02(b)                                800              800
Helicon Group
    11.000% due 11/01/03(b)                              2,000            2,090
SB Treasury Co. LLC
     9.400% due 12/29/49(b)                             24,800           20,869
Trizec Finance Limited
     10.875% due 10/15/05                                2,441            2,599
                                                                    ------------
                                                                         81,950
                                                                    ------------
Industrials 63.4%
Abbey Healthcare Group
     9.500% due 11/01/02                                16,120           15,072
Advanced Lighting
     8.000% due 03/15/08                                 6,350            5,810
AEI Holding Co.
    10.000% due 11/15/07                                 9,580            8,933
Albritton Communications
     9.750% due 11/30/07                                 5,500            5,665
American Airlines
     10.610% due 03/04/10                                  650              885
American Commercial Lines
     10.250% due 06/30/08                                6,550            6,485
American Standard
     7.375% due 02/01/08                                10,800           10,854
     9.250% due 12/01/16                                 7,388            7,573
Amerigas Partners LP
     10.125% due 04/15/07                                4,200            4,132
Amphenol Corp.
     9.875% due 05/15/07                                 7,100            6,958
Ball Corp.
     7.750% due 08/01/06                                12,250           12,648
     8.250% due 08/01/08                                 8,450            8,725
Benedek Broadcasting Corp.
      11.875% due 03/01/05                              25,940           27,821
Benedek Communications
     0.000% due 05/15/06(c)                              1,500            1,072
Beverly Enterprises, Inc.
     9.000% due 02/15/06                                17,200           17,286
Buckeye Technologies, Inc.
     8.000% due 10/15/10                                14,100           13,818
Building Materials Corp.
     0.000% due 07/01/04(c)                              4,150            4,129
     7.750% due 07/15/05                                18,450           18,035
     8.000% due 10/15/07                                 3,750            3,703
     8.625% due 12/15/06                                   500              493
Call-Net Enterprises, Inc.
     8.000% due 08/15/08                                12,575           12,009
Canadian Forest Oil Limited
     8.750% due 09/15/07                                 5,000            4,525
Century Communications Corp.
     0.000% due 01/15/08(c)                              5,000            2,375
     0.000% due 03/15/03(c)                             10,400            7,371
     8.750% due 10/01/07                                 5,000            5,350
CF Cable TV, Inc.
     9.125% due 07/15/07                                 9,000           10,130
Chattem, Inc.
     8.875% due 04/01/08                                 4,300            4,193
Circus Circus Enterprises
     6.750% due 07/15/03                                17,400           16,489
Clark R&M Holdings
     8.625% due 08/15/08                                 7,000            6,510
     8.375% due 11/15/07                                 5,000            4,575
Coltec Industries Rights
     7.500% due 04/15/08                                38,000           36,146
Columbus McKinnon
     8.500% due 04/01/08                                16,500           15,592
Comcast Cellular
     9.500% due 05/01/07                                 4,100            4,223
Comcast Corp.
     9.500% due 01/15/08                                 6,837            7,213
Container Corp. of America
     11.250% due 05/01/04                                1,425            1,503
Cross Timbers Oil Co.
     8.750% due 11/01/09                                 5,500            5,087
CSC Holdings, Inc.
     9.875% due 02/15/13                                 2,000            2,170
     7.875% due 02/15/18                                10,000            9,850
     9.875% due 04/01/23                                 9,000           10,035
    10.500% due 05/15/16                                11,000           12,485
Cumberland Farms
    10.500% due 10/01/03                                 4,701            4,630
Dailey International, Inc.
     9.500% due 02/15/08                                 4,750            2,779
Delta Air Lines
    10.790% due 03/26/14                                 2,264            3,021
Dialog Corp. PLC
    11.000% due 11/15/07                                 3,350            3,484
Doane Products Co.
     10.625% due 03/01/06                                1,300            1,398
Echostar Communications Corp.
     0.000% due 06/01/04(c)                             31,090           30,312
Envirosource, Inc.
     9.750% due 06/15/03                                12,068           10,921
Extended Stay America
     9.150% due 03/15/08                                11,500           11,327
Extendicare Health Services
     9.350% due 12/15/07                                 7,150            6,721
EZ Communication, Inc.
     9.750% due 12/01/05                                 2,500            2,688
Falcon Cable
     0.000% due 04/15/10(c)                             11,700            8,015
Falcon Holding Group LP
     8.375% due 04/15/10                                 7,150            7,186
Federal-Mogul Corp.
     7.500% due 07/01/04                                24,000           24,560
     7.750% due 07/01/06                                 9,100            9,399
Ferrellgas Partners LP
     9.375% due 06/15/06                                 3,625            3,516
Fisher Scientific
     9.000% due 02/01/08                                23,475           22,624
     7.125% due 12/15/05                                 6,500            6,082
Foamex LP
     9.875% due 06/15/07                                 1,700            2,050
Forcenergy, Inc.
     9.500% due 11/01/06                                 4,300            3,160
Gardern State Newspapers
     8.750% due 10/01/09                                22,500           21,938
Globalstar LP
    11.375% due 02/15/04                                 8,350            5,678
    11.250% due 06/15/04                                 5,500            3,768
    10.750% due 11/01/04                                 3,106            2,019
Goss Graphic Systems, Inc.
    12.000% due 10/15/06                                 6,450            5,934
Granite Broadcasting Corp.
    10.375% due 05/15/05                                 1,500            1,517
Grupo Televisa SA
    11.375% due 05/15/03                                 1,300            1,186
     0.000% due 05/15/08(c)                              6,475            4,419
Gulf Canada Resources
     9.250% due 01/15/04                                12,575           12,849
     9.625% due 07/01/05                                 2,000            2,025
HMH Properties, Inc.
     7.875% due 08/01/05                                22,150           22,261
Hollinger International Publishing
     9.250% due 02/01/06                                 7,800            8,054
     8.625% due 03/15/05                                 5,350            5,524


                                                       See accompanying notes 49

High Yield Fund
September 30, 1998 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Holmes Products Corp.
     9.875% due 11/15/07                           $     5,200     $      4,758
Huntsman Packaging Corp.
     9.125% due 10/01/07                                 8,050            7,648
Impsat Corp.
    12.375% due 06/15/08                                 7,400            5,439
Integrated Health Services
     9.500% due 09/15/07                                 2,950            2,758
Intermedia Communications, Inc.
     8.500% due 01/15/08                                 4,950            4,913
     0.000% due 05/15/06(c)                             32,585           27,044
ISP Holdings, Inc.
     9.000% due 10/15/03                                23,370           24,363
ITC Deltacom, Inc.
    11.000% due 06/01/07                                 3,250            3,534
IXC Communications, Inc.
     9.000% due 04/15/08                                 8,500            8,436
J. Ray McDermott
     9.375% due 07/15/06                                10,400           10,894
J.Q. Hammons Hotels
     8.875% due 02/15/04                                11,500           10,868
Jones Intercable, Inc.
     8.875% due 04/01/07                                10,060           10,563
K Mart Corp.
     9.350% due 01/02/20                                15,374           15,876
     9.780% due 01/05/20                                 9,575           10,275
     8.130% due 12/16/03                                 1,250            1,298
K-III Communications Co.
     8.500% due 02/01/06                                18,190           18,463
L-3 Communications Corp.
    10.375% due 05/01/07                                 5,750            6,311
Lenfest Communications
     8.375% due 11/01/05                                13,650           14,367
Les, Inc.
     9.250% due 06/01/08                                18,100           18,281
Level 3 Communications, Inc.
     9.125% due 05/01/08                                30,200           28,690
Lin Holdings Corp.
     0.000% due 03/01/08(c)                             18,750           12,328
Lin Television Corp.
     8.375% due 03/01/08                                 8,800            8,536
Magnum Hunter Resources, Inc.
    10.000% due 06/01/07                                 3,900            3,140
Marcus Cable
     0.000% due 08/01/04(c)                             11,400           11,229
Market Hub Partners
     8.250% due 03/01/08                                10,700           10,647
Marsh Supermarkets, Inc.
     8.875% due 08/01/07                                 7,250            7,214
McLeodusa, Inc.
     0.000% due 03/01/07(c)                             16,650           12,155
MJD Communications, Inc.
     9.500% due 05/01/08                                 6,525            6,492
Navistar International Corp.
     8.000% due 02/01/08                                13,000           13,000
Newpark Resources, Inc.
     8.625% due 12/15/07                                 5,050            4,823
Newsquest Capital
    11.000% due 05/01/06                                 2,550            2,869
Ocean Rig Norway
    10.250% due 06/01/08                                 6,325            4,712
Optel, Inc.
    11.500% due 07/01/08                                 6,800            6,358
Orion Network Systems, Inc.
     0.000% due 01/15/07(c)                             20,350           13,533
    11.250% due 01/15/07                                15,875           15,478
Owens & Minor, Inc.
    10.875% due 06/01/06                                   950            1,009
P&L Coal Holdings
     8.875% due 05/15/08                                30,000           30,600
Packard Bioscience Co.
     9.375% due 03/01/07                                 2,950            2,714
Perkins Family Restaurants
    10.125% due 12/15/07                                 3,450            3,450
Perry-Judd
    10.625% due 12/15/07                                 5,550            5,522
Petroleos Mexicanos
    11.157% due 07/15/05(b)                              8,600            7,504
Phar-Mor, Inc.
    11.720% due 09/11/02                                10,255           10,358
Pharmerica, Inc.
     8.375% due 04/01/08                                 6,300            5,765
Physician Sales and Service, Inc.
     8.500% due 10/01/07                                 8,415            8,478
Polymer Group, Inc.
     9.000% due 07/01/07                                20,555           19,733
     8.750% due 03/01/08                                 6,200            5,890
Pool Energy Co.
     8.625% due 04/01/08                                 8,650            7,742
Primedia, Inc.
     7.625% due 04/01/08                                 8,250            8,044
Printpack, Inc.
     9.875% due 08/15/04                                 5,450            5,409
Qwest Communications International, Inc.
     0.000% due 02/01/08(c)                              6,800            5,100
     0.000% due 10/15/07(c)                              8,340            6,464
R.H. Donnelley, Inc.
     9.125% due 06/01/08                                 4,600            4,646
Racers
     8.375% due 10/01/07                                21,500           23,237
Regal Cinemas, Inc.
     9.500% due 06/01/08                                12,150           12,211
Renaissance Media Group
     0.000% due 04/15/08(c)                             21,250           14,131
Revlon Consumer Products
     8.125% due 02/01/06                                26,750           26,483
Riviera Holdings Corp.
    10.000% due 08/15/04                                 1,850            1,610
RJR Nabisco
     8.000% due 07/15/01                                 2,000            2,045
     8.625% due 12/01/02                                11,500           12,036
Rogers Cablesystems, Inc.
    10.000% due 03/15/05                                 7,500            8,288
Rogers Cantel Mobile
     9.375% due 06/01/08                                15,500           15,810
Rogers Cantel, Inc.
     8.300% due 10/01/07                                12,385           11,890
Salem Communications
     9.500% due 10/01/07                                 4,850            4,899
Satelites Mexicanos
     9.391% due 06/30/04(b)                              9,985            6,540
SC International Services, Inc.
     9.250% due 09/01/07                                 8,200            8,015
Scotsman Group, Inc.
     8.625% due 12/15/07                                 4,000            3,915
Sea Containers
    10.500% due 07/01/03                                 1,000            1,040
Silgan Holdings, Inc.
     9.000% due 06/01/09                                20,760           20,085
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/12                                 9,575            9,623
     9.200% due 07/02/18                                 9,000           11,049
Smithfield Foods
     7.625% due 02/15/08                                 5,900            5,812
Stater Brothers Holdings
    11.000% due 03/01/01                                 6,720            6,955
Stone Container
    11.500% due 10/01/04                                 2,000            1,995
Sun Healthcare Group, Inc.
     9.375% due 05/01/08                                 5,300            4,797
     9.500% due 07/01/07                                 1,550            1,418
Supercanal Holdings
    11.500% due 05/15/05                                 4,800            2,904
Synthetic Industries, Inc.
     9.250% due 02/15/07                                 9,850            9,850
Telewest Communications
     9.625% due 10/01/06                                12,750           12,878



50  See accompanying notes

High Yield Fund

September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

Tenet Healthcare Corp.
     8.000% due 01/15/05                             $   2,000      $     2,060
     8.625% due 01/15/07                                 3,500            3,649
     7.625% due 06/01/08                                20,000           20,750
     8.625% due 12/01/03                                 1,050            1,114
TFM SA de CV
    11.750% due 06/15/09(c)                              7,800            3,841
Trans-Resources, Inc.
    10.750% due 03/15/08                                15,650           15,180
U.S. Can Corp.
    10.125% due 10/15/06                                   600              618
Unisys Corp.
     7.875% due 04/01/08                                 6,500            6,516
    12.000% due 04/15/03                                14,900           16,688
    11.750% due 10/15/04                                 5,000            5,650
United Defense Industry, Inc.
     8.750% due 11/15/07                                 3,500            3,526
United Refining Co.
    10.750% due 06/15/07                                 2,950            2,375
US Air, Inc.
     9.330% due 01/01/06                                 6,593            6,840
     9.625% due 09/01/03                                18,083           20,408
Vintage Petroleum
     9.000% due 12/15/05                                10,490           10,647
Westpoint Stevens, Inc.
     7.875% due 06/15/05                                 5,500            5,603
     7.875% due 06/15/08                                13,950           14,264
World Color Press, Inc.
     9.125% due 03/15/03                                24,035           24,155
Young Broadcasting, Inc.
     9.000% due 01/15/06                                11,000           11,083
     8.750% due 06/15/07                                 4,200            4,190
Ziff-Davis, Inc.
     8.500% due 05/01/08                                24,250           23,401
                                                                    ------------
                                                                      1,566,768
                                                                    ============
Utilities 15.0%
AES Corp.
    10.250% due 07/15/06                                14,235           14,804
     8.500% due 11/01/07                                 2,500            2,375
Beaver Valley Funding Corp.
     9.000% due 06/01/17                                37,000           42,584
Bridas Corp.
    12.500% due 11/15/99                                 4,500            4,523
California Energy
     9.875% due 06/30/03                                 5,000            5,526
     9.500% due 09/15/06                                 5,000            5,550
Calpine Corp.
     9.250% due 02/01/04                                10,500           10,553
     7.875% due 04/01/08                                15,000           14,475
     8.750% due 07/15/07                                14,650           15,016
CMS Energy
     7.000% due 01/15/05                                12,000           12,087
     8.125% due 05/15/02                                 9,500            9,838
Coho Energy, Inc.
     8.875% due 10/15/07                                17,552           16,060
Espirito Santo Centrais
    10.000% due 07/15/07                                 2,450            1,390
Flag Limited
     8.250% due 01/30/08                                38,850           37,199
GST Network
     0.000% due 05/01/08(c)                              8,000            3,880
Intermedia Communications
     0.000% due 07/15/07(c)                              6,250            4,500
ITC Deltacom
     8.875% due 03/01/08                                12,300           12,177
Mastec, Inc.
     7.750% due 02/01/08                                 5,600            5,236
Metronet Communications Corp.
     0.000% due 06/15/08(c)                              8,975            4,981
Nextel Communications, Inc.
     0.000% due 02/15/08(c)                             38,750           22,959
Niagara Mohawk Power
     9.500% due 03/01/21                                 2,500            2,659
     7.875% due 04/01/24                                 7,500            7,586
     9.990% due 05/11/04                                 2,500            2,530
     7.750% due 05/15/06                                 1,100            1,229
     7.625% due 10/01/05                                10,000           10,428
     7.750% due 10/01/08                                27,000           28,848
North Atlantic Energy
     9.050% due 06/01/02                                 7,265            7,699
Orange PLC
     8.000% due 08/01/08                                47,450           46,264
Rural Cellular Corp.
     9.625% due 05/15/08                                 8,800            8,448
Wilmington Trust Co. - Tucson Electric(d)
    10.211% due 01/01/09                                   500              565
    10.732% due 01/01/13                                 6,993            8,106
                                                                    ------------
                                                                        370,075
                                                                    ------------
Total Corporate Bonds & Notes                                         2,018,793
(Cost $2,069,972)                                                   ============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.3%
--------------------------------------------------------------------------------

U.S. Treasury Strips
     0.000% due 08/15/26                                29,700            6,911
                                                                    ------------
Total U.S. Treasury Obligations                                           6,911
(Cost $5,875)                                                       ============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 1.9%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 1.5%
Asset Securitization Corp.
     7.384% due 08/13/29(b)                              1,500            1,662
Federal Deposit Insurance Corp.
     6.875% due 11/25/26(b)                                400              443
Green Tree Financial Corp.
     8.000% due 07/15/18                                 7,000            7,234
NationsBanc Mortgage Capital Corp.
     8.060% due 05/25/28(b)                              3,835            3,310
Red Mountain Funding Corp.
     9.150% due 11/28/27                                 5,727            6,131
Resolution Trust Corp.
     6.900% due 02/25/27                                 7,494            7,314
     7.000% due 05/25/27                                 5,928            6,121
     9.250% due 06/25/23                                 3,286            3,296
     9.050% due 08/25/23                                   678              684
                                                                    ------------
                                                                         36,195
                                                                    ============
Other Mortgage-Backed Securities 0.3%
LTC Commercial Corp.
     9.200% due 08/04/23                                 3,235            3,930
Resolution Trust Corp.
     9.500% due 05/25/24                                    49               49
     6.880% due 09/25/20(b)                                585              526
Structured Asset Securities Corp.
     7.050% due 11/25/02                                 4,000            3,724
                                                                    ------------
                                                                          8,229
                                                                    ============
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Assn. (IO)
     7.000% due 04/25/19                                12,000            1,141
     6.500% due 06/25/17                                 1,685              105
     6.000% due 07/25/05                                 1,141               46
     7.000% due 07/25/08                                 5,141              517
     7.000% due 12/25/21                                 9,324              717
Fund America (IO)
     9.590% due 10/20/21                                 1,204               26
                                                                    ------------
                                                                          2,552
                                                                    ------------
Total Mortgage-Backed Securities                                         46,976
(Cost $46,188)                                                      ============


                                                       See accompanying notes 51

High Yield Fund
September 30, 1998 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 4.4%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
    10.875% due 03/15/19                           $    26,570      $    30,180
Apria Healthcare Group
     7.938% due 08/09/01(b)                              8,750            8,498
BCP SA
     9.900% due 03/31/06                                10,000            9,813
Decision One
     8.450% due 08/07/03                                11,000           10,931
Federal-Mogul Corp.
     8.063% due 09/30/06(b)                              5,000            4,987
Huntsman Corp.
     9.187% due 03/20/07(b)                              3,500            3,535
Morgan Stanley Aircraft Finance
     8.700% due 03/15/23                                21,750           21,119
NTL Group
     8.594% due 01/31/99(b)                              4,211            4,187
     8.688% due 01/31/99(b)                              5,789            5,761
TFM SA de CV
     9.690% due 06/30/03(b)                              4,000            4,000
Varig SA
    10.500% due 06/02/05                                 1,849            1,572
    11.500% due 06/02/05                                 5,847            4,970
                                                                    ------------
Total Asset-Backed Securities                                           109,553
(Cost $102,092)                                                     ============

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 1.6%
--------------------------------------------------------------------------------
Republic of Argentina
     6.625% due 03/31/05(b)                              5,711            4,511
     5.750% due 03/31/23(b)                              9,000            6,030
Republic of Korea
     8.875% due 04/15/08(b)                             28,550           24,571
Republic of Poland
     3.750% due 10/27/24(b)                              5,000            3,450
                                                                    ------------
 Total Sovereign Issues                                                  38,562
 (Cost $40,070)                                                     ============

--------------------------------------------------------------------------------
 PREFERRED STOCK 3.6%
--------------------------------------------------------------------------------
                                                        Shares
CSC Holdings, Inc.
    11.932% due 01/01/00                               160,043           17,605
Fresenius Medical Care
     7.875% due 01/01/00                                21,175           20,432
     9.000% due 12/01/06                                28,395           28,324
Newscorp Overseas Limited
     2.156% due 01/01/00                               133,200            3,272
Primedia, Inc.
     8.625% due 01/01/00                                50,000            4,563
     9.200% due 12/01/06                                70,000            6,738
Sig Capital Trust
     9.500% due 08/15/27                                 7,000            6,939
                                                                   -------------
Total Preferred Stock                                                    87,873
(Cost $91,377)                                                     =============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 6.0%
Abbott Laboratories
     5.490% due 10/06/98                                12,200           12,191
E.I. Du Pont de Nemours
     5.400% due 10/14/98                                 8,000            7,985
     5.490% due 10/20/98                                 3,100            3,091
Ford Motor Credit Corp.
     5.470% due 11/19/98                                 5,800            5,757
     5.490% due 11/19/98                                   200              199
     5.470% due 12/04/98                                11,600           11,491
General Electric Capital Corp.
     5.500% due 11/13/98                                10,300           10,232
     5.500% due 11/18/98                                20,400           20,250
General Motors Acceptance Corp.
     5.490% due 11/19/98                                13,700           13,598
IBM Credit Corp.
     5.560% due 10/07/98                                11,500           11,489
KFW International Finance, Inc.
     5.390% due 10/28/98                                 3,100            3,087
     5.450% due 12/22/98                                 3,900            3,854
Motorola, Inc.
     5.480% due 10/13/98                                   300              299
     5.480% due 12/03/98                                 3,000            2,972
National Rural Utilities Cooperative
     5.490% due 10/26/98                                   600              598
     5.490% due 10/28/98                                   700              697
New Center Asset Trust
     5.530% due 10/26/98                                 1,800            1,793
     5.510% due 11/19/98                                 2,100            2,084
     5.480% due 12/16/98                                 3,200            3,165
Oesterreich Kontrollbank
     5.220% due 11/30/98                                18,300           18,138
Pfizer, Inc.
     5.270% due 10/30/98                                15,000           14,936
Washington Post
     5.420% due 12/16/98                                 1,000              989
                                                                   -------------
                                                                        148,895
                                                                   =============
Repurchase Agreements 0.1%
State Street Bank
     4.750% due 10/01/98                                   656              656
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 5.750% 11/15/00 valued at $669,700.
     Repurchase proceeds are $656,087.)

First Boston
     5.150% due 10/01/98                                 2,300            2,300
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 4.500% 09/30/00 valued at $2,357,532.
     Repurchase proceeds are $2,300,329.)
                                                                          2,956
                                                                   -------------
Total Short-Term Instruments                                            151,851
(Cost $151,845)                                                    =============

Total Investments (a) 99.6%                                        $  2,460,519
(Cost $2,507,419)

Other Assets and Liabilities (Net)  0.4%                                  9,614
                                                                   -------------

Net Assets  100.0%                                                 $  2,470,133
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     47,100

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (94,000)
                                                                   -------------

Unrealized depreciation-net                                        $    (46,900)
                                                                   =============

(b) Variable rate security. The rate listed is as of September 30, 1998.

(c) Security becomes interest bearing at a future date.

(d) Restricted security.


52  See accompanying notes

Schedule of Investments

Municipal Bond Fund
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 98.1%
--------------------------------------------------------------------------------

Alabama 0.4%
Mobile, Alabama General Obligation Bonds,
(MBIA Insured), Series 1998, 4.380%, 02/15/08(b)     $     325        $     217
                                                                      ----------
Arizona 4.2%
Santa Cruz County, Arizona Utility Revenue Bonds,
Series 1997, 4.750%, 08/01/20                              100              102

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A, 6.500%, 09/01/04                          1,130            1,280

Show Low, Arizona Industrial Development
Authority Hospital Revenue Bond, Series 1998,
5.500%, 12/01/17                                         1,000            1,044
                                                                      ----------
                                                                          2,426
                                                                      ==========
California 12.1%
City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993, 6.000%, 08/01/15                              500              583

Irvine, California Special Assessment Bond,
Series 1998, 4.800%, 09/02/04.                             150              151

Irvine, California Special Assessment Bond,
Series 1998, 4.900%, 09/02/05.                             310              313

Irvine, California Special Assessment Bond,
Series 1998, 5.000%, 09/02/06.                             150              152

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds, Series 1991 B,
6.500%, 07/01/13                                         1,000            1,086

Los Angeles, California Convention & Exhibition
Center Authority Lease Revenue Bonds, (MBIA Insured),
Series 1993, 6.125%, 08/15/11                            1,000            1,180

Northern California Power Agency, Revenue Bond,
Series 1998, 3.500%, 07/01/32                            1,200            1,200

Orange County, California Improvement Bond,
Series 1998 A, 4.900%, 09/02/05                            300              304

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 4.900%, 09/02/03                            150              154

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 5.000%, 09/02/04                            150              154

Sacramento County, California Refunding Bonds,
Series 1998, 4.900%, 09/02/05                              300              302

San Jose, California Redevelopment Agency
Tax Allocation Bond, Series 1998, 5.000%, 08/01/21       1,000            1,004

West Sacramento, California Refunding Bonds,
Series 1998, 5.000%, 09/02/04                              350              358
                                                                      ----------
                                                                          6,941
                                                                      ==========
Colorado 5.1%
Colorado Public Highway Authority Revenue Bond,
Series 1997 A, 5.000%, 09/01/26                          1,500            1,504

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A, 5.000%, 12/01/09                          1,390            1,423
                                                                      ----------
                                                                          2,927
                                                                      ==========
Florida 6.1%
Dade County, Florida General Obligation Bonds,
(AMBAC Insured), Series 1988, 7.600%, 10/01/06           1,690            2,112

Gainesville, Florida Revenue Bonds, Series 1979,
6.200%, 10/01/02                                           300              313

Jacksonville Electric Authority, Bulk Power Supply
System Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991,
6.750%, 10/01/21                                         1,000            1,074
                                                                      ----------
                                                                          3,499
                                                                      ==========
Georgia 0.2%
Dawson County, Georgia School District General
Obligation Bond, Series 1997, 4.900%, 04/01/12             105              108
                                                                      ----------
Illinois 3.8%
Chicago, Illinois Wastewater Transmission
Revenue Bond, Series 1998 A, 5.000%, 01/01/19            1,000            1,009

State of Illinois, Sales Tax Revenue Refunding
Bonds, Series 1992 Q, 6.000%, 6/15/12                    1,000            1,157
                                                                      ----------
                                                                          2,166
                                                                      ==========
Indiana 6.2%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992,
6.750%, 02/01/14                                         1,000            1,225

Indiana Transportation Revenue Bonds,
Series 1996, 6.000%, 11/01/11                            2,000            2,312
                                                                      ----------
                                                                          3,537
                                                                      ==========
Michigan 2.5%
Michigan State Building Authority Revenue Bonds,
Series 1997, 5.000%, 10/15/14                              100              103

Michigan State Environmental Protection General
Obligation Bonds, Series 1992, 6.250%, 11/01/12          1,100            1,321
                                                                      ----------
                                                                          1,424
                                                                      ==========
Minnesota 1.8%
New Richland, Minnesota Revenue Bond,
Series 1998, 4.500%, 08/02/04                            1,000            1,014
                                                                      ----------
Mississippi 0.3%
Mississippi State Department of Corrections,
Certificate Participation Bonds, (AMBAC Insured),
Series 1997, 4.600%, 01/01/08                              150              154
                                                                      ----------
Missouri 0.2%
Kansas City Water Revenue Bonds, Series 1998 B,
4.750%, 12/01/03                                           100              104
                                                                      ----------
New Hampshire 2.1%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A,
6.750%, 11/01/11                                         1,000            1,185
                                                                      ----------
New Jersey 0.3%
New Jersey State Tranportation Revenue Bonds,
(FSA Insured), Series 1997 A, 5.000%, 06/15/18             150              152
                                                                      ----------
New Mexico 2.8%
Bernalillo County, New Mexico General
Obligation Bonds, Series 1997, 4.750%, 12/01/13            150              156

Los Alamos County, Utility Revenue Bonds,
Series 1994 A, 6.000%, 07/01/08                          1,000            1,110

Santa Fe County, El Castillo Retirement Nursing
Home Bonds, Series 1998 A, 5.250%, 05/15/07                315              313
                                                                      ----------
                                                                          1,579
                                                                      ==========


                                                      See accompanying notes  53

Municipal Bond Fund
September 30, 1998 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

New York 18.5%
New York City General Obligation Bonds,
(FGIC Insured), Series 1992, 3.550%, 10/01/21(b)     $     800        $     800

New York City General Obligation Bonds,
(Morgan Guaranty Trust Insured), Series 1993,
3.200%, 08/15/19(b)                                        100              100

New York City General Obligation Bonds,
Series 1993, 4.150%, 08/15/18(b)                           100              100

New York City General Obligation Bonds,
Series 1995 B, 6.750%, 08/15/03                          1,000            1,120

New York City General Obligation Bonds,
Series 1996 A, 7.000%, 08/01/07                          1,000            1,198

New York City Municipal Water and Sewer System
Revenue Bonds, Series 1998, 4.750%, 06/15/25             1,000              969

New York Metropolitan Transit Authority Commuter
Revenue Bonds, Series 1997, 5.500%, 07/01/21             1,000            1,040

New York State Dorm Authority Mental Health Services
Revenue Bonds, Series 1997 B, 6.000%, 08/15/05           1,850            2,032

New York State Dorm Authority Revenue Bonds,
Series 1998 B, 4.900%, 02/15/09                            100              102

New York State Environmental Facilities Special
Obligation Revenue Bonds, Series 1996,
5.125%, 04/01/22                                         1,000            1,014

State of New York Thruway Authority Revenue
Bonds, (AMBAC-TCRS Insured), Series 1996,
6.000%, 04/01/05                                         1,000            1,116

State of New York Thruway Authority Revenue Bonds,
(MBIA Insured), Series 1995 A, 5.500%, 04/01/15          1,000            1,059
                                                                      ----------
                                                                         10,650
                                                                      ==========
North Carolina 3.8%
North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured),
Series 1992, 6.000%, 01/01/08                            1,000            1,126

North Carolina State School Improvement Bonds,
Series 1998, 4.750%, 04/01/12                            1,000            1,035
                                                                      ----------
                                                                          2,161
                                                                      ==========
North Dakota 1.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991, 6.900% 02/01/19                             1,000            1,076
                                                                      ----------
Ohio 3.9%
Cleveland Water and Sewer Refunding and
Improvement Revenue Bonds, (MBIA Insured),
Series 1993 G, Number 1, 5.500%, 01/01/21                1,000            1,089

Ohio State Water Development Authority Pollution
Control Revenue Bonds, (MBIA Insured),
Series 1995, 6.000%, 06/01/05                            1,000            1,116
                                                                      ----------
                                                                          2,205
                                                                      ==========
Pennsylvania 3.3%
Delaware County, Pennsylvania Hospital Revenue Bonds,
Series 1998, 4.900%, 12/01/08                              100              102

Philadelphia Gas Revenue Bonds, (FSA Insured),
Series 1998 C, 4.600%, 07/01/08                            100              103

Pittsburgh, Pennsylvania General Obligation Bonds,
(AMBAC Insured), Series 1993 A, 5.500%, 09/01/14         1,525            1,685
                                                                      ----------
                                                                          1,890
                                                                      ==========
Puerto Rico 1.8%
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control,
Series 1998, 5.000%, 10/01/18                            1,000            1,018
                                                                      ----------

South Carolina 1.8%
Piedmont Municipal Power Agency Electric
Revenue Bonds, (MBIA Insured), Series 1996 B,
5.250%, 01/01/13                                         1,000            1,049
                                                                      ----------

Tennessee 3.6%
Memphis-Shelby County Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997, 5.350%, 09/01/12                            1,000            1,054

Nashville & Davidson County, Tennessee Revenue
Bonds, Series 1998, 4.450%, 08/01/07                     1,000            1,005
                                                                      ----------
                                                                          2,059
                                                                      ==========
Texas 10.6%
Beaumont, Texas Independent School District General
Obligation Bonds, Series 1997, 5.000%, 02/15/16            150              152

Board of Regents of the University of Texas System,
Revenue Financing System Refunding Bonds,
Prefunded and Unrefunded Series 1991 B,
6.750%, 08/15/13                                           735              801

Houston, Texas Revenue Bonds, Series 1998,
0.000%, 09/15/09                                           175              110

Houston, Texas, Water & Sewer System Revenue
Bonds, Series 1993 B, 5.000%, 12/01/18                   2,000            2,018

Lone Star, Texas Improvement Authority Revenue
Bonds, (Royal Bank of Canada Insured),
Series 1984 B-3, 3.450%, 12/01/14 (b)                      200              200

Pflugerville, Texas Independent School District
General Obligation Bonds, Series 1997, 5.000%,
08/15/17                                                   150              152

San Antonio, Texas Refunding Bonds,
Series 1998, 5.000%, 02/01/14                            1,380            1,408

University of Texas Revenue Bonds,
Series 1996, 5.250%, 08/15/07                            1,000            1,079

Waco, Texas General Obligation Bonds,
Series 1997, 4.800%, 02/01/11                              150              154
                                                                      ----------
                                                                          6,074
                                                                      ==========
Virginia 0.3%
Pocahontas Parkway Association, Virginia Highway
Revenue Bonds, Series 1998 A, 5.250%, 08/15/09             200              203
                                                                      ----------

Washington State 0.2%
King County, Washington Public Hospital Facilities
Revenue Bonds, Series 1998, 4.750%, 09/01/10               100              101
                                                                      ----------

Washington, DC 0.3%
District of Columbia Revenue Bonds,
Series 1997, 4.750%, 02/01/11                              150              154
                                                                      ----------

Total Municipal Bonds & Notes                                            56,073
(Cost $52,577)                                                        ==========



54  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 0.1%
--------------------------------------------------------------------------------

State Street Global Advisors Tax Free Money Market
     3.257% due 10/01/98                                   $    75    $      75
                                                                      ----------
Total Short-Term Instruments                                                 75
(Cost $75)                                                            ==========

Total Investments (a) 98.2%                                           $  56,148
(Cost $52,652)

Other Assets and Liabilities (Net) 1.8%                                   1,012
                                                                      ----------
Net Assets 100.0%                                                     $  57,160
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   3,496

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                   0
                                                                      ----------

Unrealized appreciation-net                                           $   3,496
                                                                      ==========

(b) Variable rate security. The rate listed is as of September 30, 1998.



                                                       See accompanying notes 55

Schedule of Investments
Foreign Bond Fund
September 30, 1998 (Unaudited)                         Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
  ARGENTINA (e) 1.2%
--------------------------------------------------------------------------------

Republic of Argentina
     3.044% due 04/01/01(d)                         AP     3,402     $    2,608
     8.726% due 04/10/05(d)                          $     4,240          3,657
     3.044% due 04/01/07(d)                         AP       799            536
                                                                     -----------
Total Argentina                                                           6,801
(Cost $7,641)                                                        ===========

--------------------------------------------------------------------------------
  AUSTRALIA (c)(e) 14.7%
--------------------------------------------------------------------------------

Commonwealth of Australia
     8.750% due 08/15/08                            A$   108,291         82,564
                                                                     -----------
Total Australia                                                          82,564
(Cost $79,043)                                                       ===========

--------------------------------------------------------------------------------
  AUSTRIA 1.6%
--------------------------------------------------------------------------------

Oesterreich Kontrollbank
     5.220% due 11/30/98                             $     8,800          8,723
                                                                     -----------
Total Austria                                                             8,723
(Cost $8,723)                                                        ===========

--------------------------------------------------------------------------------
  BELGIUM (c)(e) 1.1%
--------------------------------------------------------------------------------

Kingdom of Belgium
     9.000% due 03/28/03                            BF       200              7
     5.100% due 11/21/04(d)                              183,200          6,092
                                                                     -----------
Total Belgium                                                             6,099
(Cost $6,081)                                                        ===========

--------------------------------------------------------------------------------
  CANADA (c)(e) 3.8%
--------------------------------------------------------------------------------

Commonwealth of Canada
     6.000% due 06/01/08                            C$    24,800         17,501
Province of British Columbia
     5.480% due 11/09/98                             $     1,100          1,093
Rogers Cantel, Inc.
    10.500% due 06/01/06                            C$     2,500          1,747
Sears Canada
    11.700% due 07/10/00                                   1,000            721
                                                                     -----------
Total Canada                                                             21,062
(Cost $20,631)                                                       ===========

--------------------------------------------------------------------------------
  COLOMBIA (c)(e) 0.2%
--------------------------------------------------------------------------------

Republic of Colombia
     3.000% due 12/22/00                            JY   150,000          1,114
                                                                     -----------
Total Colombia                                                            1,114
(Cost $1,163)                                                        ===========

--------------------------------------------------------------------------------
  CROATIA 0.0%
--------------------------------------------------------------------------------

Republic of Croatia
     6.563% due 07/31/06(d)                          $        49             34
                                                                     -----------
Total Croatia                                                                34
(Cost $44)                                                           ===========

--------------------------------------------------------------------------------
  DENMARK (c)(e) 2.6%
--------------------------------------------------------------------------------

Kingdom of Denmark
     6.000% due 11/15/02                            DK    53,500          8,928
     7.000% due 11/15/07                                  30,300          5,609
                                                                     -----------
Total Denmark                                                            14,537
(Cost $13,086)                                                       ===========

--------------------------------------------------------------------------------
  FINLAND (c)(e) 3.7%
--------------------------------------------------------------------------------

Republic of Finland
     6.000% due 04/25/08                            FM    92,000         20,496
                                                                     -----------
Total Finland                                                            20,496
(Cost $18,815)                                                       ===========

--------------------------------------------------------------------------------
  FRANCE (c) 0.4%
--------------------------------------------------------------------------------

Electricite de France
     5.490% due 10/14/98                             $     2,400          2,395
                                                                     -----------
Total France                                                              2,395
(Cost $2,395)                                                        ===========

--------------------------------------------------------------------------------
  GERMANY (c)(e) 6.1%
--------------------------------------------------------------------------------

KFW International Finance, Inc.
     5.450% due 12/22/98                                   9,000          8,893
Republic of Germany
     6.500% due 07/04/27                            DM    34,115         25,437
                                                                     -----------
Total Germany                                                            34,330
(Cost $28,835)                                                       ===========

--------------------------------------------------------------------------------
  GREECE (c)(e) 4.9%
--------------------------------------------------------------------------------

Hellenic Republic
    11.200% due 05/19/03(d)                         GD   100,000            348
    11.100% due 06/17/03(d)                              107,400            374
    11.000% due 10/23/03(d)                              376,000          1,321
     8.800% due 06/19/07                               7,197,100         25,465
                                                                     -----------
Total Greece                                                             27,508
(Cost $27,367)                                                       ===========

--------------------------------------------------------------------------------
  ITALY (c)(e) 11.7%
--------------------------------------------------------------------------------

Republic of Italy
     6.000% due 01/01/00                            IL62,570,000         38,865
     4.750% due 05/01/03                              16,810,000         10,527
     5.000% due 05/01/08                              10,710,000          6,826
     7.250% due 11/01/26                              12,240,000          9,619
                                                                     -----------
Total Italy                                                              65,837
(Cost $59,483)                                                       ===========

--------------------------------------------------------------------------------
  JAPAN (c) 2.8%
--------------------------------------------------------------------------------

Bank of Tokyo
     5.940% due 01/19/99                             $     9,600          9,600
     5.938% due 07/30/99                                   5,940          5,940
                                                                     -----------
Total Japan                                                              15,540
(Cost $15,540)                                                       ===========

--------------------------------------------------------------------------------
  MEXICO (c)(e) 0.7%
--------------------------------------------------------------------------------

Petroleos Mexicanos
     7.750% due 09/30/98                            FF  22,000            3,930
                                                                     -----------
Total Mexico                                                              3,930
(Cost $3,702)                                                        ===========

--------------------------------------------------------------------------------
  NETHERLANDS (c)(e) 0.5%
--------------------------------------------------------------------------------

Kingdom of Netherlands
     5.750% due 01/15/04                            DG     4,880          2,834
                                                                     -----------
Total Netherlands                                                         2,834
(Cost $2,719)                                                        ===========

--------------------------------------------------------------------------------
  NEW ZEALAND (c)(e) 2.9%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
     4.500% due 02/15/16(g)                         N$    15,000          7,893
International Bank for Reconstruction & Development
     7.250% due 06/20/02                                   5,150          2,653
     7.250% due 05/27/03                                  10,670          5,536
                                                                     -----------
Total New Zealand                                                        16,082
(Cost $16,805)                                                       ===========

--------------------------------------------------------------------------------
  NORWAY (c)(e) 0.8%
--------------------------------------------------------------------------------

Norwegian Treasury Bills
     4.400% due 03/17/99                            NK    35,000          4,665
                                                                     -----------
Total Norway                                                              4,665
(Cost $4,662)                                                        ===========


56 See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  SOUTH KOREA 2.9%
--------------------------------------------------------------------------------

Korean Export-Import Bank
     7.250% due 06/25/01                           $     1,945       $    1,702
     6.500% due 02/10/02                                   800              648
Republic of Korea
     8.875% due 04/15/08(d)                             15,950           13,727
                                                                     -----------
Total South Korea                                                        16,077
(Cost $17,975)                                                       ===========


--------------------------------------------------------------------------------
  SPAIN(c)(e) 7.9%
--------------------------------------------------------------------------------

Kingdom of Spain
     5.250% due 01/31/03                          SP 1,491,000           11,125
     6.000% due 01/31/08                             3,363,600           26,614
     6.000% due 01/31/29                               858,200            6,548
                                                                     -----------
Total Spain                                                              44,287
(Cost $40,653)                                                       ===========


--------------------------------------------------------------------------------
  SUPRANATIONAL(e) 0.1%
--------------------------------------------------------------------------------

World Bank
    10.250% due 04/11/02                          PP    31,000              585
                                                                     -----------
Total Supranational                                                         585
(Cost $1,178)                                                        ===========


--------------------------------------------------------------------------------
  SWEDEN(c)(e) 1.9%
--------------------------------------------------------------------------------

Kingdom of Sweden
    10.250% due 05/05/00                          SK     9,000            1,246
    13.000% due 06/15/01                                11,200            1,729
     6.500% due 05/05/08                                54,300            7,837
                                                                     -----------
Total Sweden                                                             10,812
(Cost $10,434)                                                       ===========


--------------------------------------------------------------------------------
  UNITED KINGDOM(c)(e) 13.6%
--------------------------------------------------------------------------------

Federal National Mortgage Assn.
     6.875% due 06/07/02                          BP    10,230           17,971
Middleweb PLC
    10.500% due 05/30/08                                 4,300            5,650
Orange PLC
     8.625% due 08/01/08                                 4,810            7,774
United Kingdom Gilt
     8.500% due 12/07/05                                 9,656           19,783
     7.250% due 12/07/07                                12,569           25,111
                                                                     -----------
Total United Kingdom                                                     76,289
(Cost $71,546)                                                       ===========


--------------------------------------------------------------------------------
  UNITED STATES 59.2%
--------------------------------------------------------------------------------

Asset-Backed Securities 1.5%
Conti Mortgage Home Equity Loan Trust
     5.811% due 10/15/12(d)                        $     4,899            4,921
Emergent Home Equity Loan Trust
     6.745% due 05/15/12                                 3,300            3,338
                                                                     -----------
                                                                          8,259
                                                                     ===========
Corporate Bonds & Notes 15.5%
Associates Corp. of North America
     5.788% due 08/27/01(d)                              5,000            5,013
     6.000% due 04/15/03                                   700              722
AT&T Capital Corp.
     6.061% due 04/01/99(d)                              7,800            7,801
     6.410% due 08/13/99                                 4,310            4,339
CSFP Credit
     6.199% due 11/19/04(h)                             19,000           18,620
Ford Motor Credit Corp.
     8.200% due 02/15/02                                 1,580            1,718
     6.125% due 04/28/03                                 3,300            3,402
Fuji Bank
     9.870% due 12/31/49(d)                              2,200              978
General Motors Acceptance Corp.
     5.694% due 12/10/01(d)                        $     2,000    $       2,001
     6.750% due 02/07/02                                 1,000            1,044
     5.788% due 11/12/02(d)                              5,100            5,094
J.P. Morgan & Co.
     6.189% due 02/15/12(g)                              5,000            4,775
Lehman Brothers, Inc.
     5.877% due 02/27/01(d)                              4,900            4,737
Merrill Lynch & Co.
     5.758% due 11/01/01(d)                              6,230            6,234
National Power Corp.
     9.625% due 05/15/28                                 2,200            1,412
Residential Reinsurance
     9.848% due 06/01/99(d)                              2,250            2,239
RJR Nabisco
     8.625% due 12/01/02                                 4,100            4,291
Salomon, Smith Barney Holdings
     3.650% due 02/14/02(g)                              5,145            5,000
Sumitomo
     9.400% due 12/29/49(d)                              5,200            4,376
Tokai Capital Corp.
     9.980% due 12/29/49(d)                              4,500            3,392
                                                                     -----------
                                                                         87,188
                                                                     ===========
Mortgage-Backed Securities 19.2%
Collateralized Mortgage Obligation Trust
     9.000% due 05/01/14                                     6                6
Federal Home Loan Mortgage Corp.
     9.050% due 06/15/19                                   113              122
     6.000%due 10/14/28                                 88,090           88,090
Federal National Mortgage Assn.
     5.500% due 02/25/05                                   943              948
Government National Mortgage Assn.
     6.500% due 12/20/25-11/20/26(b)(d)                  1,681            1,710
     6.875% due 05/20/22-05/20/23(b)(d)                    932              957
     7.000% due 11/20/21-12/20/26(b)(d)                 14,042           14,315
Independent National Mortgage Corp.
     8.195% due 11/25/24(d)                                134              139
Morgan Stanley Mortgage
     8.150% due 07/20/21                                     3                3
Resolution Trust Corp.
    10.561% due 05/25/24(d)                                 30               30
     7.750% due 04/25/28                                   275              274
Sears Mortgage
     6.738% due 06/25/22(d)                                133              135
Structured Asset Securities Corp.
     5.794% due 01/25/00(d)                              1,133            1,133
                                                                     -----------
                                                                        107,862
                                                                     ===========
U.S. Government Agencies 7.7%
Federal Home Loan Bank
     5.388% due 02/15/02(d)                             14,000           13,733
Student Loan Marketing Assn.
     5.877% due 01/25/03(d)                              7,072            7,078
     5.702% due 04/25/04(d)                                639              639
     5.823% due 04/25/07(d)                             21,700           21,695
                                                                     -----------
                                                                         43,145
                                                                     ===========
U.S. Treasury Obligations 15.3%
Treasury Inflation Protected Securities
     3.625% due 07/15/02(g)                             80,295           80,671
U.S. Treasury Notes
     5.750% due 11/30/02                                 5,300            5,577
                                                                     -----------
                                                                         86,248
                                                                     -----------
Total United States                                                     332,702
(Cost $334,356)                                                      ===========


--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 36.4%
--------------------------------------------------------------------------------

Commercial Paper 36.0%
American Express Credit
     5.450% due 10/01/98                                 1,800            1,800
     5.490% due 10/06/98                                 4,500            4,497
BellSouth Telecommunications, Inc.
     5.490% due 10/06/98                                 3,600            3,597
Coca-Cola Co.
     5.420% due 11/06/98                                12,500           12,432

                                                      See accompanying notes  57

Foreign Bond Fund
September 30, 1998 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
================================================================================
E.I. Du Pont de Nemours
     5.490% due 10/20/98                           $     2,200      $     2,194
     5.500% due 10/22/98                                 3,500            3,489
     5.500% due 10/27/98                                 2,200            2,191
     5.270% due 10/29/98                                 5,400            5,378
     5.430% due 11/03/98                                10,000            9,950
     5.490% due 11/05/98                                 1,600            1,592
Emerson Electric Co.
     5.380% due 10/28/98                                12,400           12,350
Federal Home Loan Mortgage Corp.
     5.460% due 10/16/98                                10,000            9,977
Ford Motor Credit Corp.
     5.510% due 10/02/98                                 8,200            8,199
     5.510% due 10/09/98                                 5,000            4,994
     5.490% due 10/15/98                                 4,000            3,991
     5.390% due 01/08/99                                 5,000            4,928
General Electric Capital Corp.
     5.490% due 10/19/98                                 5,000            4,986
     5.510% due 11/02/98                                 2,900            2,886
     5.280% due 11/04/98                                 5,200            5,174
     5.500% due 11/18/98                                 2,700            2,680
     5.490% due 11/19/98                                 2,100            2,084
IBM Credit Corp.
     5.510% due 10/21/98                                 9,100            9,072
     5.220% due 11/18/98                                 5,000            4,965
     5.480% due 11/18/98                                 4,000            3,971
Motorola, Inc.
     5.480% due 10/13/98                                   800              799
     5.520% due 10/13/98                                 1,500            1,497
     5.480% due 12/03/98                                 3,600            3,567
     5.270% due 12/17/98                                13,500           13,349
National Rural Utilities Cooperative
     5.490% due 10/09/98                                 2,000            1,998
     5.510% due 10/19/98                                 1,200            1,197
     5.320% due 12/11/98                                 6,000            5,938
New Center Asset Trust
     5.520% due 11/10/98                                10,400           10,336
     5.520% due 11/19/98                                   500              496
     5.460% due 12/17/98                                 1,500            1,483
Pfizer, Inc.
     5.500% due 10/20/98                                 2,800            2,792
Procter & Gamble Co.
     5.510% due 12/16/98                                 1,400            1,384
     5.310% due 12/28/98                                16,000           15,796
     5.400% due 12/29/98                                 7,500            7,402
SBC Communications, Inc.
     5.480% due 11/17/98                                 7,000            6,950
                                                                    ------------
                                                                        202,361
                                                                    ============
Repurchase Agreement 0.1%
State Street Bank
     4.750% due 10/01/98                                   664              664
                                                                    ------------
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 5.750% 10/31/02 valued at $679,450.
     Repurchase proceeds are $664,088.)

U.S. Treasury Bills (b) 0.3%
     4.980% due 10/15/98-12/03/98                        1,745            1,740
                                                                    ------------

Total Short-Term Instruments                                            204,765
(Cost $204,751)                                                     ============

Total Investments (a) 181.7%                                        $ 1,020,068
(Cost $997,628)

Other Assets and Liabilities (Net) (81.7%)                            (458,764)
                                                                    ------------
Net Assets 100.0%                                                   $   561,304
                                                                    ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $    33,012

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (10,572)
                                                                    ------------

Unrealized appreciation-net                                         $    22,440
                                                                    ============

(b) Securities are grouped by coupon and represent a range of maturities.

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                          Principal
                             Amount                                  Unrealized
                         Covered by         Expiration            Appreciation/
Type                       Contract              Month           (Depreciation)
--------------------------------------------------------------------------------
 Buy           A$                93              10/98              $        (2)
 Sell                         3,265              10/98                      (56)
 Sell          BF           216,993              12/98                     (410)
 Buy           BP             1,181              10/98                       26
 Sell                        12,582              10/98                     (764)
 Buy                          1,644              12/98                       32
 Sell          C$            41,042              10/98                      855
 Buy                         36,617              10/98                      (90)
 Sell          DG             5,458              12/98                      (33)
 Sell          DK               109              10/98                       (1)
 Buy           DM            80,150              10/98                      393
 Sell                           300              10/98                        0
 Buy                         37,781              11/98                      197
 Sell                       105,974              11/98                   (2,991)
 Buy           FF            21,407              12/98                       69
 Sell                        57,301              12/98                     (642)
 Buy           FM             7,286              10/98                       82
 Sell                         7,520              10/98                      (98)
 Buy           GD         3,997,000              10/98                      126
 Sell                     1,031,713              10/98                     (124)
 Buy           IL           434,290              10/98                        3
 Sell                         9,237              10/98                        0
 Sell                       891,800              11/98                       (4)
 Sell          JY            16,467              10/98                        0
 Buy                      1,010,101              11/98                      416
 Sell                     4,373,330              11/98                   (1,747)
 Sell                     4,563,084              12/98                      859
 Sell          N$            11,196              10/98                      147
 Sell                        15,006              12/98                     (114)
 Buy           NK           270,996              10/98                    1,256
 Buy                        107,882              11/98                      407
 Buy                         13,119              12/98                       29
 Sell                        35,282              12/98                      (12)
 Sell          S$            22,080              10/98                     (259)
 Sell          SF            28,499              10/98                     (652)
 Sell          SK               235              10/98                        0
 Sell          SP           184,242              12/98                      (15)
                                                                    ------------
                                                                    $    (3,117)
                                                                    ============

(d) Variable rate security. The rate listed is as of September 30, 1998.


58 See accompanying notes

================================================================================

(e) Principal amount denoted in indicated currency:

          A$ - Australian Dollar
          AP - Argentine Peso
          BF - Belgian Franc
          BP - British Pound
          C$ - Canadian Dollar
          DG - Dutch Guilder
          DK - Danish Krone
          DM - German Mark
          FF - French Franc
          FM - Finnish Markka
          GD - Greek Drachma
          IL - Italian Lira
          JY - Japanese Yen
          N$ - New Zealand Dollar
          NK - Norwegian Kron
          PP - Philippines Peso
          S$ - Singapore Dollar
          SF - Swiss Franc
          SK - Swedish Krona
          SP - Spanish Peseta

(f) Swap agreements outstanding at September 30, 1998:

                                                       Notional      Unrealized
Type                                                     Amount    Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.701% and pay floating rate on 3 month LIBOR.

Broker: Merrill Lynch
Exp. 09/07/05                                      $    26,640         $    902

(g) Principal amount of the security is adjusted for inflation.

(h) Restricted security.


                                                      See accompanying notes  59

Schedule of Investments
Strategic Balanced Fund
September 30, 1998 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 29.3%
--------------------------------------------------------------------------------

Banking & Finance 18.6%
Advanta National Bank
     6.125% due 01/15/99(d)                          $     400        $     398
AT&T Capital Corp.
     6.580% due 09/03/99                                   300              303
Ford Motor Credit Corp.
     5.968% due 03/21/01(d)                                500              503
Lehman Brothers, Inc.
     5.570% due 01/12/99(d)                                342              342
     6.330% due 08/01/00                                 1,205            1,197
Merrill Lynch & Co.
     5.849% due 10/01/03(d)                              2,000            2,003
NationsBank Corp.
     7.033% due 02/18/02(d)                                100               98
Okobank
     7.312% due 09/27/49(d)                                500              504
Republic New York Corp.
     5.799% due 10/28/02(d)                                100              100
Salomon, Smith Barney Holdings
     3.650% due 02/14/02(h)                              1,111            1,080
Sparbanken Sverige AB
     7.531% due 10/29/49(d)                                500              503
                                                                      ----------
                                                                          7,031
                                                                      ==========
Industrials 4.8%
Gulf Canada Resources
     9.000% due 08/15/99                                   300              306
Imperial Chemical
     5.750% due 12/05/98(d)                                500              500
Occidental Petroleum
     6.013% due 04/03/08                                   600              600
RJR Nabisco
     8.625% due 12/01/02                                   100              105
Sequa Corp.
     9.625% due 10/15/99                                   300              307
                                                                      ----------
                                                                          1,818
                                                                      ==========
Utilities 5.9%
Cleveland Electric/Toledo Edison
     7.190% due 07/01/00                                   500              512
System Energy Resources
     7.710% due 08/01/01                                   650              688
Texas Utilities Co.
      6.410% due 11/21/01                                1,000            1,037
                                                                      ----------
                                                                          2,237
                                                                      ----------
Total Corporate Bonds & Notes                                            11,086
(Cost $11,052)                                                        ==========

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 2.4%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
     5.684% due 06/30/00(d)                                900              900
                                                                      ----------
Total U.S. Government Agencies                                              900
(Cost $899)                                                           ==========

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 8.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/02(h)                              2,241            2,252
U.S. Treasury Notes
     5.750% due 10/31/02                                 1,000            1,051
                                                                      ----------
Total U.S. Treasury Obligations                                           3,303
(Cost $3,253)                                                         ==========

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 40.7%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 23.3%
Federal Home Loan Mortgage Corp.
     6.500% due 11/15/00                                   361              363
     6.600% due 12/15/03                                   100              100
     6.500% due 01/15/04                                   418              419
     5.500% due 07/15/05                                   544              545
     6.750% due 03/15/17                                   496              498
     7.000% due 05/15/23                                 1,589            1,673
     6.500% due 08/15/23                                   187              194
     6.500% due 03/15/24                                   281              293
Federal National Mortgage Assn.
     6.500% due 10/25/04                                   497              500
     5.750% due 02/25/15                                   109              109
     5.700% due 06/25/17                                 2,566            2,573
     8.000% due 07/25/20                                   719              721
     6.500% due 06/25/21                                   198              204
     4.000% due 01/25/22                                   126              120
     5.000% due 04/25/22                                    48               47
     7.000% due 06/25/23                                   245              270
     6.500% due 12/25/23                                   136              146
Residential Funding
     7.500% due 06/25/27                                    25               25
                                                                      ----------
                                                                          8,800
                                                                      ==========
Federal Housing Administration 6.7%
     7.430% due 01/25/23                                 2,367            2,544
                                                                      ----------

Federal National Mortgage Association 1.2%
     6.210% due 03/01/29(d)                                442              447
                                                                      ----------

Government National Mortgage Association 8.6%
     6.500% due 10/21/28                                 1,000            1,022
     6.875% due 06/20/27(d)                              1,305            1,332
     7.000% due07/20/23-01/20/27 (d)(g)                    891              908
                                                                      ----------
                                                                          3,262
                                                                      ==========
Stripped Mortgage-Backed Securities 0.9%
Collateralized Mortgage Obligation Trust(PO)
     0.000% due 04/23/17                                    21               21
Federal Home Loan Mortgage Corp.(IO)
     7.000% due 05/15/04                                   607                9
     7.000% due 02/15/17                                   835               33
Federal National Mortgage Assn.(IO)
     6.500% due 05/25/05                                 1,069              103
     6.500% due 09/25/08                                   678               71
Federal National Mortgage Assn.(PO)
     0.000% due 11/25/22                                   100               99
                                                                      ----------
                                                                            336
                                                                      ----------
Total Mortgage-Backed Securities                                         15,389
(Cost $14,991)                                                        ==========

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 5.7%
--------------------------------------------------------------------------------

Conti Mortgage Home Equity Loan Trust
     5.811% due 10/15/12(d)                              1,143            1,148
Ford Motor Credit Corp.
     6.500% due 11/15/99                                   272              272
Green Tree Financial Group
     6.420% due 04/15/28                                   130              131
     6.220% due 02/15/29                                   183              184
Premiere Auto Trust
     8.050% due 04/04/00                                   432              433
                                                                      ----------
 Total Asset-Backed Securities                                            2,168
 (Cost $2,163)                                                        ==========


60  See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 6.1%
--------------------------------------------------------------------------------

Government of Brazil
     6.625% due 04/15/06(d)                          $     291        $     166
Hydro Quebec
     5.813% due 09/29/49(d)                                200              170
Republic of Argentina
     6.625% due 03/31/05(d)                              1,316            1,040
Republic of Korea
     8.281% due 04/08/00(d)                              1,000              918
                                                                      ----------
 Total Sovereign Issues                                                   2,294
 (Cost $2,506)                                                        ==========

--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 0.2%
--------------------------------------------------------------------------------

Commonwealth of Canada
     4.250% due 12/01/26(h)                         C$     104               70
                                                                      ----------
 Total Foreign Currency-Denominated Issues                                   70
 (Cost $70)                                                           ==========

--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.3%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
     5.750% due 11/30/02
     Strike @ 94.39 Exp. 12/02/98                    $   1,000              107
                                                                      ----------
 Total Purchased Call Options                                               107
 (Cost $79)                                                           ==========

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 15.5%
--------------------------------------------------------------------------------

Commercial Paper 10.2%
Coca-Cola Co.
     5.440% due 11/12/98                                   300              298
E.I. Du Pont de Nemours
     5.270% due 10/29/98                                 1,000              996
Federal Home Loan Mortgage Corp.
     5.240% due 10/16/98                                   200              199
     5.350% due 10/16/98                                   300              299
     5.390% due 11/06/98                                   100               99
Ford Motor Credit Corp.
     5.500% due 10/06/98                                   700              699
General Electric Capital Corp.
     5.490% due 11/18/98                                   400              397
Procter & Gamble Co.
     5.240% due 11/09/98                                   500              497
     5.310% due 12/28/98                                   400              395
                                                                      ----------
                                                                          3,879
                                                                      ==========
Repurchase Agreement 2.0%
State Street Bank
     4.750% due 10/01/98                                   766              766
                                                                      ----------
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 5.750% 10/31/02 valued at $786,450.
     Repurchase proceeds are $766,101.)

U.S. Treasury Bills 3.3%(b)(g)
     4.920% due 10/01/98-02/04/99                        1,263            1,257
                                                                      ----------

Total Short-Term Instruments                                              5,902
(Cost $5,901)                                                         ==========

Total Investments (a) 108.9%                                          $  41,219
(Cost $40,914)

Other Assets and Liabilities (Net) (8.9%)                                (3,374)
                                                                      ----------

Net Assets 100.0%                                                     $  37,845
                                                                      ==========

================================================================================

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     695

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (390)
                                                                      ----------

Unrealized appreciation-net                                           $     305
                                                                      ==========

(b) Securities with an aggregate market value of $1,256 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:


                                                                     Unrealized
                                                                  Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/00)                          1       $       3
Eurodollar December Futures (12/00)                           1               2
Eurodollar March Futures (03/01)                              1               2
Eurodollar June Futures (06/01)                               1               2
Eurodollar September Futures (09/01)                          4               7
Eurodollar December Futures (12/01)                           4               6
Eurodollar March Futures (03/02)                              4               6
Eurodollar June Futures (06/02)                               4               6
Mini S&P 500 Index (12/98)                                    4              (4)
S&P 500 Index (12/98)                                        58             229
U.S. Treasury 5 Year Note (12/98)                            21             105
U.S. Treasury 10 Year Note (12/98)                           14              62
U.S. Treasury 30 Year Bond (12/98)                           13              56
United Kingdom 90 Day LIBOR Future (03/99)                    2               2
United Kingdom 90 Day LIBOR Future (06/99)                    2               2
                                                                      ----------
                                                                      $     486
                                                                      ==========

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                        Principal
                           Amount
                       Covered by         Expiration                 Unrealized
Type                     Contract              Month               Appreciation
--------------------------------------------------------------------------------
Sell          C$              109              10/98                  $       0

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

         C$ - Canadian Dollar

(f) Swap agreements outstanding at September 30, 1998:

                                                      Notional       Unrealized
Type                                                    Amount     Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR.

Broker: Lehman Brothers
Exp. 07/31/99                                         $  6,335        $       0

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.


                                                      See accompanying notes  61

Schedule of Investments
StocksPLUS Fund
September 30, 1998 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 39.0%
--------------------------------------------------------------------------------

Banking & Finance 25.5%
Advanta National Bank
     6.125% due 01/15/99(d)                       $      2,000     $      1,990
AT&T Capital Corp.
     6.260% due 02/18/99                                10,000           10,027
     6.920% due 04/29/99                                 5,725            5,767
Bankers Trust
     5.788% due 05/11/03(d)                             20,000           20,035
Caterpillar Financial
     5.400% due 04/01/99(d)                              2,000            2,002
CIT Group, Inc.
     6.200% due 10/20/00                                10,000           10,165
Den Danske Bank
     6.000% due 06/30/00(d)                                450              451
Edison Funding
     6.000% due 09/20/99                                15,000           15,143
Ford Motor Credit Corp.
     5.480% due 11/09/98(d)                                500              500
     5.340% due 03/30/99(d)                                250              250
     5.293% due 04/05/99(d)                                340              339
     7.020% due 10/10/00                                11,000           11,418
     5.813% due 02/13/03(d)                             15,000           15,026
General Motors Acceptance Corp.
     5.330% due 03/16/99(d)                              2,000            2,004
     5.788% due 08/18/03(d)                             15,300           15,303
Goldman Sachs & Co.
     5.867% due 01/25/01(d)                             10,000           10,006
Heller Financial, Inc.
     5.830% due 09/25/00(d)                             15,500           15,519
HRPT Properties Trust
     6.288% due 07/09/99(d)                              5,000            5,001
Lehman Brothers, Inc.
     8.875% due 11/01/98                                 1,685            1,687
     5.540% due 08/11/00(d)                              9,400            9,169
MBNA Corp.
     5.992% due 10/18/99(d)                             10,000           10,006
     6.008% due 09/13/01(d)                              4,000            4,001
Merrill Lynch & Co.
     5.938% due 10/10/00(d)                              3,000            3,004
     5.919% due 02/04/03(d)                              6,000            5,989
Residential Reinsurance
     9.848% due 06/01/99(d)                              2,000            1,991
Salomon, Inc
     5.582% due 04/05/99(d)                                500              500
Salomon, Smith Barney Holdings
     5.875% due 02/01/01                                 5,000            5,041
     3.650% due 02/14/02(g)                              2,058            2,000
     5.938% due 03/26/03(d)                              5,000            4,991
Sanwa Business Credit
     6.338% due 07/13/01(d)                             10,000            9,988
                                                                   -------------
                                                                        199,313
                                                                   =============
Industrials 11.2%
Air Canada
     6.425% due 07/31/05(d)                             12,000            9,944
Black & Decker Corp.
     6.606% due 12/20/01(d)                              7,250            7,323
Cemex SA
    10.750% due 07/15/00                                 3,650            3,509
COFIRI International, Inc.
     5.987% due 10/27/00(d)                              2,000            1,995
Columbia HCA Healthcare
     6.410% due 06/15/00                                 5,000            4,909
Merita
     6.073% due 12/01/05(d)                              1,000              996
Occidental Petroleum
     5.850% due 11/09/98                                 6,000            5,996
Petroleos Mexicanos
     7.600% due 06/15/00                                 2,050            1,932
RJR Nabisco
     8.300% due 04/15/99                                 2,300            2,307
     8.000% due 07/15/01                                   500              511
TCI Communications, Inc.
     7.250% due 06/15/99(d)                             30,000           30,424
     6.140% due 04/03/02(d)                             11,600           11,718
     6.200% due 03/11/03(d)                              4,000            4,052
Tenneco, Inc.
    10.075% due 02/01/01                                 1,400            1,510
                                                                   -------------
                                                                         87,126
                                                                   =============
Utilities 2.3%
Beaver Valley Funding Corp.
     8.250% due 06/01/03                                 2,413            2,511
Niagara Mohawk Power
     7.000% due 10/01/00                                 5,000            5,061
     7.125% due 07/01/01                                 9,000            9,145
North Atlantic Energy
     9.050% due 06/01/02                                 1,220            1,293
                                                                   -------------
                                                                         18,010
                                                                   -------------
Total Corporate Bonds & Notes                                           304,449
(Cost $305,015)                                                    =============

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 1.8%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
     5.727% due 10/25/05(d)                             14,496           14,429
                                                                   -------------
Total U.S. Government Agencies                                           14,429
(Cost $14,446)                                                     =============

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 6.5%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/02(g)                             21,704           21,806
U.S. Treasury Notes
     5.750% due 11/30/02                                27,200           28,620
                                                                   -------------
Total U.S. Treasury Obligations                                          50,426
(Cost $48,997)                                                     =============

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 20.2%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 2.5%
Bank Mart
     7.457% due 03/01/19(d)(h)                           7,718            8,275
Citicorp Mortgage Securities, Inc.
     7.419% due 09/25/18(d)                                 68               68
Donaldson, Lufkin & Jenrette
     6.460% due 10/17/20(d)                                292              301
Federal National Mortgage Assn.
     7.723% due 04/25/20(d)                                 83               84
Greenwich
     7.127% due 10/25/22(d)                                 28               28
PaineWebber Mortgage
     6.511% due 02/25/01(d)                              1,277            1,279
Prudential Home
     7.050% due 05/25/24                                   467              468
Red Mountain Funding Corp.
     6.450% due 11/28/27                                    11               11
Residential Funding
     6.196% due 03/25/18(d)                              2,873            2,876
Resolution Trust Corp.
     7.588% due 01/25/20(d)                                759              784
     7.227% due 05/25/21(d)                                 55               55
     6.518% due 09/25/21(d)                                984              981
     8.000% due 07/25/24                                 3,157            3,221
     6.588% due 05/25/29(d)                                422              423
Structured Asset Securities Corp.
     7.750% due 02/25/28                                   756              771
                                                                   -------------
                                                                         19,625
                                                                   =============
Federal Home Loan Mortgage Corporation 4.6%
     6.764% due 07/01/19(d)                              1,805            1,837
     7.370% due 06/01/22(d)                                682              710
     7.500% due 10/14/28                                30,000           30,909
     7.635% due 12/01/22(d)                                994            1,031
     8.500% due 06/01/12-06/01/25(f)                     1,512            1,571
                                                                   -------------
                                                                         36,058
                                                                   =============

62  See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

Federal National Mortgage Association 2.2%
     6.130% due 05/01/17(d)                        $       375     $        379
     6.131% due 04/01/18-05/01/36(d)(f)                  7,309            7,396
     6.132% due 08/01/29-11/01/35(d)(f)                  1,062            1,075
     6.143% due 05/01/36(d)                              7,041            7,141
     6.153% due 07/01/18(d)                                650              657
     7.373% due 05/01/22(d)                                446              452
                                                                    ------------
                                                                         17,100
                                                                    ============
Government National Mortgage Association 10.2%
     6.000% due 12/20/27(d)                              8,971            9,102
     6.500% due 01/20/28-10/21/28(d)(f)                 55,195           56,421
     6.875% due 02/20/26-05/20/26(d)(f)                 10,844           11,019
     7.000% due 09/20/22(d)                              2,160            2,210
                                                                    ------------
                                                                         78,752
                                                                    ============
Other Mortgage-Backed Securities 0.6%
California Federal Savings & Loan
     6.645% due 01/01/19(d)                                 48               48
Fund America
     7.415% due 06/25/23(d)                                183              191
General Electric Capital Mortgage
     6.300% due 09/25/23                                 2,000            2,030
Great Western Savings & Loan
     6.381% due 01/25/18(d)                                 81               82
J.P. Morgan & Co.
     6.999% due 01/25/18(d)                                716              718
Resolution Trust Corp.
     7.048% due 12/25/23(d)                                 29               29
Structured Asset Securities Corp.
     6.845% due 09/25/36(d)                              1,346            1,376
Western Federal Savings & Loan
     6.537% due 10/25/18(d)                                199              200
     6.895% due 03/25/19(d)                                 50               50
     6.631% due 06/25/19(d)                                292              292
                                                                    ------------
                                                                          5,016
                                                                    ============
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
   992.576% due 07/15/16                                    51              245
Federal National Mortgage Assn. (IO)
     6.000% due 11/25/00                                   633               28
     7.000% due 07/25/06                                   469               47
     6.500% due 02/25/21(d)                              5,088              512
     7.000% due 07/25/21                                 1,090               97
                                                                    ------------
                                                                            929
                                                                    ------------
Total Mortgage-Backed Securities                                        157,480
(Cost $155,668)                                                     ============

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 2.1%
--------------------------------------------------------------------------------

Community Trust Bancorp, Inc.
     6.500% due 09/15/03                                 3,306            3,328
Green Tree Financial Group
     6.420% due 04/15/28                                 2,170            2,181
     6.220% due 02/15/29                                10,445           10,499
                                                                    ------------
Total Asset-Backed Securities                                            16,008
(Cost $15,925)                                                      ============

--------------------------------------------------------------------------------
  SOVEREIGN ISSUES 4.9%
--------------------------------------------------------------------------------

Republic of Argentina
     6.625% due 03/31/05(d)                             17,014           13,441
     8.726% due 04/10/05(d)                              7,000            6,038
Republic of Korea
     8.031% due 04/07/99(d)                             10,000            9,588
United Mexican States
     7.002% due 06/27/02(d)                             10,000            9,210
                                                                    ------------
 Total Sovereign Issues                                                  38,277
 (Cost $42,173)                                                     ============

--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 1.1%
--------------------------------------------------------------------------------

Commonwealth of Canada
     4.250% due 12/01/26(g)                       C$     5,205      $     3,511
Commonwealth of New Zealand
     4.500% due 02/15/16(g)                       N$     9,750            5,131
Kingdom of Sweden
    10.250% due 05/05/00                          SK     1,000              138
                                                                    ------------
Total Foreign Currency-Denominated Issues                                 8,780
(Cost $10,494)                                                      ============

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 37.2%
--------------------------------------------------------------------------------

Commercial Paper 28.7%
Canadian Wheat Board
     5.450% due 12/11/98                           $     4,000            3,958
Coca-Cola Co.
     5.420% due 11/06/98                                10,000            9,946
E.I. Du Pont de Nemours
     5.490% due 10/07/98                                26,100           26,076
     5.430% due 11/03/98                                 6,000            5,970
     5.250% due 11/04/98                                 2,500            2,488
Federal Home Loan Mortgage Corp.
     5.460% due 10/16/98                                10,000            9,977
Florida Power Corp.
     5.490% due 10/19/98                                 4,200            4,188
Ford Motor Credit Corp.
     5.510% due 10/09/98                                 7,000            6,991
General Electric Capital Corp.
     5.520% due 10/01/98                                14,000           14,000
     5.470% due 11/06/98                                 5,000            4,973
     5.500% due 11/13/98                                 2,800            2,782
     5.500% due 11/18/98                                 3,100            3,077
General Motors Acceptance Corp.
     5.520% due 10/29/98                                 5,900            5,875
     5.500% due 11/18/98                                 1,000              993
IBM Credit Corp.
     5.560% due 10/07/98                                 3,500            3,497
     5.480% due 11/24/98                                 1,800            1,785
KFW International Finance, Inc.
     5.490% due 10/09/98                                20,800           20,775
     5.390% due 10/28/98                                10,000            9,959
Motorola, Inc.
     5.490% due 10/06/98                                10,000            9,992
     5.480% due 10/13/98                                 1,800            1,797
     5.490% due 10/19/98                                 7,000            6,981
     5.480% due 12/03/98                                 5,900            5,845
National Rural Utilities Cooperative
     5.490% due 10/28/98                                 2,600            2,589
     5.500% due 10/29/98                                 1,700            1,693
     5.420% due 12/07/98                                 4,500            4,456
New Center Asset Trust
     5.530% due 11/13/98                                 7,000            6,954
     5.490% due 12/17/98                                 2,200            2,175
Pfizer, Inc.
     5.500% due 10/20/98                                 5,100            5,085
     5.490% due 10/30/98                                10,000            9,956
Procter & Gamble Co.
     5.240% due 11/09/98                                 7,000            6,960
     5.480% due 11/12/98                                 3,400            3,378
SBC Communications, Inc.
     5.290% due 11/06/98                                 4,900            4,874
Washington Post
     5.510% due 10/23/98                                 4,200            4,186
Wisconsin Electric Power & Light
     5.290% due 10/21/98                                 9,400            9,372
                                                                    ------------
                                                                        223,603
                                                                    ============

                                                     See accompanying notes   63

StocksPlUS Fund
September 30, 1998 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

Repurchase Agreements 1.4%
State Street Bank
     4.750% due 10/01/98                             $   1,068        $   1,068
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 7.750% 12/31/99 valued at $1,093,057.
     Repurchase proceeds are $1,068,141.)

First Boston
     5.150% due 10/01/98                                10,000           10,000
     (Dated 09/30/98. Collateralized by U.S. Treasury
     Note 4.500% 09/30/00 valued at $10,250,448.
     Repurchase proceeds are $10,001,430.)                            ----------
                                                                         11,068
                                                                      ==========
U.S. Treasury Bills (b)(f) 7.1%
     4.745% due 10/01/98-02/04/99                       55,863           55,463
                                                                      ----------

Total Short-Term Instruments                                            290,134
(Cost $290,127)                                                       ==========

Total Investments (a) 112.8%                                          $ 879,983
(Cost $882,845)

Other Assets and Liabilities (Net) (12.8%)                              (99,527)
                                                                      ----------

Net Assets 100.0%                                                     $ 780,456
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   5,259

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (8,121)
                                                                      ----------

Unrealized depreciation-net                                           $  (2,862)
                                                                      ----------

(b) Securities with an aggregate market value of $55,463 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
                                                     Contracts     Appreciation
--------------------------------------------------------------------------------
S&P 500 Index (12/98)                                    2,623        $   5,008
United Kingdom 90 Day LIBOR Future (03/99)                   8                6
United Kingdom 90 Day LIBOR Future (06/99)                  58               57
                                                                      ----------
                                                                      $   5,071
                                                                      ==========

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                             Principal
                                Amount                               Unrealized
                            Covered by         Expiration          Appreciation/
Type                          Contract              Month         (Depreciation)
--------------------------------------------------------------------------------
Sell            C$               5,545              10/98             $      14
Sell            N$               9,711              12/98                   (77)
Sell            SK               1,843              10/98                    (2)
                                                                      ----------
                                                                      $     (65)
                                                                      ==========

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

         C$ -  Canadian Dollar
         N$ -  New Zealand Dollar
         SK -  Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Restricted security.


64  See accompanying notes

Financial Highlights


                                                                                         Real Return                   Total Return
Selected per share data for the                           Short-Term     Low Duration    Bond           Total Return   Mortgage
period ended September 30, 1998                           Fund (a) (b)   Fund (a) (b)    Fund (a) (b)   Fund (a) (b)   Fund (a) (b)
                                                          -------------  --------------  -------------  -------------  -------------
Net Asset Value Beginning of Period                       $     10.07    $      10.19    $     9.77     $    10.66     $     10.27
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Investment Income (c)                                        0.26            0.30          0.26           0.29            0.27
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Realized / Unrealized Gain (Loss) on Investments (c)        (0.03)           0.10          0.15           0.44            0.18
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Total Income from Investment Operations                          0.23            0.40          0.41           0.73            0.45
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Dividends from Net Investment Income                            (0.26)          (0.30)        (0.26)         (0.30)          (0.26)
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Total Distributions                                             (0.26)          (0.30)        (0.26)         (0.30)          (0.26)
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Asset Value End of Period                             $     10.04    $      10.29    $     9.92     $    11.09     $     10.46
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Total Return                                                     2.58%           4.24%         4.33%          7.52%           4.88%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Assets End of Period (000s)                           $       408    $      1,715    $      108     $    4,909      $      104
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Ratio of Expenses to Average Net Assets+                         0.74%           0.75%         0.92%          0.75%           0.90%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Ratio of Net Investment Income (Loss)
   to Average Net Assets+                                        5.46%           6.12%         5.43%          5.65            5.31%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Portfolio Turnover Rate                                            49%            128%          445%           103%            102%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------

                                                                         Municipal       Foreign        Strategic
Selected per share data for the                           High Yield     Bond            Bond           Balanced       StocksPLUS
period ended September 30, 1998                           Fund (a) (b)   Fund (a) (b)    Fund (a) (b)   Fund (a) (b)   Fund (a) (b)
                                                          -------------  --------------  -------------  -------------  -------------
Net Asset Value Beginning of Period                       $    11.68     $    9.98       $  10.83       $  12.72       $  14.10
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Investment Income (c)                                       0.44          0.19           0.29           0.14           0.20
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Realized / Unrealized Gain (Loss) on Investments (c)       (0.53)         0.27           0.10          (0.52)         (1.21)
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Total Income (Loss) from Investment Operations                 (0.09)         0.46           0.39          (0.38)         (1.01)
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Dividends from Net Investment Income                           (0.44)        (0.19)         (0.27)         (0.13)         (0.17)
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Total Distributions                                            (0.44)        (0.19)         (0.27)         (0.13)         (0.17)
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Asset Value End of Period                             $    11.15     $   10.25       $  10.95       $  12.21       $  12.92
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Total Return                                                   (0.46)%        4.85%          4.66%         (2.09)%        (7.15)%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Net Assets End of Period (000s)                           $    1,242     $     105       $  4,247       $     98       $    399
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Ratio of Expenses to Average Net Assets+                        0.89%         0.84%          0.94%          1.06%          1.04%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Ratio of Net Investment Income (Loss)
   to Average Net Assets+                                       8.06%         3.94%          5.81%          2.38%          3.09%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------
Portfolio Turnover Rate                                           30%           41%           161%            21%            63%
--------------------------------------------------------  -------------  --------------  -------------  -------------  -------------

+ Annualized
(a) Unaudited
(b) Commenced operations on April 8, 1998.
(c) Per share amounts based on average number of shares outstanding during the period.


                                                     See accompanying notes   65

Statement of Assets and Liabilities

September 30, 1998 (Unaudited)

Amounts in thousands, except per share amounts       Short-Term Fund   Low Duration Fund   Real Return Bond Fund   Total Return Fund
                                                     ---------------   -----------------   ---------------------   -----------------

Assets:

Investments, at value                                $       414,245   $       4,095,023   $              18,908   $      27,642,164
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Cash and foreign currency                                          0              16,995                      12              38,121
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Receivable for investments and foreign currency
 sold                                                          2,777              13,661                   1,327              41,842
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Receivable for Fund shares sold                                4,703              45,520                      47              84,686
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Variation margin receivable                                        7               2,434                       0              66,083
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Interest and dividends receivable                              3,512              37,315                     127             231,555
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Other assets                                                     251               4,259                      20                   0
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
                                                             425,495           4,215,207                  20,441          28,104,451
==================================================   ===============   =================   =====================   =================

Liabilities:

Payable for investments and foreign currency
 purchased                                           $        22,739   $         683,192   $               9,386   $       5,368,211
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Notes payable                                                      0                   0                       0                   0
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Written options outstanding                                        0               3,013                       1              51,236
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Payable for Fund shares redeemed                                 522              32,120                       8             260,212
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Dividends payable                                                241               3,101                      10              23,550
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued investment advisor's fee                                 102                 721                       2               4,684
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued administrator's fee                                       90                 570                       3               3,668
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued distribution fee                                           5                  80                       3                 729
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued servicing fee                                             14                  58                       1                 336
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Variation margin payable                                           0                   0                       0                   0
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Other liabilities                                                  3                 149                       0              25,762
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
                                                              23,716             723,004                   9,414           5,738,388
==================================================   ===============   =================   =====================   =================

Net Assets                                           $       401,779   $       3,492,203   $              11,027   $      22,366,063
==================================================   ===============   =================   =====================   =================

Net Assets Consist of:

Paid in capital                                      $       401,406   $       3,430,476   $              10,998   $      21,160,678
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Undistributed (overdistributed) net investment
 income                                                          696                 802                       0             111,594
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accumulated undistributed net realized gain (loss)              (325)               (535)                   (129)            609,836
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Net unrealized appreciation (depreciation)                         2              61,460                     158             483,955
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
                                                     $       401,779   $       3,492,203   $              11,027   $      22,366,063
==================================================   ===============   =================   =====================   =================

Net Assets:

Class D                                                          408               1,715                     108               4,909
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Other Classes                                                401,371           3,490,488                  10,919          22,361,154
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------

Shares Issued and Outstanding:

Class D                                                           41                 167                      11                 443
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding):

Class D                                              $         10.04   $           10.29   $                9.92   $           11.09
--------------------------------------------------   ---------------   -----------------   ---------------------   -----------------

Cost of Investments Owned                            $       414,568   $       4,054,100   $              18,821   $      27,332,479
==================================================   ===============   =================   =====================   =================
Cost of Foreign Currency Held                        $             0   $           6,149   $                   0   $          37,146
==================================================   ===============   =================   =====================   =================


66  See accompanying notes

Statement of Assets and Liabilities

September 30, 1998 (Unaudited)

                                                    Total Return
Amounts in thousands, except per share amounts      Mortgage Fund     High Yield Fund     Municipal Bond Fund     Foreign Bond Fund
                                                    ---------------   -----------------   ---------------------   -----------------
Assets:

Investments, at value                               $         4,400   $       2,460,519   $              56,148   $       1,020,068
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Cash and foreign currency                                         1                 661                      58               2,514
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Receivable for investments and foreign currency
 sold                                                             2                 211                     104             226,285
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Receivable for Fund shares sold                                   0               9,767                     311               1,412
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Variation margin receivable                                       0                   0                       0                   0
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Interest and dividends receivable                                38              48,317                     787              21,098
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Other assets                                                      2                   0                       0               1,226
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
                                                              4,443           2,519,475                  57,408           1,272,603
=================================================   ===============   =================   =====================   =================

Liabilities:

Payable for investments and foreign currency
 purchased                                          $           567   $          43,306   $                 105   $         709,019
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Notes payable                                                     0                   0                       0                   0
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Written options outstanding                                       0                   0                       0                   0
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Payable for Fund shares redeemed                                  0               1,589                      28               1,233
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Dividends payable                                                 0               2,613                      44                 606
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued investment advisor's fee                                  1                 508                      12                 115
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued administrator's fee                                       1                 577                      16                 127
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued distribution fee                                          0                 318                      19                  26
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accrued servicing fee                                             0                 115                      10                  14
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Variation margin payable                                          0                   0                       0                   0
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Other liabilities                                                 0                 316                      14                 159
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
                                                                569              49,342                     248             711,299
=================================================   ===============   =================   =====================   =================

Net Assets                                          $         3,874   $       2,470,133   $              57,160   $         561,304
=================================================   ===============   =================   =====================   =================


Net Assets Consist of:

Paid in capital                                     $         3,714   $       2,565,118   $              53,651   $         533,190
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Undistributed (overdistributed) net investment
 income                                                          24              (2,527)                     (1)             21,778
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Accumulated undistributed net realized gain
 (loss)                                                          12             (45,696)                     14              (2,617)
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Net unrealized appreciation (depreciation)                      124             (46,762)                  3,496               8,953
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------

                                                    $         3,874   $       2,470,133   $              57,160   $         561,304
=================================================   ===============   =================   =====================   =================

Net Assets:

Class D                                                         104               1,242                     105               4,247
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------
Other Classes                                                 3,770           2,468,891                  57,055             557,057
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------

Shares Issued and Outstanding:

Class D                                                          10                 111                      10                 388
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding):

Class D                                             $         10.46   $           11.15   $               10.25   $           10.95
-------------------------------------------------   ---------------   -----------------   ---------------------   -----------------

Cost of Investments Owned                           $         4,278   $       2,507,419   $              52,652   $         997,628
=================================================   ===============   =================   =====================   =================
Cost of Foreign Currency Held                       $             0   $               0   $                   0   $           1,165
=================================================   ===============   =================   =====================   =================


Amounts in thousands, except per share amounts       Strategic Balanced Fund     StocksPLUS Fund
                                                     ------------------------    ---------------
Assets:

Investments, at value                                $                 41,219    $       879,983
-------------------------------------------------    ------------------------    ---------------
Cash and foreign currency                                                  26                  0
-------------------------------------------------    ------------------------    ---------------
Receivable for investments and foreign currency
 sold                                                                      19              1,911
-------------------------------------------------    ------------------------    ---------------
Receivable for Fund shares sold                                             0              3,021
-------------------------------------------------    ------------------------    ---------------
Variation margin receivable                                                 0                  0
-------------------------------------------------    ------------------------    ---------------
Interest and dividends receivable                                         689             11,804
-------------------------------------------------    ------------------------    ---------------
Other assets                                                                1                553
-------------------------------------------------    ------------------------    ---------------
                                                                       41,954            897,272
=================================================    ========================    ===============

Liabilities:

Payable for investments and foreign currency
 purchased                                           $                  3,618    $        94,613
-------------------------------------------------    ------------------------    ---------------
Notes payable                                                               0                  0
-------------------------------------------------    ------------------------    ---------------
Written options outstanding                                                 0                  0
-------------------------------------------------    ------------------------    ---------------
Payable for Fund shares redeemed                                            0                812
-------------------------------------------------    ------------------------    ---------------
Dividends payable                                                           0                  0
-------------------------------------------------    ------------------------    ---------------
Accrued investment advisor's fee                                           13                260
-------------------------------------------------    ------------------------    ---------------
Accrued administrator's fee                                                 8                206
-------------------------------------------------    ------------------------    ---------------
Accrued distribution fee                                                    0                142
-------------------------------------------------    ------------------------    ---------------
Accrued servicing fee                                                       0                 73
-------------------------------------------------    ------------------------    ---------------
Variation margin payable                                                  470             20,667
-------------------------------------------------    ------------------------    ---------------
Other liabilities                                                           0                 43
-------------------------------------------------    ------------------------    ---------------
                                                                        4,109            116,816
=================================================    ========================    ===============

Net Assets                                           $                 37,845            780,456
=================================================    ========================    ===============

Net Assets Consist of:

Paid in capital                                      $                 35,038            763,123
-------------------------------------------------    ------------------------    ---------------
Undistributed (overdistributed) net investment
 income                                                                 2,037             43,968
-------------------------------------------------    ------------------------    ---------------
Accumulated undistributed net realized gain
 (loss)                                                                   (37)           (29,410)
-------------------------------------------------    ------------------------    ---------------
Net unrealized appreciation (depreciation)                                807              2,775
-------------------------------------------------    ------------------------    ---------------
                                                     $                 37,845    $       780,456
=================================================    ========================    ===============

Net Assets:

Class D                                                                    98                399
-------------------------------------------------    ------------------------    ---------------
Other Classes                                                          37,747            780,057
-------------------------------------------------    ------------------------    ---------------

Shares Issued and Outstanding:

Class D                                                                     8                 31
-------------------------------------------------    ------------------------    ---------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding):

Class D                                              $                  12.21    $         12.92
-------------------------------------------------    ------------------------    ---------------

Cost of Investments Owned                            $                 40,914    $       882,845
=================================================    ========================    ---------------
Cost of Foreign Currency Held                        $                     25    $         1,867
=================================================    ========================    ===============

                                                      See accompanying notes  67

Statement of Operations

For the six months ended September 30, 1998 (Unaudited)

                                                                                              Real Return
Amounts in thousands                                 Short-Term Fund      Low Duration Fund   Bond Fund           Total Return Fund
                                                     -------------------  ------------------  ------------------  ------------------
Investment Income:
Interest                                             $           13,399   $         111,564   $             345   $         664,267
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Dividends                                                             0               1,546                   0               1,887
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
   Total Income                                                  13,399             113,110                 345             666,154
===================================================  ===================  ==================  ==================  ==================

Expenses:
Investment advisory fees                                            538               4,069                  14              25,346
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Administration fees                                                 465               3,192                  17              19,734
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Servicing fees - Class D                                              0                   1                   0                   2
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Distribution and/or servicing fees - Other Classes                   82                 711                  21               5,176
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Trustees' fees                                                        2                  12                   0                  77
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Miscellaneous                                                         0                   6                   1                  24
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
   Total Expenses                                                 1,087               7,991                  53              50,359
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------

Net Investment Income (Loss)                                     12,312             105,119                 292             615,795
===================================================  ===================  ==================  ==================  ==================

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                            (738)             (8,258)                (51)             64,756
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Net realized gain (loss) on
   futures contracts and written options                             27               5,063                  (3)            462,352
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Net realized gain (loss) on foreign currency
   transactions                                                     471               2,676                  (9)             42,579
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Net change in unrealized appreciation
   (depreciation) on investments                                   (454)             20,497                 188             166,622
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Net change in unrealized appreciation
   (depreciation) on futures contracts and written
    options                                                          13              15,929                  54             208,283
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------
Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities denominated in foreign currencies                   (119)                 93                 (10)            (16,194)
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------

   Net Gain                                                        (800)             36,000                 169             928,398
---------------------------------------------------  -------------------  ------------------  ------------------  ------------------

Net Increase (Decrease) in Assets
   Resulting from Operations                         $           11,512   $         141,119   $             461   $       1,544,193
===================================================  ===================  ==================  ==================  ==================

68  See accompanying notes

                                                               Total Return
Amounts in thousands                                           Mortgage Fund        High Yield Fund        Municipal Bond Fund
                                                               -------------------  ---------------------  ---------------------
Investment Income:
Interest                                                       $              116   $            105,276   $                722
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Dividends                                                                       0                  2,634                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
   Total Income                                                               116                107,910                    722
=============================================================  ===================  =====================  =====================

Expenses:
Investment advisory fees                                                        5                  3,040                     37
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Administration fees                                                             5                  3,449                     49
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Servicing fees - Class D                                                        0                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Distribution and/or servicing fees - Other Classes                              0                  2,556                     88
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Trustees' fees                                                                  0                      9                      1
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Miscellaneous                                                                   0                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
   Total Expenses                                                              10                  9,054                    175
-------------------------------------------------------------  -------------------  ---------------------  ---------------------

Net Investment Income (Loss)                                                  106                 98,856                    547
=============================================================  ===================  =====================  =====================

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                        17                 10,386                     14
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net realized gain (loss) on
   futures contracts and written options                                        0                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net realized gain (loss) on foreign currency transactions                       0                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net change in unrealized appreciation
   (depreciation) on investments                                               63               (122,256)                 1,170
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net change in unrealized appreciation
   (depreciation) on futures contracts and written options                      0                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities denominated in foreign currencies                                0                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------

   Net Gain                                                                    80               (111,870)                 1,184
-------------------------------------------------------------  -------------------  ---------------------  ---------------------

Net Increase (Decrease) in Assets
   Resulting from Operations                                   $              186   $            (13,014)  $              1,731
=============================================================  ===================  =====================  =====================


                                                                                    Strategic
Amounts in thousands                                           Foreign Bank Fund    Balanced Fund          StocksPLUS Fund
                                                               -------------------  ---------------------  ---------------------
Investment Income:
Interest                                                       $           16,223   $                621   $             13,025
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Dividends                                                                       0                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
   Total Income                                                            16,223                    621                 13,025
=============================================================  ===================  =====================  =====================

Expenses:
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Investment advisory fees                                                      621                     78                  1,492
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Administration fees                                                           673                     50                  1,170
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Servicing fees - Class D                                                        2                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Distribution and/or servicing fees - Other Classes                            194                      0                  1,162
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Trustees' fees                                                                  2                      0                      3
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Miscellaneous                                                                   7                      0                      0
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
   Total Expenses                                                           1,499                    128                  3,827
-------------------------------------------------------------  -------------------  ---------------------  ---------------------

Net Investment Income (Loss)                                               14,724                    493                  9,198
=============================================================  ===================  =====================  =====================

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                    10,754                    (29)                  (517)
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net realized gain (loss) on
   futures contracts and written options                                    2,452                 (1,606)               (61,381)
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net realized gain (loss) on foreign currency transactions                 (15,760)                     5                    905
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net change in unrealized appreciation
   (depreciation) on investments                                           32,061                    143                 (2,511)
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net change in unrealized appreciation
   (depreciation) on futures contracts and written options                   (280)                   238                 (5,378)
-------------------------------------------------------------  -------------------  ---------------------  ---------------------
Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities denominated in foreign currencies                          (19,860)                     1                   (192)
-------------------------------------------------------------  -------------------  ---------------------  ---------------------

   Net Gain                                                                 9,367                 (1,248)               (69,074)
-------------------------------------------------------------  -------------------  ---------------------  ---------------------

Net Increase (Decrease) in Assets
   Resulting from Operations                                   $           24,091   $               (755)  $            (59,876)
=============================================================  ===================  =====================  =====================

                                                                                                     See accompanying notes   69

Statement of Changes in Net Assets


Amounts in thousands                                      Short-Term Fund                       Low Duration Fund
                                                          ----------------------------------    ------------------------------------
                                                            Six Months Ended      Year Ended      Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:                   September 30, 1998  March 31, 1998    September 30, 1998    March 31, 1998
                                                                 (Unaudited)                           (Unaudited)
Operations:
Net investment income (loss)                              $          12,312   $      11,861     $         105,119     $     188,536
------------------------------------------------------    ----------------------------------    ------------------------------------
Net realized gain (loss)                                               (240)            922                  (519)           25,424
------------------------------------------------------    ----------------------------------    ------------------------------------
Net change in unrealized appreciation (depreciation)                   (560)            455                36,519            38,823
------------------------------------------------------    ----------------------------------    ------------------------------------
Net increase (decrease) resulting from operations                    11,512          13,238               141,119           252,783
======================================================    ==================================    ====================================

Distributions to Shareholders:
From net investment income
   Class D                                                               (5)              0                   (22)                0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                    (12,352)        (11,653)             (105,031)         (181,504)
------------------------------------------------------    ----------------------------------    ------------------------------------
In excess of net investment income
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0            (209)                    0            (6,360)
------------------------------------------------------    ----------------------------------    ------------------------------------
From net realized capital gains
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0            (283)                    0            (8,459)
------------------------------------------------------    ----------------------------------    ------------------------------------
In excess of net realized capital gains
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------

Total Distributions                                                 (12,357)        (12,145)             (105,053)         (196,323)
======================================================    ==================================    ====================================

Fund Share Transactions:

Receipts for shares sold
   Class D                                                              403               0                 1,868                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                    593,853         370,532             1,478,854         1,928,399
------------------------------------------------------    ----------------------------------    ------------------------------------
Issued in reorganization
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
Issued as reinvestment of distributions
   Class D                                                                5               0                    21                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                      7,426           9,805                88,302           164,695
------------------------------------------------------    ----------------------------------    ------------------------------------
Cost of shares redeemed
   Class D                                                                0               0                  (192)                0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                   (409,259)       (336,268)           (1,114,354)       (2,096,731)
------------------------------------------------------    ----------------------------------    ------------------------------------
Net increase (decrease) resulting from Fund
     share transactions                                             192,428          44,069               454,499            (3,637)
------------------------------------------------------    ----------------------------------    ------------------------------------

Total Increase (Decrease) in Net Assets                             191,583          45,162               490,565            52,823
======================================================    ==================================    ====================================

Net Assets:

Beginning of period                                                 210,196         165,034             3,001,638         2,948,815
------------------------------------------------------    ----------------------------------    ------------------------------------
End of period *                                           $         401,779   $     210,196     $       3,492,203     $   3,001,638
------------------------------------------------------    ----------------------------------    ------------------------------------

*Including net undistributed (overdistributed)
     investment income of:                                $             696   $         741     $             802     $         736
------------------------------------------------------    ----------------------------------    ------------------------------------



                                                          Real Return Bond Fund
                                                          ----------------------------------
                                                            Six Months Ended      Year Ended
                                                          September 30, 1998  March 31, 1998
                                                                 (Unaudited)

Operations:
Net investment income (loss)                              $             292   $         317
------------------------------------------------------    ----------------------------------
Net realized gain (loss)                                                (63)             52
------------------------------------------------------    ----------------------------------
Net change in unrealized appreciation (depreciation)                    232             (21)
------------------------------------------------------    ----------------------------------
Net increase (decrease) resulting from operations                       461             348
======================================================    ==================================

Distributions to Shareholders:

From net investment income
   Class D                                                               (3)              0
------------------------------------------------------    ----------------------------------
   Other Classes                                                       (289)           (319)
------------------------------------------------------    ----------------------------------
In excess of net investment income
   Class D                                                                0               0
------------------------------------------------------    ----------------------------------
   Other Classes                                                          0             (23)
------------------------------------------------------    ----------------------------------
From net realized capital gains
   Class D                                                                0               0
------------------------------------------------------    ----------------------------------
   Other Classes                                                          0             (99)
------------------------------------------------------    ----------------------------------
In excess of net realized capital gains
   Class D                                                                0               0
------------------------------------------------------    ----------------------------------
   Other Classes                                                          0               0
------------------------------------------------------    ----------------------------------

Total Distributions                                                    (292)           (441)
======================================================    ==================================

Fund Share Transactions:
Receipts for shares sold
   Class D                                                              104               0
------------------------------------------------------    ----------------------------------
   Other Classes                                                      4,881           8,224
------------------------------------------------------    ----------------------------------
Issued in reorganization
   Class D                                                                0               0
------------------------------------------------------    ----------------------------------
   Other Classes                                                          0               0
------------------------------------------------------    ----------------------------------
Issued as reinvestment of distributions
   Class D                                                                3               0
------------------------------------------------------    ----------------------------------
   Other Classes                                                        232             424
------------------------------------------------------    ----------------------------------
Cost of shares redeemed
   Class D                                                                0               0
------------------------------------------------------    ----------------------------------
   Other Classes                                                     (2,244)         (6,969)
------------------------------------------------------    ----------------------------------
Net increase (decrease) resulting from Fund
     share transactions                                               2,976           1,679
------------------------------------------------------    ----------------------------------

Total Increase (Decrease) in Net Assets                               3,145           1,586
======================================================    ==================================

Net Assets:
Beginning of period                                                   7,882           6,296
------------------------------------------------------    ----------------------------------
End of period *                                           $          11,027   $       7,882
------------------------------------------------------    ----------------------------------

*Including net undistributed (overdistributed)
     investment income of:                                $               0   $         (25)
------------------------------------------------------    ----------------------------------


70   See accompanying notes




Amounts in thousands                                      Total Return Fund                     Total Return Mortgage Fund
                                                          ----------------------------------    ------------------------------------
                                                            Six Months Ended      Year Ended      Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:                   September 30, 1998  March 31, 1998    September 30, 1998    March 31, 1998
                                                                 (Unaudited)                           (Unaudited)
Net investment income (loss)                              $         615,795   $     920,708     $             106     $         140
------------------------------------------------------    ----------------------------------    ------------------------------------
Net realized gain (loss)                                            569,687         644,154                    17                22
------------------------------------------------------    ----------------------------------    ------------------------------------
Net change in unrealized appreciation (depreciation)                358,711         196,253                    63                61
------------------------------------------------------    ----------------------------------    ------------------------------------
Net increase (decrease) resulting from operations                 1,544,193       1,761,115                   186               223
======================================================    ==================================    ====================================

Distributions to Shareholders:

From net investment income
   Class D                                                              (52)              0                    (3)                0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                   (615,909)       (895,430)                 (104)             (140)
------------------------------------------------------    ----------------------------------    ------------------------------------
In excess of net investment income
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0         (24,596)                    0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
From net realized capital gains
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0        (404,172)                    0                (2)
------------------------------------------------------    ----------------------------------    ------------------------------------
In excess of net realized capital gains
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------

Total Distributions                                                (615,961)     (1,324,198)                 (107)             (142)
======================================================    ==================================    ====================================

Fund Share Transactions:

Receipts for shares sold
   Class D                                                            4,873               0                   100                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                  5,557,611       7,212,259                     0             3,365
------------------------------------------------------    ----------------------------------    ------------------------------------
Issued in reorganization
   Class D                                                                0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                          0               0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
Issued as reinvestment of distributions
   Class D                                                               52               0                     3                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                    490,317       1,101,884                   104               142
------------------------------------------------------    ----------------------------------    ------------------------------------
Cost of shares redeemed
   Class D                                                             (159)              0                     0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
   Other Classes                                                 (2,706,574)     (3,858,055)                    0                 0
------------------------------------------------------    ----------------------------------    ------------------------------------
Net increase (decrease) resulting from Fund
     share transactions                                           3,346,120       4,456,088                   207             3,507
------------------------------------------------------    ----------------------------------    ------------------------------------

Total Increase (Decrease) in Net Assets                           4,274,352       4,893,005                   286             3,588
======================================================    ==================================    ====================================

Net Assets:

Beginning of period                                              18,091,711      13,198,706                 3,588                 0
------------------------------------------------------    ----------------------------------    ------------------------------------

End of period *                                           $      22,366,063   $  18,091,711     $           3,874     $       3,588
------------------------------------------------------    ----------------------------------    ------------------------------------

*Including net undistributed (overdistributed)
     investment income of:                                $         111,594   $     111,760     $              25     $          25
------------------------------------------------------    ----------------------------------    ------------------------------------



Amounts in thousands                                    High Yield Fund                       Municipal Bond Fund
                                                        ----------------------------------    --------------------------------------
                                                          Six Months Ended      Year Ended      Six Months Ended         Period from
Increase (Decrease) in Net Assets from:                 September 30, 1998  March 31, 1998    September 30, 1998   December 31, 1998
                                                               (Unaudited)                           (Unaudited)      March 31, 1987
Net investment income (loss)                            $          98,856   $     120,838     $             547    $             33
----------------------------------------------------    ----------------------------------    --------------------------------------
Net realized gain (loss)                                           10,386          17,622                    14                  (1)
----------------------------------------------------    ----------------------------------    --------------------------------------
Net change in unrealized appreciation (depreciation)             (122,256)         53,329                 1,170                  (9)
----------------------------------------------------    ----------------------------------    --------------------------------------
Net increase (decrease) resulting from operations                 (13,014)        191,789                 1,731                  23
====================================================    ==================================    ======================================

Distributions to Shareholders:

From net investment income
   Class D                                                            (15)              0                    (2)                  0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                  (98,839)       (121,295)                 (545)                (33)
----------------------------------------------------    ----------------------------------    --------------------------------------
In excess of net investment income
   Class D                                                              0               0                     0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                        0               0                     0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
From net realized capital gains
   Class D                                                              0               0                     0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                        0               0                     0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
In excess of net realized capital gains
   Class D                                                              0               0                     0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                        0         (12,239)                    0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------

Total Distributions                                               (98,854)       (133,534)                 (547)                (33)
====================================================    ==================================    ======================================

Fund Share Transactions:

Receipts for shares sold
   Class D                                                          1,357               0                   100                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                  698,436       1,353,365                 8,576               3,000
----------------------------------------------------    ----------------------------------    --------------------------------------
Issued in reorganization
   Class D                                                              0               0                     0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                        0               0                47,296                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
Issued as reinvestment of distributions
   Class D                                                             15               0                     2                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                   83,519         111,435                   402                  33
----------------------------------------------------    ----------------------------------    --------------------------------------
Cost of shares redeemed
   Class D                                                           (114)              0                     0                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
   Other Classes                                                 (411,872)       (361,760)               (3,423)                  0
----------------------------------------------------    ----------------------------------    --------------------------------------
Net increase (decrease) resulting from Fund
     share transactions                                           371,341       1,103,040                52,953               3,033
----------------------------------------------------    ----------------------------------    --------------------------------------

Total Increase (Decrease) in Net Assets                           259,473       1,161,295                54,137               3,023
====================================================    ==================================    ======================================

Net Assets:

Beginning of period                                             2,210,660       1,049,365                 3,023                   0
----------------------------------------------------    ----------------------------------    --------------------------------------
End of period *                                         $       2,470,133   $   2,210,660     $          57,160    $          3,023
----------------------------------------------------    ----------------------------------    --------------------------------------

*Including net undistributed (overdistributed)
     investment income of:                              $          (2,527)  $      (2,529)    $              (1)   $              0
----------------------------------------------------    ----------------------------------    --------------------------------------


                                                    See accompanying notes    71

Statement of Changes in Net Assets


Amounts in thousands                                      Foreign Bond Fund                     Strategic Balanced Fund
                                                          ----------------------------------    ----------------------------------
                                                            Six Months Ended      Year Ended      Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:                   September 30, 1998  March 31, 1998    September 30, 1998  March 31, 1998
                                                                  (Unaudited)                           (Unaudited)

Operations:
Net investment income (loss)                              $           14,724  $       20,326    $              493  $        3,200
-----------------------------------------------------     ----------------------------------    ----------------------------------
Net realized gain (loss)                                              (2,554)         20,051                (1,630)          3,171
-----------------------------------------------------     ----------------------------------    ----------------------------------
Net change in unrealized appreciation (depreciation)                  11,921          (2,005)                  382             630
-----------------------------------------------------     ----------------------------------    ----------------------------------
Net increase (decrease) resulting from operations                     24,091          38,372                  (755)          7,001
-----------------------------------------------------     ----------------------------------    ----------------------------------

Distributions to Shareholders:

From net investment income
   Class D                                                               (48)              0                    (1)              0
-----------------------------------------------------     ----------------------------------    ----------------------------------
   Other Classes                                                     (13,842)        (19,806)                 (474)         (2,495)
-----------------------------------------------------     ----------------------------------    ----------------------------------
From net realized capital gains
   Class D                                                                 0               0                     0               0
-----------------------------------------------------     ----------------------------------    ----------------------------------
   Other Classes                                                           0         (10,473)                    0            (811)
-----------------------------------------------------     ----------------------------------    ----------------------------------

Total Distributions                                                  (13,890)        (30,279)                 (475)         (3,306)
-----------------------------------------------------     ----------------------------------    ----------------------------------

Fund Share Transactions:
Receipts for shares sold
   Class D                                                             4,301               0                   100               0
-----------------------------------------------------     ----------------------------------    ----------------------------------
   Other Classes                                                     168,449         264,742                   173          29,336
-----------------------------------------------------     ----------------------------------    ----------------------------------
Issued as reinvestment of distributions
   Class D                                                                47               0                     1               0
-----------------------------------------------------     ----------------------------------    ----------------------------------
   Other Classes                                                      10,187          23,045                     9             617
-----------------------------------------------------     ----------------------------------    ----------------------------------
Cost of shares redeemed
   Class D                                                              (164)              0                     0               0
-----------------------------------------------------     ----------------------------------    ----------------------------------
   Other Classes                                                     (61,523)       (104,697)                  (14)         (5,202)
-----------------------------------------------------     ----------------------------------    ----------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                                      121,297         183,090                   269          24,751
-----------------------------------------------------     ----------------------------------    ----------------------------------

Total Increase (Decrease) in Net Assets                              131,498         191,183                  (961)         28,446
-----------------------------------------------------     ----------------------------------    ----------------------------------

Net Assets:
Beginning of period                                                  429,806         238,623                38,806          10,360
-----------------------------------------------------     ----------------------------------    ----------------------------------
End of period *                                           $          561,304  $      429,806    $           37,845  $       38,806
-----------------------------------------------------     ----------------------------------    ----------------------------------
*Including net undistributed (overdistributed)
    investment income of:                                 $           21,778  $       20,944    $            2,037  $        2,019
-----------------------------------------------------     ----------------------------------    ----------------------------------


                                                                        StocksPLUS Fund
                                                                        ----------------------------------
                                                                          Six Months Ended      Year Ended
                                                                        September 30, 1998  March 31, 1998
                                                                               (Unaudited)
Operations:
Net investment income (loss)                                            $           9,198   $       64,898
-------------------------------------------------------------------     -----------------   --------------
Net realized gain (loss)                                                          (60,993)          85,623
-------------------------------------------------------------------     -----------------   --------------
Net change in unrealized appreciation (depreciation)                               (8,081)          21,299
-------------------------------------------------------------------     -----------------   --------------
Net increase (decrease) resulting from operations                                 (59,876)         171,820
-------------------------------------------------------------------     -----------------   --------------

Distributions to Shareholders:
From net investment income
   Class D                                                                             (3)               0
-------------------------------------------------------------------     -----------------   --------------
   Other Classes                                                                   (9,035)         (50,523)
-------------------------------------------------------------------     -----------------   --------------
From net realized capital gains
   Class D                                                                              0                0
-------------------------------------------------------------------     -----------------   --------------
   Other Classes                                                                        0          (38,639)
-------------------------------------------------------------------     -----------------   --------------

Total Distributions                                                                (9,038)         (89,162)
-------------------------------------------------------------------     -----------------   --------------

Fund Share Transactions:
Receipts for shares sold
   Class D                                                                            410                0
-------------------------------------------------------------------     -----------------   --------------
   Other Classes                                                                  284,068          461,177
-------------------------------------------------------------------     -----------------   --------------
Issued as reinvestment of distributions
   Class D                                                                              3                0
-------------------------------------------------------------------     -----------------   --------------
   Other Classes                                                                    8,120           80,845
-------------------------------------------------------------------     -----------------   --------------
Cost of shares redeemed
   Class D                                                                             (5)               0
-------------------------------------------------------------------     -----------------   --------------
   Other Classes                                                                 (120,938)        (208,804)
-------------------------------------------------------------------     -----------------   --------------
Net increase (decrease) resulting from Fund share transactions                    171,658          333,218
-------------------------------------------------------------------     -----------------   --------------

Total Increase (Decrease) in Net Assets                                           102,744          415,876
-------------------------------------------------------------------     -----------------   --------------

Net Assets:

Beginning of period                                                               677,712          261,836
-------------------------------------------------------------------     -----------------   --------------
End of period *                                                         $         780,456   $      677,712
-------------------------------------------------------------------     -----------------   --------------
*Including net undistributed (overdistributed) investment
    income of:                                                          $          43,968   $       43,808
-------------------------------------------------------------------     -----------------   --------------


72  See accompanying notes

Statement of Cash Flows
For the year or period ended September 30, 1998 (Unaudited)



Amounts in thousands
                                                                               Real Return Bond Fund         Foreign Bond Fund
                                                                               ------------------------      -----------------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                                           $              4,939          $             175,047
---------------------------------------------------------------------------    ------------------------      -----------------------
Redemptions of Fund shares                                                                   (2,239)                       (61,045)
---------------------------------------------------------------------------    ------------------------      -----------------------
Cash distributions paid                                                                         (48)                        (3,463)
---------------------------------------------------------------------------    ------------------------      -----------------------
Proceeds from financing transactions                                                          9,564                        222,438
---------------------------------------------------------------------------    ------------------------      -----------------------
Net increase (decrease) from financing activities                                            12,216                        332,977
===========================================================================    ========================      =======================

Operating Activities

Purchases of long-term securities and foreign currency                                      (77,457)                    (1,049,494)
---------------------------------------------------------------------------    ------------------------      -----------------------
Proceeds from sales of long-term securities and foreign currency                             67,426                        708,493
---------------------------------------------------------------------------    ------------------------      -----------------------
Purchases of short-term securities (net)                                                     (2,387)                         7,182
---------------------------------------------------------------------------    ------------------------      -----------------------
Net investment income                                                                           292                         14,724
---------------------------------------------------------------------------    ------------------------      -----------------------
Change in other receivables/payables (net)                                                      (80)                       (13,235)
---------------------------------------------------------------------------    ------------------------      -----------------------
Net increase (decrease) from operating activities                                           (12,206)                      (332,330)
===========================================================================    ========================      =======================

Net Increase in Cash and Foreign Currency                                                        10                            647
===========================================================================    ========================      =======================

Cash and Foreign Currency

Beginning of period                                                                               2                          1,867
---------------------------------------------------------------------------    ------------------------      -----------------------
End of period                                                                  $                 12          $               2,514
===========================================================================    ========================      =======================

                                                      See accompanying notes  73

Notes to Financial Statements
September 30, 1998 (Unaudited)


1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 25 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Commercial Mortgage Securities and StocksPLUS Short Strategy Funds had not commenced operations as of September 30, 1998. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, and C Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

      Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency purchased are amounts of $4,841,002, $15,578,323, $958,768,306, $23,125,500, $506,949,577,
$1,822,540, $138,319 for the Low Duration, Real Return Bond, Total Return, High Yield, Foreign Bond, Strategic Balanced and StocksPLUS Funds, respectively, related to these financing transactions.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

September 30, 1998 (Unaudited)


Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.40% for the StocksPLUS and Strategic Balanced Funds and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Short-Term, Total Return and Low Duration, Funds, 0.35% for the Municipal Bond, 0.45% for the Foreign Bond and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds, 0.20% for the Short-Term Fund and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term and Municipal Bond Funds, 0.45% for the Foreign Bond Fund and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

      The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                           Effective Rate            Allowable Rate
                                     -----------------------------------------------------
                                     Distribution   Servicing   Distribution   Servicing
                                          Fee (%)     Fee (%)        Fee (%)     Fee (%)
------------------------------------------------------------------------------------------
Class A

Money Market Fund                              --        0.10             --        0.20
All other Funds                                --        0.25             --        0.25
Class B
All Funds                                    0.75        0.25           0.75        0.25
Class C
Long-Term U.S. Gov't., Foreign Bond,
Global Bond II, Emerging Markets Bond,
High Yield and Total Return Funds            0.75        0.25           0.75        0.25
Real Return Bond and StocksPLUS Funds        0.50        0.25           0.75        0.25
Low Duration Fund                            0.50        0.25           0.50        0.25
Short-Term Fund                              0.30        0.25           0.75        0.25
Money Market Fund                              --        0.10             --        0.20

Class D

Short-Term, Low Duration and
Total Return Funds                             --        0.25             --        0.50
Municipal Bond Fund                            --        0.25             --        0.60
Foreign Bond Fund                              --        0.25             --        0.70
All other Funds                                --        0.25             --        0.65


      PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 1998, PFD received $3,015,157 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including cost of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1998 were as follows (amounts in thousands):

                               U.S. Government/Agency                All Other
                        ------------------------------------------------------------
                              Purchases           Sales     Purchases         Sales
------------------------------------------------------------------------------------
Short-Term Fund          $      240,970  $       30,181  $    140,330  $    105,375
Low Duration Fund             3,891,728       4,601,476     1,154,565       123,601
Real Return Bond Fund            65,713          63,739         5,381         4,318
Total Return Fund            21,070,030      17,926,804     8,892,839     2,213,781
Total Return Mortgage Fund        3,779           3,345           168             0
High Yield Fund                   5,760           7,121       965,248       602,127
Municipal Bond Fund                   0               0        63,027        13,274
Foreign Bond Fund               374,478         196,631       837,914       680,177
Strategic Balanced Fund           3,884           1,008        13,266         4,967
StocksPLUS Fund                 267,354         194,934       250,111       110,473


September 30, 1998 (Unaudited)


5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                              Short-Term Fund
                                                                         -----------------------------------------------------
                                                                            Six Months Ended                 Year Ended
                                                                                 9/30/98                       3/31/98
                                                                          Shares         Amount         Shares         Amount
-----------------------------------------------------------------------  -----------------------------------------------------
Receipts for shares sold
  Class D                                                                     40      $     403              0      $       0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                           59,003        593,853         36,876        370,532
-----------------------------------------------------------------------  -----------------------------------------------------
Shares issued in reorganization
  Class D                                                                      0              0              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                                0              0              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                      1              5              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                              802          7,426            974          9,805
-----------------------------------------------------------------------  -----------------------------------------------------
Cost of shares redeemed
  Class D                                                                      0              0              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                          (40,735)      (409,259)       (33,461)      (336,268)
-----------------------------------------------------------------------  -----------------------------------------------------

Net increase (decrease) resulting from Fund share transactions            19,111      $ 192,428          4,389      $  44,069
=======================================================================  ======================================================
                                                                                             Low Duration Fund
                                                                         -----------------------------------------------------
                                                                            Six Months Ended                 Year Ended
                                                                                 9/30/98                       3/31/98
                                                                          Shares         Amount         Shares         Amount
-----------------------------------------------------------------------  -----------------------------------------------------
Receipts for shares sold
  Class D                                                                    184     $    1,868              0     $         0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                          145,243      1,478,854        189,589       1,928,399
-----------------------------------------------------------------------  -----------------------------------------------------
Shares issued in reorganization
  Class D                                                                      0              0              0               0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                                0              0              0               0
-----------------------------------------------------------------------  -----------------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                      2             21              0               0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                            8,669         88,302         16,196         164,695
-----------------------------------------------------------------------  -----------------------------------------------------
Cost of shares redeemed
  Class D                                                                    (19)          (192)             0               0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                         (109,496)    (1,114,354)      (206,279)     (2,096,731)
-----------------------------------------------------------------------  -----------------------------------------------------

Net increase (decrease) resulting from Fund share transactions            44,583     $  454,499           (494)    $    (3,637)
=======================================================================  =====================================================
                                                                                               High Yield Fund
                                                                         -----------------------------------------------------
                                                                            Six Months Ended                 Year Ended
                                                                                 9/30/98                       3/31/98
                                                                          Shares         Amount         Shares         Amount
-----------------------------------------------------------------------  -----------------------------------------------------
Receipts for shares sold
  Class D                                                                    120     $    1,357              0     $        0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                           60,590        698,436        117,035      1,353,365
-----------------------------------------------------------------------  -----------------------------------------------------
Shares issued in reorganization
  Class D                                                                      0              0              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                                0              0              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                      1             15              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                            7,299         83,519          9,652        111,435
-----------------------------------------------------------------------  -----------------------------------------------------
Cost of shares redeemed
  Class D                                                                    (10)          (114)             0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                          (35,970)      (411,872)       (31,644)      (361,760)
-----------------------------------------------------------------------  -----------------------------------------------------

Net increase (decrease) resulting from Fund share transactions            32,030     $  371,341         95,043     $1,103,040
=======================================================================  =====================================================
                                                                                            Municipal Bond Fund
                                                                         -----------------------------------------------------
                                                                            Six Months Ended                Period Ended
                                                                                 9/30/98                       3/31/98
                                                                          Shares         Amount         Shares         Amount
-----------------------------------------------------------------------  -----------------------------------------------------
Receipts for shares sold
  Class D                                                                     10       $    100              0       $      0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                              851          8,576            300          3,000
-----------------------------------------------------------------------  -----------------------------------------------------
Shares issued in reorganization
  Class D                                                                      0              0              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                            4,715         47,296              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                      0              2              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                               40            402              3             33
-----------------------------------------------------------------------  -----------------------------------------------------
Cost of shares redeemed
  Class D                                                                      0              0              0              0
-----------------------------------------------------------------------  -----------------------------------------------------
  Other classes                                                             (340)        (3,423)             0              0
-----------------------------------------------------------------------  -----------------------------------------------------

Net increase (decrease) resulting from Fund share transactions             5,276       $ 52,953            303       $  3,033
=======================================================================  =====================================================

                                                                                     Real Return Bond Fund
                                                                          ---------------------------------------------
                                                                              Six Months Ended         Year Ended
                                                                                   9/30/98               3/31/98
                                                                             Shares       Amount    Shares      Amount
-----------------------------------------------------------------------   ---------------------------------------------
Receipts for shares sold
  Class D                                                                        11  $       104         0     $     0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                 500        4,881       828       8,224
-----------------------------------------------------------------------   ---------------------------------------------
Shares issued in reorganization
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                         0            3         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                  23          232        42         424
-----------------------------------------------------------------------   ---------------------------------------------
Cost of shares redeemed
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                (229)      (2,244)     (698)     (6,969)
-----------------------------------------------------------------------   ---------------------------------------------

Net increase (decrease) resulting from Fund share transactions                  305   $    2,976       172     $ 1,679
=======================================================================   =============================================
                                                                                         Total Return Fund
                                                                          ---------------------------------------------
                                                                              Six Months Ended         Year Ended
                                                                                   9/30/98               3/31/98
                                                                             Shares       Amount    Shares      Amount
-----------------------------------------------------------------------   ---------------------------------------------
Receipts for shares sold
  Class D                                                                       453   $    4,873         0  $        0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                             518,175    5,557,611   677,577   7,212,259
-----------------------------------------------------------------------   ---------------------------------------------
Shares issued in reorganization
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                         5           52         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                              45,531      490,317   103,713   1,101,884
-----------------------------------------------------------------------   ---------------------------------------------
Cost of shares redeemed
  Class D                                                                       (15)        (159)        0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                            (251,229)  (2,706,574) (362,164) (3,858,055)
-----------------------------------------------------------------------   ---------------------------------------------

Net increase (decrease) resulting from Fund share transactions              312,920   $3,346,120   419,126  $4,456,088
=======================================================================   =============================================
                                                                                  Total Return Mortgage Fund
                                                                          ---------------------------------------------
                                                                              Six Months Ended         Year Ended
                                                                                   9/30/98               3/31/98
                                                                             Shares       Amount    Shares      Amount
-----------------------------------------------------------------------   ---------------------------------------------
Receipts for shares sold
  Class D                                                                        10  $       100         0  $        0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0       336       3,365
-----------------------------------------------------------------------   ---------------------------------------------
Shares issued in reorganization
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                         0            3         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                  10          104        14         142
-----------------------------------------------------------------------   ---------------------------------------------
Cost of shares redeemed
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------

Net increase (decrease) resulting from Fund share transactions                   20  $       207       350  $    3,507
=======================================================================   =============================================
                                                                                         Foreign Bond Fund
                                                                          ---------------------------------------------
                                                                              Six Months Ended         Year Ended
                                                                                   9/30/98               3/31/98
                                                                             Shares       Amount    Shares      Amount
-----------------------------------------------------------------------   ---------------------------------------------
Receipts for shares sold
  Class D                                                                       398  $     4,301         0  $        0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                              15,572      168,449    24,768     264,742
-----------------------------------------------------------------------   ---------------------------------------------
Shares issued in reorganization
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                         4           47         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                 941       10,187     2,170      23,045
-----------------------------------------------------------------------   ---------------------------------------------
Cost of shares redeemed
  Class D                                                                       (15)        (164)        0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                              (5,692)     (61,523)   (9,829)   (104,697)
-----------------------------------------------------------------------   ---------------------------------------------

Net increase (decrease) resulting from Fund share transactions               11,208  $   121,297    17,109  $  183,090
=======================================================================   =============================================
                                                                                     Strategic Balanced Fund
                                                                          ---------------------------------------------
                                                                              Six Months Ended         Year Ended
                                                                                   9/30/98               3/31/98
                                                                             Shares       Amount    Shares      Amount
-----------------------------------------------------------------------   ---------------------------------------------
Receipts for shares sold
  Class D                                                                         7  $       100         0  $        0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                  14          173     2,472      29,336
-----------------------------------------------------------------------   ---------------------------------------------
Shares issued in reorganization
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                         0            1         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   1            9        53         617
-----------------------------------------------------------------------   ---------------------------------------------
Cost of shares redeemed
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                  (1)         (14)     (448)     (5,202)
-----------------------------------------------------------------------   ---------------------------------------------

Net increase (decrease) resulting from Fund share transactions                   21  $       269     2,077  $   24,751
=======================================================================   =============================================
                                                                              StocksPLUS Fund
                                                                          ---------------------------------------------
                                                                              Six Months Ended         Year Ended
                                                                                   9/30/98               3/31/98
                                                                             Shares       Amount    Shares      Amount
-----------------------------------------------------------------------   ---------------------------------------------
Receipts for shares sold
  Class D                                                                        31  $       410         0  $        0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                              20,431      284,068    34,313     461,177
-----------------------------------------------------------------------   ---------------------------------------------
Shares issued in reorganization
  Class D                                                                         0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                   0            0         0           0
-----------------------------------------------------------------------   ---------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                         0            3         0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                                 583        8,120     6,342      80,845
-----------------------------------------------------------------------   ---------------------------------------------
Cost of shares redeemed
  Class D                                                                         0           (5)        0           0
-----------------------------------------------------------------------   ---------------------------------------------
  Other classes                                                              (8,685)    (120,938)   15,329    (208,804)
-----------------------------------------------------------------------   ---------------------------------------------

Net increase (decrease) resulting from Fund share transactions               12,360  $   171,658    25,326  $  333,218
=======================================================================   =============================================

September 30, 1998 (Unaudited)


6. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                                                 Total
                                                           Shares       Value of  Total Net   Total Net     Net Assets      Acquired
                                                        Issued by  Shares Issued  Assets of   Assets of   of Acquiring          Fund
                                                        Acquiring   by Acquiring   Acquired   Acquiring     Fund After    Unrealized
Acquiring Fund          Acquired Fund              Date      Fund           Fund       Fund        Fund    Acquisition  Appreciation
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Municipal
  Bond Fund             PIMCO Tax Exempt Fund  06/26/98     4,715      $  47,296  $  47,296    $  4,295     $   51,585     $   2,335
------------------------------------------------------------------------------------------------------------------------------------


7. Federal Income Tax
Matters As of March 31, 1998, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws. As of March 31, 1998, $13,760,932 of capital loss carryforwards in the High Yield Fund expired.
      Additionally, the Low Duration, Short-Term, Foreign Bond, Funds realized capital losses and/or foreign currency losses during the period November 1, 1997 through March 31, 1998 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $547,213, $85,720 and $115,196, respectively.
      Each Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.


                                         Capital Loss Carryforwards
                                           (amounts in thousands)
                              ---------------------------------------------
                                     Realized        Acquired
                                       Losses          Losses    Expiration
---------------------------------------------------------------------------
Total Return Fund             $             0   $         988      03/31/04
                                            0           8,185      03/31/02
High Yield Fund                             0          50,541      03/31/02
                                            0           5,495      03/31/01

8. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):


                             Low  Duration     Real Return     Total Return
                                      Fund       Bond Fund             Fund
                             ----------------------------------------------
                                                  Premium
---------------------------------------------------------------------------
Balance at 03/31/98          $           0     $        88    $       3,653
Sales                                  859               0           17,788
Closing Buys                             0               0                0
Expirations                              0               0           (5,423)
Exercised                                0               0             (770)
---------------------------------------------------------------------------
Balance at 09/30/98          $         859     $        88    $      15,248
===========================================================================

PIMCO Funds: Access to the highest standard


PIMCO Funds offers unique access to the institutional investment capabilities of PIMCO Advisors L.P., manager of $226 billion. PIMCO Advisors owns seven independent investment firms, each seeking the highest caliber performance in a specific discipline. Six of these firms currently manage PIMCO Funds. Together, their superior standard of expertise has attracted many prestigious clients, including 46 of the 100 largest U.S. corporations. To learn more about PIMCO Funds, speak to your financial advisor, or call 1-800-227-7337.


                            [GRAPHIC APPEARS HERE]


--------------------------------------------------------------------------------
Manager                 Pacific Investment Management Company, 840 Newport
                        Center Drive, Suite 300, Newport Beach, CA 92660
--------------------------------------------------------------------------------
Distributor             PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                        Stamford, CT 06902
--------------------------------------------------------------------------------
Custodian               Investors Fiduciary Trust Company, 801 Pennsylvania,
                        Kansas City, MO 64105
--------------------------------------------------------------------------------
Shareholder             Shareholder Services, Inc., P.O. Box 5866, Denver,
Servicing Agent and     CO 80217
Transfer Agent
--------------------------------------------------------------------------------
Independent             PricewaterhouseCoopers LLP, 1055 Broadway,
Accountant              Kansas City, MO, 64105
--------------------------------------------------------------------------------
Legal Counsel           Dechert Price & Rhoads, 1775 Eye Street, N.W.,
                        Washington, DC, 20006
--------------------------------------------------------------------------------
For Account             For PIMCO Funds account information contact your
Information             financial advisor, or if you receive account statements
                        directly from PIMCO Funds, you can also call
                        1-800-426-0107. Telephone representatives are available
                        Monday-Friday 8:30 am to 8:00 pm eastern time.
--------------------------------------------------------------------------------
Web Site                https://www.pimcofunds.com
--------------------------------------------------------------------------------
This is a copy of a report by PIMCO Funds to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only when preceded or accompanied by the Trust's Prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. This report does not offer for sale or solicit orders to buy any securities.

[LOGO OF PIMCO FUNDS APPEARS HERE]

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902